SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT (No. 2-50318)
  UNDER THE SECURITIES ACT OF 1933 [X]
 Pre-Effective Amendment No.           [  ]
 Post-Effective Amendment No. 98   [X]
and
REGISTRATION STATEMENT (No. 811-2460)
 UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]
 Amendment No. 98 [X]
Fidelity Union Street Trust
(Exact Name of Registrant as Specified in Charter)
82 Devonshire St., Boston, Massachusetts 02109
(Address Of Principal Executive Offices)  (Zip Code)
Registrant's Telephone Number:  617-570-7000
Arthur S. Loring, Secretary
82 Devonshire Street
Boston, Massachusetts 02109
(Name and Address of Agent for Service)
It is proposed that this filing will become effective
 (  ) immediately upon filing pursuant to paragraph (b).
 ( X ) on (October 21, 1997) pursuant to paragraph (b).
 (  ) 60 days after filing pursuant to paragraph (a)(1).
 (  ) on (             ) pursuant to paragraph (a)(1) of Rule 485.
 (  ) 75 days after filing pursuant to paragraph (a)(2).
 (  ) on (            ) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
 ( ) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SPARTAN INTERMEDIATE MUNICIPAL INCOME FUND
CROSS REFERENCE SHEET
FORM N-1A

ITEM NUMBER   PROSPECTUS SECTION


1            ................................   Cover Page

2     a      ................................   Expenses

      b, c   ................................   Contents; The Funds at a Glance; Who May Want
                                                to Invest

3     a      ................................   Financial Highlights

      b      ................................   *

      c, d   ................................   Performance

4     a      i...............................   Charter

             ii..............................   The Funds at a Glance; Investment Principles and
                                                Risks

      b      ................................   Investment Principles and Risks

      c      ................................   Who May Want to Invest; Investment Principles
                                                and Risks

5     a      ................................   Charter

      b      i...............................   Cover Page:  The Funds at a Glance; Charter;
                                                Doing Business with Fidelity

             ii..............................   Charter

             iii.............................   Expenses; Breakdown of Expenses

      c      ................................   Charter


      d      ................................   Charter; Breakdown of Expenses

      e      ................................   Cover Page; Charter

      f      ................................   Expenses

      g      i...............................   Charter
             ii..............................   *



5A           ................................   Performance

6     a      i...............................   Charter

             ii..............................   How to Buy Shares; How to Sell Shares;
                                                Transaction Details; Exchange Restrictions

             iii.............................   Charter

      b      ................................   Charter

      c      ................................   Transaction Details; Exchange Restrictions

      d      ................................   *

      e      ................................   Doing Business with Fidelity; How to Buy Shares;
                                                How to Sell Shares; Investor Services

      f, g   ................................   Dividends, Capital Gains, and Taxes

      h      ................................   *

7     a      ................................   Cover Page; Charter

      b      ................................   Expenses; How to Buy Shares; Transaction Details

      c      ................................   *

      d      ................................   How to Buy Shares

      e      ................................   *

      f      ................................   Breakdown of Expenses

8            ................................   How to Sell Shares; Investor Services; Transaction
                                                Details; Exchange Restrictions

9            ................................   *


* Not Applicable
SPARTAN INTERMEDIATE MUNICIPAL INCOME FUND
CROSS REFERENCE SHEET
(CONTINUED)
FORM N-1A

ITEM NUMBER   STATEMENT OF ADDITIONAL INFORMATION SECTION


10, 11           ...............................   Cover Page

12               ...............................   Descrption of the Trusts

13       a - c   ...............................   Investment Policies and Limitations

         d       ...............................   Portfolio Transactions

14       a - c   ...............................   Trustees and Officers

15       a, b    ...............................   *

         c       ...............................   Trustees and Officers

16       a i     ...............................   FMR, Portfolio Transactions

           ii    ...............................   Trustees and Officers

          iii    ...............................   Management Contracts

         b       ...............................   Management Contracts

         c, d    ...............................   Contracts with FMR Affiliates

         e       ...............................   *

         f       ...............................   Distribution and Service Plans

         g       ...............................   *

         h       ...............................   Description of the Trusts

         i       ...............................   Contracts with FMR Affiliates

17       a       ...............................   Portfolio Transactions

         b       ...............................   *

         c       ...............................   Portfolio Transactions

         d, e    ...............................   *

18       a       ...............................   Description of the Trusts

         b       ...............................   *

19       a       ...............................   Additional Purchase and Redemption Information

         b       ...............................   Additional Purchase and Redemption Information;
                                                   Valuation of Portfolio Securities

         c       ...............................   *

20               ...............................   Distributions and Taxes

21       a, b    ...............................   Contracts with FMR Affiliates

         c       ...............................   *

22       a       ...............................   *

         b       ...............................   Performance

23               ...............................   Financial Statements


* Not Applicable

SPARTAN(REGISTERED TRADEMARK)
   INTERMEDIATE

   MUNICIPAL INCOME
FUND
Please read this prospectus before investing, and keep it on file for
future reference. It contains imp   ortant info    rmation, including
how the fund invests and the services available to shareholders.
   To learn more about the fund and its investments, yo    u can
obtain a copy of the fund's most recent financial report and portfolio
listing, or a copy of the Statement of Additional    In    formation
(SAI) dated October 21, 1997. The SAI has been filed with the Securities and Exchange Commission (SEC) and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov). The SAI is incorporated herein by reference (legally forms a part of the prospectus). For a free copy of either document, call Fidelity at 1-800-544-8888.
Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board, or any other agency, and are subject to investment risks, including possible loss of principal amount invested.
(fund n   umber 443, trad    ing symbol FSIMX)
   The fund seeks a high level of income free from federal income tax. The fund invests normally in investment grade municipal securities while maintaining an average maturity of between three and 10 years.
LIKE ALL MUTUAL FUNDS, THESE
SECURITIES HAVE NOT BEEN APPROVED
OR DISAPPROVED BY THE SECURITIES
AND EXCHANGE COMMISSION, NOR HAS
THE SECURITIES AND EXCHANGE
COMMISSION PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS
PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.
SIM-P   RO    -1097
PROSPECTUS
OCTOBER 21, 1997(FIDELITY_LOGO_GRAPHIC) 82 DEVONSHIRE STREET, BOSTON,
MA 02109


   CONTENTS



   KEY FACTS                             THE FUND AT A GLANCE

                                         WHO MAY WANT TO INVEST

                                         EXPENSES The fund's yearly operating
                                         expenses.

                                         FINANCIAL HIGHLIGHTS A summary of
                                         the fund's financial data.

                                         PERFORMANCE How the fund has done
                                         over time.

   THE FUND IN DETAIL                    CHARTER How the fund is organized.

                                         INVESTMENT PRINCIPLES AND RISKS The
                                         fund's overall approach to investing.

                                         BREAKDOWN OF EXPENSES How
                                         operating costs are calculated and
                                         what they include.

   YOUR ACCOUNT                          DOING BUSINESS WITH FIDELITY

                                         TYPES OF ACCOUNTS Different ways to
                                         set up your account.

                                         HOW TO BUY SHARES Opening an
                                         account and making additional
                                         investments.

                                         HOW TO SELL SHARES Taking money out
                                         and closing your account.

                                         INVESTOR SERVICES Services to help you
                                         manage your account.

   SHAREHOLDER AND                      DIVIDENDS, CAPITAL GAINS,
   ACCOUNT POLICIES                      AND TAXES

                                         TRANSACTION DETAILS Share price
                                         calculations and the timing of
                                         purchases and redemptions.

                                         EXCHANGE RESTRICTIONS


KEY FACTS


TH   E     FUND AT A GLANCE
GOAL: High current income free from federal income tax. As with any mutual fund, there is no assurance that the fund will achieve its goal.
STRATEGY:    Normally invests in investment-grade municipal securities
while maintaining an average maturity of between thre    e and 10
years.    Managed to generally react to changes in interest rates
similarly to municipal bonds with maturities between seven and 10 years.
MANAGEMENT: Fidelity Management & Research Company (FMR) is the management arm of Fidelity Investments, which was established in 1946 and is now America's largest mutual fund manager.
   SIZE:     As of August 31, 1997, the fund had over $   203
million in assets.
WHO MAY WANT TO INVEST
   The Board of Trustees of Fidelity Union Street Trust has unanimously approved an Agreement and Plan of Reorganization ("Agreement") between Spartan Intermediate Municipal Income Fund and Fidelity Limited Term Municipal Income Fund, a fund of Fidelity School Street Trust. The Agreement will be presented to Spartan Intermediate Municipal Income Fund shareholders for their vote of approval or disapproval at a special meeting to be held on February 18, 1998. If the proposal is approved by a majority of the fund's shareholders and certain conditions required by the Agreement are satisfied, the reorganization is expected to become effective on or about February 26, 1998.
   Effective the close of business April 1, 1997, Spartan Intermediate Municipal Income was closed to new accounts pending the Reorganization. Only shareholders of the fund on or prior to that date, including participants in an employee benefit plan which offered the fund on or prior to that date (except participants in an employee benefit plan for which an affiliate of FMR maintains the accounts at the participant level other than pursuant to a recordkeeping agreement), can continue to purchase shares of the fund.
This    non-div    ersified fund may be appropriate for investors in
higher tax brackets who seek high current income that is free from federal income taxes. With its focus on investment grade securities of intermediate maturity, the fund has a moderate risk level and yield potential.
The value of the fund's investments and the income they generate will
vary from day to day, and generally reflect    interest rates, market
conditions, and other economic and political news. When you sell your shares, they may be worth more or less than what you paid for them. By
itself, the fund does not constitute a balanced     investment plan.

THE SPECTRUM OF
FIDELITY FUNDS
BROAD CATEGORIES OF FIDELITY
FUNDS ARE PRESENTED HERE IN
ORDER OF ASCENDING RISK.
GENERALLY, INVESTORS SEEKING TO
MAXIMIZE RETURN MUST ASSUME
GREATER R   I    SK.    SPARTAN
   INTERMEDIATE MUNICIPAL
   INCOME IS IN THE INCOME
   CATEGORY.
(SOLID BULLET)    MONEY MARKET SEEKS
   I    NCOME AND STABILITY BY
INVESTING IN HIGH-QUALITY,
SHORT-TERM INVESTMENTS.
(RIGHT ARROW) INCOME SEEKS INCOME B   Y
INVESTING IN BONDS.
(SOLID BULLET) GROWTH AND INCOME SEEK   S
LONG-TERM GROWTH AND INCOME
BY INVESTING IN STOCKS AND
BONDS.
(SOLID BULLET) GROWTH SEEKS L   ONG-T    ERM
GROWTH BY INVESTING MAINLY IN
STOCKS.
(CHECKMARK)
EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you may pay when you buy or sell shares of the fund. In addition, you may be charged an annual account maintenance fee if your account balance falls below $2,500. See "Transaction Details," page , for an explanation of how
an    d when these charges apply.
   Sales charge on purchases                    None
   and reinvested distributions

   Deferred sales charge on redemptions          None

Annual account maintenance fee                $12.00
(for accounts under $2,500)

ANNUAL FUND OPERATING EXPENSES    are paid out     of the fund's
assets. The fund pays a management fee to FMR.    FMR is responsible
for the payment of all other fund expenses with certain limit    ed
exceptions. Expenses are fac   tored int    o the fund's share price
or dividends and are not charged directly to    shareholder accounts
(see "Breakdown of E    xpenses" page ).
The following figures are based on historical expenses and are
calculated as a    percentage of average net assets. FMR has entered
into arrangements on behalf of the fund with the fund's custodian and transfer agent whereby credits realized as a result of uninvested cash
balances are used     to reduce fund expenses.
Management    fee               0.55%

12b-1 fee                       None

Other expenses                  0.00%

Total fund operating expenses   0.55%

EXAMPLES: Let's say, hypothetically, that the fund's annual return is
5% and that    your shareholder transaction expenses and the fund's
annual     operating expenses are exactly as just described. For
e   very $1,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years
indicate    d:
UNDERSTANDING
EXPENSES
   Operating a mutual fund
   involves a variety of expenses
   for portfolio management,
   shareholder statements, tax
   reporting    , and other services.
   The management fee is paid
   from the fund's assets, and its
   effect is already factored into
   any quoted share price or
   return. Other expenses are
   paid by FMR out of the fund's
   management fee. Also as an
   investor, you may pay certain
   expenses directly.
(checkmark)
   After 1 year            $ 6

   After 3 years           $ 18

   After 5 years           $ 31

   After 10 years          $ 69

These examples illustrate the effect of expenses, but are not meant to
suggest actual or expected    expenses     or returns, all of which
may vary.
FINANCIAL HIGHLIGHTS
   The financial highlights table that follows has b    een audited by
Coopers & Lybrand L.L.P., independent accountants. The fund's
financial highlights, f   inancial statements, and report of the
auditor     are included in the fund's Annual Report, and are
incorporated by reference into (are legally a part of) the fund'   s
SAI. Contact Fidelity for a free copy of th    e Annual Report or the
SAI.
SELECTED PER-SHARE DATA



   Years ended August
31                              1997               1996               1995               1994E              1993D

   Net asset value, beginning
of period                       $ 10.050           $ 10.060           $ 9.840            $ 10.340           $ 10.000

   Income from Investment
Operations                       .484               .486               .490               .514               .177
    Net interest income

    Net realized and
unrealized                       .310               (.010)             .220               (.460)             .340
    gain (loss)

    Total from investment
operations                       .794               .476               .710               .054               .517

   Less Distributions            (.484)             (.486)             (.490)             (.514)             (.177)
    From net interest income

    From net realized
gain                             --                 --                 --                 (.010)             --

    In excess of net realized
gain                             --                 --                 --                 (.030)             --

    Total distributions          (.484)             (.486)             (.490)             (.554)             (.177)

   Net asset value, end of
period                          $ 10.360           $ 10.050           $ 10.060           $ 9.840            $ 10.340

   Total returnB,C               8.07%              4.80%              7.50%              .52%               5.22%

   RATIOS AND SUPPLEMENTAL DATA

   Net assets, end of
period                          $ 203,035          $ 216,121          $ 219,711          $ 256,269          $ 219,400
   (000 omitted)

   Ratio of expenses to
average                          .55%               .50%F              .42%F              .20%F              .00%F
   net assets

   Ratio of net interest
income to average net
assets                           4.72%              4.81%              5.04%              5.09%              5.20%A

   Portfolio turnover
rate                             20%                64%                44%                69%                95%A


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE FORMER ACCOUNT CLOSEOUT FEE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
   C TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN
REDUCED DURING THE PERIOD SHOWN.
   D FOR THE PERIOD APRIL 26, 1993 (COMMENCEMENT OF SALE OF SHARES) TO
AUGUST 31, 1993.
   E EFFECTIVE SEPTEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF
POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT
PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL
DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INTEREST
INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK
TO TAX DIFFERENCES.
   F FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING
THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD
HAVE BEEN HIGHER.
PERFORMANCE
Bo   nd fun    d performance can be measured as TOTAL RETURN or YIELD.
The total returns that follow are based on historical fund results.
   The fund's fiscal yea    r runs from September 1 through August 31.
The ta   bles bel    ow show the fund's performance over past fiscal
years compared to different measures, including a comparative index
and a competitive funds aver   age.     Data for the comparative index
is available only from June 30, 1993 t   o the present. The chart on
page  presents     calendar year performance.
AVERAGE ANNUAL TOTAL RETURNS
Fiscal periods ended                               Past 1       Life of
August 31, 1997                                    year         fundA

Spartan Intermediate Municipal Income               8.07%     5.98%

Lehman Brothers 1-17 Year Municipal Bond Index      8.22%    n/a

Lipper Intermediate Municipal Debt Funds Average    7.03%    n/a

CUMULATIVE TOTAL RETURNS
Fiscal periods ended                               Past 1       Life of
August 31, 1997                                    year         fundA

Spartan Intermediate Municipal Income               8.07%     28.76%

Lehman Brothers 1-17 Year Municipal Bond Index      8.22%    n/a

Lipper Intermediate Municipal Debt Funds Average    7.03%    n/a

   A FROM APRIL 26, 1993 (COMMENCEMENT OF OPERATIONS)
EXPLANATION OF TERMS
TOTAL RETURN is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. A
CUMULATIVE TOTAL RETURN reflects actual performance over a stated
period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.
UNDERSTANDING
PERFORMANCE
YIELD illustrates the income
earned by a fund over a recent
period. 30-day yields are
usually used for bond funds.
Yields change daily, reflecting
changes in interest rates.
TOTAL RETURN reflects both the
reinvestment of income and
capital gain distributions and
any change in a fund's share
price.
(checkmark)
YIELD refers to the income generated by an inv   estment     in the
fund over a given period of time, expressed as an annual percentage rate. A TAX-EQUIVALENT YIELD shows what an investor would have to earn before taxes to equal a tax-free yield. Yields are calculated according to a standard that is required for all stock and bond funds.
Because this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.
LEHMAN BROTHERS 1-17 YEAR MUNICIPAL BOND INDEX is a total return performance benchmark for investment-grade municipal bonds with maturities between one and 17 years.
Unlike the fund's returns, the total ret   urns of t    he comparative
index do not include the effect of any brokerage commissions, transaction fees, or other costs of investing.
THE CONSUMER PRICE INDEX is a widely recognized measure of inflation calculated by the U.S. Government.
       THE COMPETITIVE FUNDS AVERAGE    is th    e Lipper Intermediate
Municipal Debt Funds Average. As of August 31,    1997, the average
reflected the performance of 135 mutual funds with similar
inv    estment objectives. This average, published by Lipper
Analytical    Services, Inc., excludes the effect of sales lo    ads.
YEAR-BY-YEAR TOTAL RETURNS
Calendar years        1994 1995 1996
SPARTAN INTERMEDIATE MUNICIPAL INCOME          -5.03% 14.44% 4.56%
Lipper Intermediate Municipal Debt Funds Average         -3.51% 12.89%
3.89%
Consumer Price Index           2.67% 2.54% 3.32%
Percentage (%)
Row: 1, Col: 1, Value: 0.0
Row: 2, Col: 1, Value: 0.0
Row: 3, Col: 1, Value: 0.0
Row: 4, Col: 1, Value: 0.0
Row: 5, Col: 1, Value: 0.0
Row: 6, Col: 1, Value: 0.0
Row: 7, Col: 1, Value: 0.0
Row: 8, Col: 1, Value: -5.03
Row: 9, Col: 1, Value: 14.44
Row: 10, Col: 1, Value: 4.56
(LARGE SOLID BOX) Spartan Intermediate
Municipal Income
The fund's recent strategies, performance, and holdings are detailed twice a year in financial reports, which are sent to all shareholders.
For current performance or a free annual report, call 1-800-544-8888.
TOTAL RETURNS AND YIELDS ARE BASED ON PAST RESULTS AND ARE NOT AN
INDICATION OF FUTURE PERFORMANCE.
THE FUND IN DETAIL


CHARTER
       SPARTAN INTERMEDIATE MUNICIPAL INCOME IS A MUTUAL FUND:an
   inve    stment that pools shareholders' money and invests it toward
a specified goal. The fund is a non-diversified    fun    d of
Fidelity Union Street Trust, an    open    -end management investment
co   mp    any organized as a Massachusetts business trust on March 1,
1974.
   THE FUND IS GOVERNED BY A BOARD OF TRUSTEES     which is
responsible for protecting the interests of shareholders. The trustees
are experienced ex   ecutives who meet     periodically throughout the
year to oversee the fund's activities, review contractual arrangements
with companies that pro   vide services to the fund, and review the
fund's performance. The trustees serve as trustees for other Fidelity
funds. The majority of trustees are not othe    rwise affiliated with
Fidelity.
   THE FUND MAY HOLD SPECIAL SHAREHOLDER MEETINGS AND MAIL PROXY
MATERIALS.     These meetings may be called to elect or remove
trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. Fidelity will mail proxy materials in advance, including a voting card and information about the
propos   als to     be voted on. The number of votes you are entitled
to is based upon the dollar value of your investment.
FMR AND ITS AFFILIATES
   The fund is managed by FMR, which chooses the fund's investments and handles its business affairs.
Norm Lind is    Vice President and     manager    for     Spartan
Intermediate    Municipal Income, which he has managed since October
1995. He also manages other Fidelity funds. Since joining Fidelity in
1986, Mr. Lind has worked as an analyst and manager    .
Fidelity investment personnel may in   vest     in securities for
their own accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
FIDELITY FACTS
   Fidelity offers the broadest
   selection of mutual funds
   in the world.
(solid bullet)    Number of Fidelity mutual
   funds: over 228
(solid bullet)    Assets in Fidelity mutual
   funds: over $498 billion
(solid bullet)    Number of shareholder
   accounts: over 33 million
(solid bullet)    Number of investment
   analysts and portfolio
   managers: over 273
(checkmark)
Fidelity Distributors Corporation (FDC) distributes and markets
Fidelity's funds and services.
UM   B Bank, n.a. (    UMB) is the fund's tra   nsfer agent, and is
loca    ted at 1010 Grand    Avenue, K    ansas City, Missouri.
   UM    B employs Fidelity Service Company   , Inc. (FSC)     to
perform transfer    agent servicing functions for the fund.
FMR Corp. is the ultimate parent company of FMR. Members of the Edward
C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of
FMR Corp. Under the Investment Company Act of 1940 (the 1940 Act),
control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company;
therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.
FMR may use its broker-dealer affiliates and other firms that sell
fund shares to    carry out the f    und's transactions, provided that
the fund receives brokerage services and commission rates comparable to those of other broker-dealers.
INVESTMENT PRINCIPLES AND RISKS
       BOND FUNDS IN GENERAL.    The yield and share price of a bond
fund change daily based on changes in interest rates and market conditions, and in response to other economic, political or financial events. The types and maturities of the securities a bond fund purchases and the credit quality of their issuers will impact a bond fund's reaction to these events.
       INTEREST RATE RISK.    In general, bond prices rise when
interest rates fall and fall when interest rates rise. Longer-term bonds are usually more sensitive to interest rate changes. In other words, the longer the maturity of a bond, the greater the impact a change in interest rates is likely to have on the bond's price. In addition, short-term interest rates and long-term interest rates do not necessarily move in the same amount or in the same direction. A short-term bond tends to react to changes in short-term interest rates and a long-term bond tends to react to changes in long-term interest rates.
       ISSUER RISK.    The price of a bond is affected by the credit
quality of its issuer. Changes in the financial condition of an issuer, changes in general economic conditions, and changes in specific economic conditions that affect a particular type of issuer can impact the credit quality of an issuer. Lower quality bonds generally tend to be more sensitive to these changes than higher quality bonds.
       MUNICIPAL MARKET RISK.    Municipal securities are backed by
the entity that issued them and/or other revenue streams. Municipal security values may be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or the rights of municipal securities holders.
       FIDELITY'S APPROACH TO BOND FUNDS.    The total return from a
bond includes both income and price gains or losses. In selecting investments for a bond fund, FMR considers a bond's expected income together with its potential for price gains or losses. While income is the most important component of bond returns over time, a bond fund's emphasis on income does not mean the fund invests only in the highest-yielding bonds available, or that it can avoid losses of principal.
   FMR focuses on assembling a portfolio of income-producing bonds that it believes will provide the best balance between risk and return within the range of eligible investments for the fund. FMR's evaluation of a potential investment includes an analysis of the credit quality of the issuer, its structural features, its current price compared to FMR's estimate of its long-term value, and any short-term trading opportunities resulting from market inefficiencies.

   In structuring a bond fund, FMR allocates assets among different market sectors (for example, general obligation bonds of a state or bonds financing a specific project) and different maturities based on its view of the relative value of each sector or maturity. The performance of the fund will depend on how successful FMR is in pursuing this approach.
       SPARTAN INTERMEDIATE MUNICIPAL INCOME    seeks high current
income that is free from federal income tax by investing in
investment-grade municipal securities under normal conditions. The fund normally maintains a dollar-weighted average maturity of between three and 10 years.
   FMR normally invests so that at least 80% of the fund's assets are invested in municipal securities whose interest is free from federal income tax. In addition, FMR may invest all of the fund's assets in municipal securities issued to finance private activities. The interest from these securities is a tax-preference item for purposes of the federal alternative minimum tax.
   Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds with maturities between seven and ten years. As of August 31, 1997, the fund's dollar-weighted average maturity was approximately 7.6 years.
   FMR may use various techniques to hedge a portion of a fund's risks, but there is no guarantee that these strategies will work as intended. When you sell your shares of a fund, they may be worth more or less than what you paid for them.
   FMR normally invests the fund's assets according to its investment strategy and does not expect to invest in federally taxable
    obligations. The fund also reserves the right to invest without limitation in short-term instruments, to hold a substantial amount of uninvested cash, or to invest more than normally permitted in federally taxable obligations for temporary, defensive purposes.
SECURITIES AND INVESTMENT PRACTICES
The following pages contain more detailed information about types of instruments in which the fund may invest, strategies FMR may employ in pursuit of the fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in
this section. A co   mplete l    isting of the fund's limitations and
more detailed information ab   out     the fund's investments are
contained in the fund's SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with the fund's investment objective and policies and that doing so will help the fund
achieve its goal. Fund holdings and recent investment strateg   ies
a    re detailed in the fund's financial reports, which are sent to shareholders twice a year. For a free SAI or financial report, call
1-800-544-8888.
DEBT SECURITIES. Bonds and other debt instruments are used by issuers
to borrow money from investors. The issuer    generally pays the
investor a fixed, varia    ble, or floating rate of interest, and must
repay the amount borrowed at maturity. Some debt securities, such as
zero coupon bonds, do not pay curr   ent intere    st, but are sold at
a discount from their face values.
Debt securities have varying levels of sensitivity to changes in
interest rates    and varying degrees of credit quality. In general,
bond prices rise when interest rates fall, and fall when interest rates rise. Longer-term bonds and zero coupon bonds are generally more sensitive to interest rate changes.
   In addition, bond prices are also affected by the credit quality of the issuer. Investment-grade debt securities are medium- and high-quality securities. Some, however, may possess speculative characteristics, and may be more sensitive to economic changes and to changes in the financial condition of issuers.
RESTRICTIONS:        The fund normally invests in investment grade
sec   urities, but reserves the right to invest up     to 5% of its
assets in below investment-grade securities (sometimes called   "
junk bonds"). A security is considered to be investment-grade if it is rated investment-grade by Moody's Investors Services, Standard
   &     Poor's, Duff & Phelps Credit Rating Co., or Fitch Investors
Service, L.P.   ,     or is unrated but judged by FMR to be of
equivalent quality.
   CREDIT AND LIQUIDITY SUPPORT.     Issuers may employ various forms
of credit    and liquidity enhancement, including letters of credit,
guarantees, puts and demand features, and insurance, provided by foreign or domestic entities such as banks and other financial
institutions. Th    ese arrangements expose the fund to the credit
risk of the entity    providing the credit or liquidity support.
Changes in the credit quality of the provider could affec    t the
value of the security and the fund's share price.    In addition, in
the case of foreign providers of credit or liquidity support, extensive public information about the provider may not be available, and unfavorable political, economic or governmental developments could affect its ability to honor its commitment.
       MUNICIPAL SECURITIES    are issued to raise money for a variety
of public or private purposes, including general financing for state and local governments, or financing for specific projects or public facilities. They may be fully or partially backed by the local government, or by the credit of a private issuer or the current or anticipated revenues from specific projects or assets. Because many municipal securities are issued to finance similar types of projects, especially those relating to education, health care, housing, transportation, and utilities, the municipal markets can be affected by conditions in those sectors. In addition, all municipal securities may be affected by uncertainties regarding their tax status, legislative changes, or rights of municipal securities holders. A municipal security may be owned directly or through a participation interest.
ASSET-BACKED SECURITIES include interests in pools of purchase
contracts, financing leases, or sales agreements    entered into by
municipalities. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market's perception of the servicer of the pool, and any credit enhancement provided. In addition, these securities may be subject to prepayment risk.
VARIABLE AND FLOATING RATE SECURITIES have interest rates that are periodically adjusted either at specific intervals or whenever a benchmark rate changes. Inverse floaters have interest rates that move in the opposite direction from a benchmark, making the security's market value more volatile.
MUNICIPAL LEASE OBLIGATIONS are used by municipalities to acquire land, equipment, or facilities. If the municipality stops making payments or transfers its obligations to a private entity, the obligation could lose value or become taxable.
OTHER MUNICIPAL SECURITIES may include obligations of U.S. territories and possessions such as Guam, the Virgin Islands, and Puerto Rico, and their political subdivisions and public corporations.
PUT FEATURES entitle the holder to put (sell back) a security to the
issuer or another party. In exchange for this    benefit, the fund may
accept a lower inte    rest rate. Demand features and standby
commitments are types of put features.
PRIVATE ENTITIES may be involved in some municipal securities. For example, industrial revenue bonds are backed by private entities, and resource recovery bonds often involve private corporations. The viability of a project or tax incentives could affect the value and credit quality of these securities.
ADJUSTING INVESTMENT EXPOSURE.    The fund can use va    rious
techniques to increase or decrease its exposure to changing security prices, interest rates, commodity prices, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts, entering
into swap agreements    and     purchasing indexed securities.
FMR can use these practices to adjust the risk and return
characteristics of the fund's portfolio of investments. If FMR judges market conditions incorrectly or employs a strategy that does not correlate well with the fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk
or increase return. These techniques may increase th   e volatility of
the fun    d and may involve a small investment of cash relative to
the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.
ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of some illiquid securities, and some other securities, may be subject to legal restrictions. Difficulty in
selling securities may result in a loss or    may be costly to the
fund.
       RESTRICTIONS: The fund may not purchase a security if, as a
result, more than    10    % of its assets would be invested in
illiquid securities.
WHEN-ISSUED AN   D FORWARD PURCHASE OR SAL    E TRANSACTIONS are
trading practices in which payment and delivery for the security take
place    at a later date than is customary for that type of security.
The market value of t    he security could change during this period.
CASH MANAG   EME    NT. The fund may invest in money market securities
and in a money market fund available only to funds and accounts
managed by F   MR or i    ts affiliates, whose goal is to seek a high
level of current income exempt from federal income tax while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.
DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry or type of project. Economic, business, or political changes can affect all securities of a similar type. A fund that is not
diversified may be more sensitive to changes in the market value of a single issuer or industry.
RESTRICTIONS: T   he fund i    s considered non-diversified.
Generally, to meet federa   l tax requirements at the close of
e    ach quarter, the fund does not invest more than 25% of its total assets in any one issuer and, with respect to 50% of total assets, does not invest more than 5% of its total assets in any issuer. These
limitations do not apply to U.S. G   overnment s    ecurities or to
securities of o   ther inv    estment companies. The fund may invest
more than 25% of its total assets in tax-free securities that finance similar types of projects.
BORROWING. The f   und may b    orrow from banks or from other funds
advised by FMR, or through reverse repurchase agr   eements. If
th    e fund borrows money, its share price may be subject to greater
fluctuation until the borrowing is    paid off    . If the fund makes
additional investments while borrowings are outstanding, this may be considered a form of leverage.
RESTRICTIONS: The fun   d may bo    rrow only for temporary or
emergency purposes, but not in an amount exceeding 331/3% of its total assets.
FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval.
   The fund     seeks high current income that is exempt from federal
income tax, by investing in municipal obligations. The fund will normally invest so that at least 80% of its assets are invested in municipal securities whose interest is free from federal income tax.
   The f    und may borrow only for temporary or emergency purposes,
but not in an amount exceeding 33   1/3    % of its total assets.
BREAKDOWN OF EXPENSES
   Like all mutual funds, the fund pays fees related to its daily
operations. Expense    s paid out of the fund's assets are reflected
in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.
   The fund p    ays a MANAGEMENT FEE to FMR for managing its
investments and business affairs.
FMR may, from time to time, agree to reim   burse the     fund for
management fees above a specified limit. FMR retains the abi   lity to
    be repaid by the fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which
may be terminated at any time without notice, can    decrease the
fun    d's expenses and boost its performance.
MANAGEMENT FEE
The    fund's     management fee is calculated and paid to FMR every
month. FMR pays all    of the other expenses of the fund with
limited     exceptions. The fund's annual    management     fee rate
is    0.55    % of its average net assets.
   UMB is the transfer and service agent for the fund. UMB has entered into sub-agreements with FSC under which FSC performs transfer agency, dividend disbursing, shareholder servicing, and accounting functions for the fund. These services include processing shareholder
transactions, valuing the fund's investments, and calculating the fund's share price and dividends. FMR, not the fund, pays for these services.
The fund also pays other expenses, su   ch as brokerage fees and
commissions, interest on borrowings, taxes, and the compensation of
trustees who are not af    filiated with Fidelity.
   The fund has adopted a DISTRIBUTION AND SERVICE PLAN. This plan recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with the distribution of fund shares. FMR directly, or through FDC, may make payments to third
parties, such as banks or broker-deal    ers, that engage in the sale
of, or provide shareholder support services    for, the fund's shares.
Currently, the Board of Trustees has not authorized such paym    ents.
   The fund's portfolio turnove    r rate for the fiscal year ended
   August     19   97     was    20    %. This rate varies from year
to year.
   YOUR ACCOUNT

DOING BUSINESS WITH FIDELITY
Fidelity Investments was established in 1946 to manage one of
America's first mutual funds. Today, Fidelity is the largest mutual fund company in the country, and is known as an innovative provider of high-quality financial services to individuals and institutions.
In addition to its mutual fund business, the company operates one of
America's leading discount brokerage firms, Fidelity Brokerage
Services, Inc. (FBSI). Fidelity is also a leader in providing tax-sheltered retirement plans for individuals investing on their own or through their employer.
Fidelity is committed to providing investors with practical
information to make investment decisions. Based in Boston, Fidelity provides customers with complete service 24 hours a day, 365 days a year, through a network of telephone service centers around the country.
To reach Fidelity for general information, call these numbers:
(small solid bullet) For mutual funds, 1-800-544-8888
(small solid bullet) For brokerage, 1-800-544-7272
If you would prefer to speak with a representative in person, Fidelity has over 80 walk-in Investor Centers across the country.
TYPES OF ACCOUNTS
You may set up an account directly in the    fu    nd or, if you own
or intend to purchase individual securities as part of your total
investment portfolio, you    may c    onsider investing in the fund
through a brokerage account.
   You may purchase or sell shares of the fund through an investment professional, including a broker, who may charge you a transaction fee for this service. If you invest through FBSI, another financial
institution, or an investment prof    essional, read their program
mate   rials for any special provisions, additional service features or fees that may apply to your investment in the fund. Certain features of the fund, such as the minimum initial or subsequent
inves    tment amounts, may be modified.
The different ways to set up (register) your account with Fidelity are listed in the table that follows.
WAYS TO SET UP YOUR ACCOUNT
INDIVIDUAL OR JOINT TENANT
FOR YOUR GENERAL INVESTMENT NEEDS
Individual accounts are owned by one person. Joint accounts can have two or more owners (tenants).
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)
TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS
These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act
(UGMA) or the Uniform Transfers to Minors Act (UTMA).
TRUST
FOR MONEY BEING INVESTED BY A TRUST
The trust must be established before an account can be opened.
BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS, OR
OTHER GROUPS
Requires a special application.
HOW TO BUY SHARES
   THE PRICE TO BUY ONE SHARE of the fund is the fund's net asset value per share (NAV). The fund's shares are sold without a sales charge.
   Your shares will be purchased at the next NAV calculated after your investment is received and accepted. The fund's NAV is normally calculated each business day at 4:00 p.m Eastern time. Shares of
Spartan Intermediate Municipal Income are offered to current shareholders only.
IF YOU ARE NEW TO FIDELITY, complete and sign an account application and mail it along with your check. You may also open your account in person or by wire as described on page . If there is no application accompanying this prospectus, call 1-800-544-8888.
IF YOU ALREADY HAVE MONEY INVESTED IN A FIDELITY FUND, you can:
(small solid bullet) Mail in an application with a check, or
(small solid bullet) Open your account by exchanging from another
Fidelity fund.
If you buy shares by check or Fidelity Money Line(registered trademark), and then sell those shares by any method other than by exchange to another Fidelity fund, the payment may be delayed for up to seven business days to ensure that your previous investment has cleared.
MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT  $   10,000
TO ADD TO AN ACCOUNT  $   1,000
Through regular investment plans* $   500
MINIMUM BALANCE $   5,000
   *FOR MORE INFORMATION ABOUT REGULAR INVESTMENT PLANS, PLEASE REFER
TO "INVESTOR SERVICES," PAGE .
These minimums may vary for investments through Fidelity Portfolio
Advisory Services. Refer to the program materials for details.



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
                     TO OPEN AN ACCOUNT                                          TO ADD TO AN ACCOUNT

PHONE 1-800-544-7777
(PHONE_GRAPHIC)      (SMALL SOLID BULLET) EXCHANGE FROM ANOTHER FIDELITY FUND    (SMALL SOLID BULLET) EXCHANGE FROM ANOTHER
                                                                                  FIDELITY FUND
                     ACCOUNT WITH THE SAME REGISTRATION,                         ACCOUNT WITH THE SAME REGISTRATION,
                     INCLUDING NAME, ADDRESS, AND                                INCLUDING NAME, ADDRESS, AND
                     TAXPAYER ID NUMBER.                                         TAXPAYER ID NUMBER.
                                                                                 (SMALL SOLID BULLET) USE FIDELITY MONEY
                                                                                 LINE TO TRANSFER
                                                                                 FROM YOUR BANK ACCOUNT. CALL BEFORE
                                                                                 YOUR FIRST USE TO VERIFY THAT THIS
                                                                                 SERVICE IS IN PLACE ON YOUR ACCOUNT.
                                                                                 MAXIMUM MONEY LINE: UP TO
                                                                                 $100,000.



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
MAIL
(MAIL_GRAPHIC)(SMALL SOLID BULLET) COMPLETE AND SIGN THE APPLICATION.    (SMALL SOLID BULLET) MAKE YOUR CHECK PAYABLE TO
              MAKE YOUR CHECK PAYABLE TO                                 "SPARTAN INTERMEDIATE    MUNICIPAL
              "SPART   AN INTERMEDIATE MUNICIPAL                            INCOME FUND." INDICATE Y    OUR FUND
                 INCOME FUND." MAIL TO THE ADDRESS                       ACCOUNT NUMBER ON YOUR CHECK AND
                 INDICATED ON TH    E APPLICATION.                       MAIL TO THE ADDRESS PRINTED ON YOUR
                                                                         ACCOUNT STATEMENT.
                                                                         (SMALL SOLID BULLET) EXCHANGE BY MAIL: CALL
                                                                         1-800-544-6666 FOR INSTRUCTIONS.





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
IN PERSON
(HAND_GRAPHIC) (SMALL SOLID BULLET) BRING YOUR APPLICATION AND CHECK TO A    (SMALL SOLID BULLET) BRING YOUR CHECK TO A
                                                                             FIDELITY INVESTOR
               FIDELITY INVESTOR CENTER. CALL                                CENTER. CALL 1-800-544-9797 FOR THE
               1-800-544-9797 FOR THE CENTER                                 CENTER NEAREST YOU.
               NEAREST YOU.

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
WIRE (WIRE_GRAPHIC)   (SMALL SOLID BULLET) CALL 1-800-544-7777 TO SET UP YOUR    (SMALL SOLID BULLET) WIRE TO:
                      ACCOUNT AND TO ARRANGE A WIRE                              BANKERS TRUST COMPANY,
                      TRANSACTION.                                               BANK ROUTING #021001033,
                      (SMALL SOLID BULLET) WIRE WITHIN 24 HOURS TO:              ACCOUNT #00163053.
                      BANKERS TRUST COMPANY,                                     SPECIFY THE COMPLETE NAME OF THE
                      BANK ROUTING #021001033,                                   FUND AND INCLUDE YOUR ACCOUNT
                      ACCOUNT #00163053.                                         NUMBER AND YOUR NAME.
                      SPECIFY THE COMPLETE NAME OF THE
                      FUND AND INCLUDE YOUR NEW ACCOUNT
                      NUMBER AND YOUR NAME.



AUTOMATICALLY
(AUTOMATIC_GRAPHIC)            (SMALL SOLID BULLET) NOT AVAILABLE.   (SMALL SOLID BULLET) USE FIDELITY AUTOMATIC ACCOUNT
                                                                     BUILDER. SIGN UP FOR THIS SERVICE
                                                                     WHEN OPENING YOUR ACCOUNT, OR CALL
                                                                     1-800-544-6666 TO ADD IT.



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
(TDD_GRAPHIC) TDD - SERVICE FOR THE DEAF AND HEARING IMPAIRED: 1-800-544-0118


HOW TO SELL SHARES
   You can arrange to take money out of your fund account at any time
by selling (redeeming)     some or all of your shares.
   THE PRICE TO SELL ONE SHARE of the fund is the fund's NAV.
   Your shares will be sold at the next NAV calculated after your order is received and accepted. The fund's NAV is normally calculated each business day at 4:00 p.m. Eastern time.
IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES, leave at least
$   5    ,000 worth of shares in the account to keep it open.
TO SELL SHARES BY BANK WIRE OR FIDELITY MONEY LINE, you will need to sign up for these services in advance.
CERTAIN REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:
(small solid bullet) You wish to redeem more than $100,000 worth of shares,
(small solid bullet) Your account registration has changed within the last 30 days,
(small solid bullet) The check is being mailed to a different address than the one on your account (record address),
(small solid bullet) The check is being made payable to someone other than the account owner, or
(small solid bullet) The redemption proceeds are being transferred to a Fidelity account with a different registration.
You should be able to obtain a signature guarantee from a bank, broker
(including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.
SELLING SHARES IN WRITING
Write a "letter of instruction" with:
(small solid bullet) Your name,
(small solid bullet) The fund's name,
(small solid bullet) Your fund account number,
(small solid bullet) The dollar amount or number of shares to be redeemed, and
(small solid bullet) Any other applicable requirements listed in the table that follows.
Unless otherwise instructed, Fidelity will send a check to the record address. Deliver your letter to a Fidelity Investor Center, or mail it to:
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
CHECKWRITING
If you have a checkbook for your account, you may write an unlimited number of checks. Do not, however, try to close out your account by check.
      ACCOUNT TYPE   SPECIAL REQUIREMENTS




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
PHONE 1-800-544-7777
(PHONE_GRAPHIC)        ALL ACCOUNT TYPES            (SMALL SOLID BULLET) MAXIMUM CHECK REQUEST: $100,000.
                                                    (SMALL SOLID BULLET) FOR MONEY LINE TRANSFERS TO YOUR BANK ACCOUNT;
                                                    MINIMUM: $10; MAXIMUM: UP TO $100,000.
                                                    (SMALL SOLID BULLET) YOU MAY EXCHANGE TO OTHER FIDELITY FUNDS IF
                                                    BOTH ACCOUNTS ARE REGISTERED WITH THE SAME
                                                    NAME(S), ADDRESS, AND TAXPAYER ID NUMBER.

MAIL OR IN PERSON (MAIL_GRAPHIC)
(HAND_GRAPHIC)         INDIVIDUAL, JOINT TENANT,    (SMALL SOLID BULLET) THE LETTER OF INSTRUCTION MUST BE SIGNED BY ALL
                       SOLE PROPRIETORSHIP,         PERSONS REQUIRED TO SIGN FOR TRANSACTIONS,
                       UGMA, UTMA                   EXACTLY AS THEIR NAMES APPEAR ON THE ACCOUNT.
                       TRUST                        (SMALL SOLID BULLET) THE TRUSTEE MUST SIGN THE LETTER INDICATING
                                                    CAPACITY AS TRUSTEE. IF THE TRUSTEE'S NAME IS NOT
                                                    IN THE ACCOUNT REGISTRATION, PROVIDE A COPY OF THE
                                                    TRUST DOCUMENT CERTIFIED WITHIN THE LAST 60 DAYS.
                      BUSINESS OR ORGANIZATION     (SMALL SOLID BULLET) AT LEAST ONE PERSON AUTHORIZED BY CORPORATE
                                                    RESOLUTION TO ACT ON THE ACCOUNT MUST SIGN THE
                                                    LETTER.
                                                    (SMALL SOLID BULLET) INCLUDE A CORPORATE RESOLUTION WITH CORPORATE
                                                    SEAL OR A SIGNATURE GUARANTEE.
                       EXECUTOR, ADMINISTRATOR,     (SMALL SOLID BULLET) CALL 1-800-544-6666 FOR INSTRUCTIONS.
                       CONSERVATOR, GUARDIAN

WIRE (WIRE_GRAPHIC)    ALL ACCOUNT TYPES            (SMALL SOLID BULLET) YOU MUST SIGN UP FOR THE WIRE FEATURE BEFORE
                                                    USING IT. TO VERIFY THAT IT IS IN PLACE, CALL
                                                    1-800-544-6666. MINIMUM WIRE: $5,000.
                                                    (SMALL SOLID BULLET) YOUR WIRE REDEMPTION REQUEST MUST BE RECEIVED
                                                    AND ACCEPTED BY FIDELITY BEFORE 4 P.M. EASTERN
                                                    TIME FOR MONEY TO BE WIRED ON THE NEXT
                                                    BUSINESS DAY.



CHECK (CHECK_GRAPHIC)   ALL ACCOUNT TYPES    (SMALL SOLID BULLET) MINIMUM CHECK: $500.
                                             (SMALL SOLID BULLET) ALL ACCOUNT OWNERS MUST SIGN A SIGNATURE CARD
                                             TO RECEIVE A CHECKBOOK.



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
(TDD_GRAPHIC) TDD - SERVICE FOR THE DEAF AND HEARING IMPAIRED: 1-800-544-0118


INVESTOR SERVICES
Fidelity provides a variety of services to help you manage your account.
INFORMATION SERVICES
FIDELITY'S TELEPHONE REPRESENTATIVES are available 24 hours a day, 365 days a year. Whenever you call, you can speak with someone equipped to provide the information or service you need.
24-HOUR SERVICE
ACCOUNT ASSISTANCE
1-800-544-6666
ACCOUNT TRANSACTIONS
1-800-544-7777
PRODUCT INFORMATION
1-800-544-8888
RETIREMENT ACCOUNT ASSISTANCE
1-800-544-4774
TOUCHTONE XPRESSSM
1-800-544-5555
 AUTOMATED SERVICE
(checkmark)
STATEMENTS AND REPORTS that Fidelity sends to you include the following:
(small solid bullet) Confirmation statements (after every transaction, except reinvestments, that affects your account balance or your account registration)
(small solid bullet) Account statements (quarterly)
(small solid bullet) Financial reports (every six months)
To reduce expenses, only one copy of most financial reports and prospectuses will be mailed to your household, even if you have more than one account in the fund. Call 1-800-544-6666 if you need copies of financial reports, prospectuses, or historical account information. TRANSACTION SERVICES
EXCHANGE PRIVILEGE. You may sell your fund shares and buy shares of other Fidelity funds by telephone or in writing.
Note that exchanges out of the fund are limited to four per calendar year, and that they may have tax consequences for you. For details on policies and restrictions governing exchanges, including circumstances under which a shareholder's exchange privilege may be suspended or revoked, see page .
SYSTEMATIC WITHDRAWAL PLANS let you set up periodic redemptions from your account.
FIDELITY MONEY LINE(registered trademark) enables you to transfer money by phone between your bank account and your fund account. Most transfers are complete within three business days of your call. REGULAR INVESTMENT PLANS
One easy way to pursue your financial goals is to invest money regularly. Fidelity offers convenient services that let you transfer money into your fund account, or between fund accounts, automatically. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for a home, educational expenses, and other long-term financial goals.
REGULAR INVESTMENT PLANS
FIDELITY AUTOMATIC ACCOUNT BUILDERSM
TO MOVE MONEY FROM YOUR BANK ACCOUNT TO A FIDELITY FUND

MINIMUM   FREQUENCY              SETTING UP OR CHANGING
$500      MONTHLY OR QUARTERLY   (SMALL SOLID BULLET) FOR A NEW ACCOUNT, COMPLETE THE APPROPRIATE SECTION ON THE FUND
                                 APPLICATION.
                                 (SMALL SOLID BULLET) FOR EXISTING ACCOUNTS, CALL 1-800-544-6666 FOR AN APPLICATION.
                                 (SMALL SOLID BULLET) TO CHANGE THE AMOUNT OR FREQUENCY OF YOUR INVESTMENT, CALL
                                 1-800-544-6666 AT LEAST THREE BUSINESS DAYS PRIOR TO YOUR NEXT
                                 SCHEDULED INVESTMENT DATE.


DIRECT DEPOSIT
TO SEND ALL OR A PORTION OF YOUR PAYCHECK OR GOVERNMENT CHECK TO A
FIDELITY FUNDA

MINIMUM   FREQUENCY          SETTING UP OR CHANGING
$500      EVERY PAY PERIOD   (SMALL SOLID BULLET) CHECK THE APPROPRIATE BOX ON THE FUND APPLICATION, OR CALL
                             1-800-544-6666 FOR AN AUTHORIZATION FORM.
                             (SMALL SOLID BULLET) CHANGES REQUIRE A NEW AUTHORIZATION FORM.


FIDELITY AUTOMATIC EXCHANGE SERVICE
TO MOVE MONEY FROM A FIDELITY MONEY MARKET FUND TO ANOTHER FIDELITY
FUND

MINIMUM   FREQUENCY                SETTING UP OR CHANGING
$500      Monthly, bimonthly,      (small solid bullet) To establish, call 1-800-544-6666 after both accounts are
          quarterly, or annually   opened.
                                   (small solid bullet) To change the amount or frequency of your investment, call
                                   1-800-544-6666.


A BECAUSE ITS SHARE PRICE FLUCTUATES, THE FUND MAY NOT BE AN
APPROPRIATE CHOICE FOR DIRECT DEPOSIT OF YOUR ENTIRE CHECK.
SHAREHOLDER AND ACCOUNT POLICIES


DIVIDENDS, CAPITAL GAINS, AND TAXES
The fund distr   ibutes su    bstantially all of its net investment
income and capital gains to shareholders each year. Income dividends are declared daily and paid monthly. Capital gains are normally distributed in October and December.
DISTRIBUTION OPTIONS
When you open an account, specify on your application how you want to receive your distributions. If the option you prefer is not listed on
the application, call 1-800-544-6666 for instructio   ns. The fund
offers fo    ur options:
1. REINVESTMENT OPTION. Your dividend and capital gain distributions will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.
2. INCOME-EARNED OPTION. Your capital gain distributions will be automatically reinvested, but you will be sent a check for each dividend distribution.
3. CASH OPTION. You will be sent a check for your dividend and capital gain distributions.
4. DIRECTED DIVIDENDS(registered trademark) OPTION. Your dividend and capital gain distributions will be automatically invested in another identically registered Fidelity fund.
Dividends will be reinvested at the fund's NAV on the last day of the month. Capital gain distributions will be reinvested at the NAV as of the date the fund deducts the distribution from its NAV. The mailing of distribution checks will begin within seven days.
TAXES
As with any investment, you should consider how an investment in a
tax-free fund could affect you. Below are som   e of the fu    nd's
tax implications.
UNDERSTANDING
DISTRIBUTIONS
As a fund shareholder, you are
entitled to your share of the
fund's net income and gains
on its investments. The fund
passes its earnings along to its
investors as DISTRIBUTIONS.
   The fund earns     interest from its
investments. These are passed
along as DIVIDEND
DISTRIBUTIONS. The fund may
realize capital gains if it sells
securities for a higher price
than it paid for them. These
are passed along as CAPITAL
GAIN DISTRIBUTIONS.
(checkmark)
TAXES ON DISTRIBUTIONS. Interest in   come     that the fund earns is
distributed to shareholders as income dividends. Interest that is federally tax-free remains tax-free when it is distributed.
However, gain on the sale of tax-free bonds results in taxable distributions. Short-term capital gains and a portion of the gain on
bonds purchased at a discount are    distributed as dividends and
    taxed as    ordinary income. Capital     gain distributions are
taxed as long-term capital gains. These distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31. Fidelity will send you a
statement showing the tax status of distributions    and will report
to the IRS the amount of any taxable distributions     paid to you in
the previous year.
The interest from some municipal securities is subject to the federal alternative minimum tax. The fund may invest up to 100% of its assets in these securities. Individuals who are subject to the tax must report this interest on their tax returns.
A p   ortion of     the fund's dividends may be free from state or
local taxes. Income from investments in your state are often tax-free to you. Each year, Fidelity will send you a breakdown of the fund's income from each state to help you calculate your taxes.
During the fiscal year ended August 1997   , 100% of the     fund's
income dividends was free from federal income t   ax. 28.38    % of
the fund's income dividends was subject to the federal alternative minimum tax.
TAXES ON TRANSACTIONS. Your redemptions - including exchanges to other Fidelity funds - are subject to capital gains tax. A capital gain or loss is the difference between the cost of your shares and the price you receive when you sell them.
   Whenever you sell sh    ares of the fund, Fidelity will send you a
confirmation statement showing how many shares you sold and at what price. You will also receive a consolidated transaction statement every January. However, it is up to you or your tax preparer to determine whether this sale resulted in a capital gain and, if so, the amount of tax to be paid. Be sure to keep your regular account statements; the information they contain will be essential in calculating the amount of your capital gains.
"BUYING A DIVIDEND." If you buy    shares when the fund has realized
but no    t yet distributed income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution.
TRANSACTION DETAILS
THE FUND IS OPEN FOR BUSINESS each day the New York Stock Exchange
(NYSE) is open. FSC normally calcu   lates the fund's NAV as of the
close of busin    ess of the NYSE, normally 4:00 p.m. Eastern time.
THE FUND'S NAV is the    value of a     single share. The NAV is
computed by adding the value of the fund's investments, cash, and other assets, subtracting its liabilities, and then dividing the result by the number of shares outstanding.
   The fund's assets are valued primarily on the basis of information
furnished by a pricing service or market quotations,     if available,
or by another method that the Board of Trustees believes accurately reflects fair value.
THE FUND'S OFFERING PRICE (price to buy one share) is its NAV. The fund's REDEMPTION PRICE (price to sell one share) is its NAV.
WHEN YOU SIGN YOUR ACCOUNT APPLICATION, you will be asked to certify
that your    s    ocial    s    ecurity or taxpayer identification
number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate
IRS regulations,    the IRS can require     the fund to withhold 31%
of your taxable distributions and redemptions.
YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE. Fidelity may only be liable for losses resulting from unauthorized transactions if it does not follow reasonable procedures designed to verify the identity of the caller. Fidelity will request personalized security codes or other information, and may also record calls. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to redeem and exchange by telephone, call Fidelity for instructions.
IF YOU ARE UNABLE TO REACH FIDELITY BY PHONE (for example, during periods of unusual market activity), consider placing your order by mail or by visiting a Fidelity Investor Center.
THE    FUND RESER    VES THE RIGHT TO SUSPEND THE OFFERING OF SHARES
for a    period     of time. The fund also reserves the right to
reject any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions" on page . Purchase orders may be
refused if, in FMR's opinion, they would disrupt management of th   e
fu    nd.
WHEN YOU PLACE AN ORDER TO BUY SHARES, your order will be processed at the next offering price calculated after your order is received and accepted. Note the following:
(small solid bullet) All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
(small solid bullet) Fidelity does not accept cash.
(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.
(small solid bullet) Th   e fun    d reserves the right to limit the
number of checks processed at one time.
(small solid bullet) If your check does not clear, your purchase will
be cancelled and you could be    liab    le for any losses or fees the
fund or its transfer agent has incurred.
(small solid bullet) You begin to earn dividends as of the first business day following the day of your purchase.
TO AVOID THE COLLECTION PERIOD associated with check and Money Line purchases, consider buying shares by bank wire, U.S. Postal money order, U.S. Treasury check, Federal Reserve check, or direct deposit instead.
   CERTAIN FINANCIAL INSTITUTIONS that have     entered into sales
agreements with FDC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time
   when the fund     is priced on the following business day. If
payment is not received by that time, the financial institution could be held liable for resulting fees or losses.
WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at the next NAV calculated after your request is received and accepted. Note the following:
(small solid bullet) Normally, redemption proceeds will be mailed to you on the next business day, but if making immediate payment could adversely affect the fund, it may take up to seven days to pay you.
(small solid bullet)    Shares will earn dividends through the date of
redemption; however, shares redeemed on a Friday or prior to a holiday will continue to earn dividends until the next business day.
(small solid bullet) Fidelity Money Line redemptions generally will be credited to your bank account on the second or third business day after your phone call.
(small solid bullet) The fund    may hol    d payment on redemptions
until it is reasonably satisfied that investments made by check or Fidelity Money Line have been collected, which can take up to seven business days.
(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC. (small solid bullet) If you sell shares by writing a check and the amount of the check is greater than the value of your account, your check will be returned to you and you may be subject to additional charges.
FIDELITY RESERVES THE RIGHT TO    DEDUCT     AN ANNUAL MAINTENANCE FEE
of $12.00 from accounts with a value of less than $2,500, subject to
an annual maximum char   ge of $24    .00 per shareholder. It is
expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of
servicing smaller accounts. This fee will not be    dedu    cted from
Fidelity broker   age accou    nts, retirement accounts (except
non-prototype retirement accounts), accounts using regular investment plans, or if total assets with Fidelity exceed $30,000. Eligibility for the $30,000 waiver is determined by aggregating Fidelity accounts maintained by FSC or FBSI which are registered under the same social security number or which list the same social security number for the custodian of a Uniform Gifts/Transfers to Minors Act account.
IF YOUR ACCOUNT BALANCE FALLS BELOW $5,000, you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV on the day your account is closed.
FIDELITY MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.
   FDC may, at its own expense, provide promotional incentives to qualified recipients who support the sale of shares of the fund without reimbursement from the fund. Qualified recipients are securities dealers who have sold fund shares or others, including banks and other financial institutions, under special arrangements in connection with FDC's sales activities. In some instances, these incentives may be offered only to certain institutions whose representatives provide services in connection with the sale or expected sale of significant amounts of shares.
EXCHANGE RESTRICTIONS
As a shareholder, you have the privilege o   f exchanging sha    res
of the fund for shares of other Fidelity funds. However, you should note the following:
(small solid bullet) The fund you are exchanging into m   ust be
availa    ble for sale in your state.
(small solid bullet) You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number.
(small solid bullet) Before exchanging into a fund, read its prospectus.
(small solid bullet) If you exchange into a fund with a sales charge, you pay the percentage-point difference between that fund's sales charge and any sales charge you have previously paid in connection with the shares you are exchanging. For example, if you had already paid a sales charge of 2% on your shares and you exchange them into a fund with a 3% sales charge, you would pay an additional 1% sales charge.
(small solid bullet) Exchanges may have tax consequences for you.
(small solid bullet) Because excessive trading can hurt    fund
perf    ormance and shareholders, the fund reserves the right to
temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the fund per calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four exchange limit.
(small solid bullet) The fund re   serves the     right to refuse
exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
(small solid bullet) Your exchanges may be restricted or re   fused if
    the fund receives or anticipates simultaneous orders affecting significant portions of the fund's assets. In particular, a pattern of
exchanges that coincides with a "market timing"    strategy may be
disruptive to the fund.
   Although the fund will attempt to give you prior notice whenever it is reasonably able to do so, it may impose these restrictions at any
time. The fund reserves t    he right to terminate or modify the
exchange privilege in the future.
OTHER FUNDS MAY HAVE DIFFERENT EXCHANGE RESTRICTIONS, and may
im   pose fees of up to 1.00% on purchases, administrative fees of up
to $7.50, and trading     fees of up to 1.50% on exchanges. Check each
fund's prospectus for details.


This prospectus is printed on recycled paper using soy-based inks. SPARTAN INTERMEDIATE MUNICIPAL INCOME FUND
   A FUND OF     FIDELITY UNION STREET TRUST
STATEMENT OF ADDITIONAL INFORMATION
       OCTOBER 21, 1997
   This Statement of Additional Information (SAI) is not a prospectus but should be read in conjunction with the fund's current Prospectus (dated October 21, 1997). Please retain this document for future reference. The fund's Annual Report is a separate document supplied with this SAI. To obtain a free additional copy of the Prospectus or an Annual Report, please call Fidelity at 1-800-544-8888.
TABLE OF CONTENTS                                PAGE



Investment Policies and Limitations

Portfolio Transactions

Valuation

Performance

Additional Purchase and Redemption Information

Distributions and Taxes

FMR

Trustees and Officers

Management Contract

Distribution and Service Plan

Contracts with FMR Affiliates

Description of the Trust

Financial Statements

Appendix

   INVESTMENT ADVISER
Fidelity Management & Research Company (FMR)
   DISTRIBUTOR
Fidelity Distributors Corporation (FDC)
   TRANSFER AGENT
UMB Bank, n.a. (UMB )
and Fidelity Service Company   , Inc.     (FSC)

SIM-ptb-1097
INVESTMENT POLICIES AND LIMITATIONS
The following policies and limitations supplement those set forth in
the Prospectus. Unless otherwise noted, whenever an invest   ment
policy or limitation states a maximum percentage of the fund's assets
that may be invested in any security or other asset, or sets     forth
a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.
The fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940) of the
fund. However, except for the fundamental investment limita   tions
listed below, the investmen    t policies and limitations described in
this SAI are not fundamental and may be changed without shareholder approval. THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) issue senior securities, except as permitted under the Investment Company Act of 1940;
(2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(4) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;
(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) In order to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(   vi)     The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.
(v   ii)     The fund does not currently intend to invest all of its
assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For purposes of limitations (4) and (i), FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.
For purposes of limitation (i), Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter
M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions"
beginning on page        .
AFFILIATED BANK TRANSACTIONS.    The fund may engage in transactions
with financial institutions that are, or may be considered     to be,
"affiliated persons" of the fund under the Investment Company Act of 1940. These transactions may include repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements
with, the 50 largest U.S. banks (measured    by deposits); municipal
securities; U.S. Government securities with affiliated financial
institutions that are primary dealers in     these securities;
short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.
DELAYED-DELIVERY TRANSACTIONS.    The fund may buy and sell securities
on a delayed-delivery or when-issued basis. These transactions involve a commitment by the fund to purchase or sell specific securities at a
predetermined price or yield, with     payment and delivery taking
place after the customary settlement period for that type of security.
Typically, no interest accrues to    the purchaser until the security
is delivered. The fund may receive fees for entering into delayed-delivery transactions.
   When purchasing securities on a delayed-delivery basis, the fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Because the fund is not required to pay for securities until the delivery date, these risks are in addition to
t    he risks associated with the fund's other investments. If the fund remains substantially fully invested at a time when delayed-delivery purchases are outstanding, the delayed-delivery purchases may result in a form of leverage. When delayed-delivery purchases are outstanding, the fund will set aside appropriate liquid
assets in a segregated custodial account to    cover its     purchase
obligations. When the fund has sold a security on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could suffer a loss.
   The fund may renegotiate delayed-delivery transactions after they
are entered into, and may sell underlying securities before     they
are delivered, which may result in capital gains or losses.
FEDERALLY TAXABLE OBLIGATIONS. U   nder normal conditions, the fund
does not intend to invest in securities whose interest is federally
taxable. However, from time to time on     a temporary basis, the fund
may invest a portion of its assets in fixed-income obligations whose interest is subject to federal income tax.
   Should the fund invest in federally taxable obligations, it would purchase securities that in FMR's judgment are of high quality. These would include obligations issued or guaranteed by the U.S. Government
or its agencies or instrumentalities; obligations of domesti    c
banks; and repurchase agreements. The fund's standards for high-quality, taxable obligations are essentially the same as those described by Moody's Investors Service, Inc. (Moody's) in rating corporate obligations within its two highest ratings of Prime-1 and Prime-2, and those described by Standard & Poor's (S&P) in rating corporate obligations within its two highest ratings of A-1 and A-2. Proposals to restrict or eliminate the federal income tax exemption for interest on municipal obligations are introduced before Congress from time to time. Proposals also may be introduced before state
legislatures that would affect the state tax treatment of    the
fund's distributions. If such proposals were enacted, the availability
of municipal obligations and the value of the fund's     holdings
would be affected and the Trustees would reevaluate the fund's investment objective and policies.
FUTURES AND OPTIONS. The following sections pertain to futures and options: Asset Coverage for Futures and Options Positions, Combined Positions, Correlation of Price Changes, Futures Contracts, Futures Margin Payments, Limitations on Futures and Options Transactions, Liquidity of Options and Futures Contracts, OTC Options, Purchasing Put and Call Options, and Writing Put and Call Options.
ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS. Th   e fund will
comply with guidelines established by the Securities and     Exchange
Commission with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of the fund's assets could impede portfolio management or the fund's ability to meet redemption requests or other current obligations.
COMBINED POSITIONS. Th   e fund may purchase and write options     in
combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.
CORRELATION OF PRICE CHANGES. Because there are a limited number of
types of exchange-traded options and futures contracts,    it is
likely that the standardize    d contracts available will not match
the fund's current or anticipated investments exactly. The fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the
   securities in which it typically invests,     which involves a risk
that the options or futures position will not track the performance of the fund's other investments.
Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and
futures and securities are traded, or    from imposition of daily
price fluctuation li    mits or trading halts. The fund may purchase
or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in
all cases. If price changes in    the fund's options or futures
positions are poorly correlated with its other investments, the
positions may fail to produce     anticipated gains or result in
losses that are not offset by gains in other investments.
FUTURES CONTRACTS.    When the fund purchases a futures contract, it
agrees to purchase a specified underlying instrument at a
specified future date. When the fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the fund enters into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Bond Buyer Municipal Bond Index. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.
The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase the fund's exposure to positive and negative price fluctuations in the underlying
instrument, mu    ch as if it had purchased the underlying instrument
directly. When the fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.
FUTURES MARGIN PAYMENTS. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of the fund's investment limitations. In the event of the bankruptcy of an
FCM that holds margin    on behalf of the fund,     the fund may be
entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund.
       LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS. The fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission (CFTC) and the National Futures Association, which regulate trading in the futures markets. The fund intends to comply with Rule
4.5 under the Commodity Exchange Act, which    limits the extent to
which the fund can commit assets to initial margin deposits and option premiums.
   In addition, the fund will not: (a    ) sell futures contracts,
purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options. The above limitations on the fund's investments in futures contracts and options, and the fund's policies regarding futures contracts and options discussed elsewhere in this SAI, may be changed as regulatory agencies permit.
LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is
imposed, it may be    impossible for the fund to enter into new
positions or close out existing positions. If the secondary market for
a contract is not     liquid because of price fluctuation limits or
otherwise, it could prevent prompt liquidation of unfavorable
positions, and    potentially could require the fund to continue to
hold a position until delivery or expiration regardless of changes in
its value. As a     result, the fund's access to other assets held to
cover its options or futures positions could also be impaired.
OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (OTC) options
(options not traded on exchanges) generally are    established through
negotiation with the other party to the option contract. While this
type of arrangement allows the fund greater     flexibility to tailor
an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, the fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire premium it paid. If the fund exercises the option, it completes the sale of the underlying instrument at the strike price. The fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.
The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.
WRITING PUT AND CALL OPTIONS.    When the fund writes a put option, it
takes the opposite side of the transaction from t    he option's
purchaser. In return for receipt of the premium, the fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it.
When writing an option on a futures contract, the fund    will be
required to mak    e margin payments to an FCM as described above for
futures contracts. The fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option the fund has written, however, the fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.
If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.
W   riting a call option obligates the fund to sell or deliver the option's underlying instrument, in return for the strike price,
upon     exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.
ILLIQUID INVESTMENTS are investments that cannot be sold or disposed
of in the ordinary course of business at approximately the    prices
at which they are valued. Under the supervision of the Board of Trustees, FMR determines the liquidity of the fund's investments and, through reports from FMR, the Board monitors investments in illiquid instruments. In determining the liquidity of the fund's investments, FMR may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades (including the ability to assign or offset the fund's rights and obligations relating to the investment).
   Investments currently considered by the fund to be illiquid include over-the-counter options. Also, FMR may determine some restricted securities and municipal lease obligations to be illiquid. However,
with respect to over-the-counter options the fund     writes, all or a
portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the fund may have to close out the option before expiration.
In the absence of market quotations, illiquid investments are priced
at fair value as determined in good faith by a committee    appointed
by the Board of Trustees. If through a change in values, net assets,
or other circumstances, the fund were in a position     where more
than 10% of its net assets was invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.
INDEXED SECURITIES. The    fund may purchase securities whose prices
are indexed to the prices of other securities, securities     indices,
or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Indexed securities may have principal payments as well as coupon payments that depend on the performance of one or more interest rates. Their coupon rates or principal payments may change by several percentage points for every 1% interest rate change. One example of indexed securities is inverse floaters.
The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed, and may also be influenced by interest rate changes. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments.
INTERFUND BORROWING AND LENDING PROGRAM.    Pursuant to an exemptive
order issued by the SEC, the fund has received     permission to lend
money to, and borrow money from, other funds advised by FMR or its affiliates, but it currently intends to participate in this program only as a borrower. Interfund borrowings normally extend overnight,
but can have a maximum    duration of seven days. The fund will borrow
through the program only when the costs are equal to or lower than the
costs of bank loans.     Loans may be called on one day's notice, and
the fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed.
INVERSE FLOATERS have variable interest rates that typically move in the opposite direction from prevailing short-term interest rate levels
- rising when prevailing short-term interest rates fall, and vice versa. This interest rate feature can make the prices of inverse floaters considerably more volatile than bonds with comparable maturities.
LOWER-QUALITY MUNICIPAL SECURITIES.    The fund may invest a portion
of its assets in lower-quality municipal securities as described in the Prospectus.
   While the market for municipals is considered to be adequate,
adverse publicity and changing investor perceptions may affect     the
ability of outside pricing services used by the fund to value its portfolio securities, and the fund's ability to dispose of lower-quality bonds. The outside pricing services are monitored by FMR and reported to the Board to determine whether the services are furnishing prices that accurately reflect fair value. The impact of changing investor perceptions may be especially pronounced in markets where municipal securities are thinly traded.
   The fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a
security     holder to seek to protect the interests of security
holders if it determines this to be in the best interest of the fund's shareholders.
MARKET DISRUPTION RISK. The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Municipal bankruptcies are relatively rare, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear and remain untested. Further, the application of state law to municipal issuers could produce varying results among the states or among municipal securities issuers within a state. These legal uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities. Any of these effects could have a significant impact on the prices of some or all of the municipal securities held by a fund.
MUNICIPAL SECTORS:
EDUCATION. In general, there are two types of education-related bonds; those issued to finance projects for public and private colleges and universities, and those representing pooled interests in student loans. Bonds issued to supply educational institutions with funds are subject to the risk of unanticipated revenue decline, primarily the result of decreasing student enrollment or decreasing state and federal funding. Among the factors that may lead to declining or insufficient revenues are restrictions on students' ability to pay tuition, availability of state and federal funding, and general economic conditions. Student loan revenue bonds are generally offered by state (or substate) authorities or commissions and are backed by pools of student loans. Underlying student loans may be guaranteed by state guarantee agencies and may be subject to reimbursement by the United States Department of Education through its guaranteed student loan program. Others may be private, uninsured loans made to parents or students which are supported by reserves or other forms of credit enhancement. Recoveries of principal due to loan defaults may be applied to redemption of bonds or may be used to re-lend, depending on program latitude and demand for loans. Cash flows supporting student loan revenue bonds are impacted by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, and student repayment deferral periods of forbearance. Other risks associated with student loan revenue bonds include potential changes in federal legislation regarding student loan revenue bonds, state guarantee agency reimbursement and continued federal interest and other program subsidies currently in effect.
TRANSPORTATION. Transportation debt may be issued to finance the construction of airports, toll roads, highways, or other transit facilities. Airport bonds are dependent on the general stability of the airline industry and on the stability of a specific carrier who uses the airport as a hub. Air traffic generally follows broader economic trends and is also affected by the price and availability of fuel. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads and the general economic health of an area. Fuel costs and availability also affect other transportation-related securities, as do the presence of alternate forms of transportation, such as public transportation.
MUNICIPAL LEASES and participation interests therein may take the form of a lease, an installment purchase, or a conditional sale contract and are issued by state and local governments and authorities to
acquire land or a wide variety of equipment and    facilities.
Generally, the fund will not hold such obligations directly as a lessor of the property, but will purchase a participation interest in a municipal obligation from a bank or other third party. A participation interest gives the fund a specified, undivided interest in the obligation in proportion to its purchased interest in the total amount of the obligation.
Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet to incur debt. These may include voter referenda, interest rate limits, or public sale requirements. Leases, installment purchases, or conditional sale contracts (which normally provide for title to the leased asset to pass to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting their constitutional and statutory requirements for the issuance of debt. Many leases and contracts include "non-appropriation clauses" providing that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on a yearly or other periodic basis. Non-appropriation clauses free the issuer from debt issuance limitations.
REFUNDING CONTRACTS. T   he fund may purchase securities on a
when-issued basis in connection with the refinancing of an
issuer's outstanding indebtedness. Refunding contracts require the
issuer to sell and the fund to buy refunded municipal    obligations
at a stated price and yield on a settlement date that may be several
months or several years in the future. The fund     generally will not
be obligated to pay the full purchase price if it fails to perform
under a refunding contract. Instead, refunding    contracts generally
provide for payment of liquidated damages to the issuer (currently
15-20% of the purchase price). The fund     may secure its obligations
under a refunding contract by depositing collateral or a letter of
credit equal to the liquidated damages    provisions of the refunding
contract.     When required by SEC guidelines, the fund will place
liquid assets in a segregated custodial account equal in amount to its obligations under refunding contracts.
REPURCHASE AGREEMENTS.    In a repurchase agreement, the fund
purchases a security and simultaneously commits to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. To protect the fund from risk that the original seller will not fulfill its obligation, the securities are held in an account of the fund at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility that the value of the underlying security will be less than the resale price, as well as delays and costs to the fund in connection with bankruptcy proceedings), it is the fund's
current     policy to engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found
satisfactory by FMR.
RESTRICTED SECURITIES generally can be sold in privately negotiated
transactions, pursuant to an exemption from registration under    the
Securities Act of 1933, or in a registered public offering. Where registration is required, the fund may be obligated to pay all or
part     of the registration expense and a considerable period may
elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.
REVERSE REPURCHASE AGREEMENTS.    In a reverse repurchase agreement,
the fund sells a portfolio instrument to another party,     such as a
bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the fund will maintain appropriate liquid
assets in a segregated custodial account to c   over its obligation
under the agreement    . The fund will enter into reverse repurchase
agreements only with parties whose creditworthiness has been found satisfactory by FMR. Such transactions may increase fluctuations in the market value of the fund's assets and may be viewed as a form of leverage.
STANDBY COMMITMENTS are puts that entitle holders to same-day
settlement at an exercise price equal to the amortized cost of    the
underlying security plus accrued interest, if any, at the time of
exercise. The fund may acquire standby commitments to     enhance the
liquidity of portfolio securities.
   Ordinarily the fund will not transfer a standby commitment to a third party, although it could sell the underlying municipal security
to a third party     at any time. The fund may purchase standby
commitments separate from or in conjunction with the purchase of securities subject to such commitments. In the latter case, the fund would pay a higher price for the securities acquired, thus reducing their yield to maturity.
Issuers or financial intermediaries may obtain letters of credit or other guarantees to support their ability to buy securities on demand. FMR may rely upon its evaluation of a bank's credit in determining whether to support an instrument supported by a letter of credit. In evaluating a foreign bank's credit, FMR will consider whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls, or other governmental restrictions that might affect the bank's ability to honor its credit commitment.
Standby commitments are subject to certain risks, including the
ability of issuers of standby commitments to pay for securities    at
the time the commitments are exercised; the fact that standby
commitments are not marketable by the fund; and the possibilit    y
that the maturities of the underlying securities may be different from those of the commitments.
TENDER OPTION BONDS are created by coupling an intermediate- or long-term, fixed-rate, tax-exempt bond (generally held pursuant to a custodial arrangement) with a tender agreement that gives the holder the option to tender the bond at its face value. As consideration for providing the tender option, the sponsor (usually a bank, broker-dealer, or other financial institution) receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate (determined by a remarketing or similar agent) that would cause the bond, coupled with the tender option, to trade at par on the date of such determination. After payment of the tender option fee, the fund effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. In selecting tender option bonds for the fund, FMR will consider the creditworthiness of the issuer of the underlying bond, the custodian, and the third party provider of the tender option. In certain instances, a sponsor may terminate a tender option if, for example, the issuer of the underlying bond defaults on interest payments.
VARIABLE OR FLOATING RATE OBLIGATIONS, including certain participation interests in municipal instruments, have interest rate adjustment formulas that help stabilize their market values. Many variable and
floating rate instruments also carry demand    features that permit
the fund to sell them at par value plus accrued interest on short notice.
   In many instances bonds and participation interests have tender options or demand features that permit the fund to tender (or put) the bonds to an institution at periodic intervals and to receive the principal amount thereof. The fund considers variable rate instruments structured in this way (Participating VRDOs) to be essentially equivalent to other VRDOs it purchases. The IRS has not ruled whether the interest on Participating VRDOs is tax-exempt and, accordingly, the fund intends to purchase these instruments based on opinions of bond counsel. A fund may also invest in fixed-rate bonds that are subject to third party puts and in participation interests in such bonds held by a bank in trust or otherwise.
ZERO COUPON BONDS do not make regular interest payments. Instead, they are sold at a deep discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay
current income, their prices can be very    volatile when interest
rates change. In calculating its daily dividend, the fund takes into
account as income a portion of the     difference between a zero
coupon bond's purchase price and its face value.
PORTFOLIO TRANSACTIONS
   All orders for the purchase or sale of portfolio securities are placed on behalf of the fund by FMR pursuant to authority contained in the fund's management contract. FMR is also responsible for the placement of transaction orders for other investment companies and accounts for which it or its affiliates act as investment adviser. In selecting broker-dealers, subject to applicable limitations of the federal securities laws, FMR considers various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any commissions.
The f   und may execute portfolio transactions with broker-dealers who provide research and execution services to the fund or other accounts over which FMR or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; effect securities transactions, and perform functions incidental thereto (such as clearance and settlement). The selection of such broker-dealers generally is made by FMR (to the extent possible consistent with execution considerations) based upon the quality of research and execution services provided.
   The receipt of research from broker-dealers that execute transactions on behalf of the fund may be useful to FMR in rendering investment management services to the fund or its other clients, and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other FMR clients may be useful to FMR
in carrying out its obligations to the fund.     The receipt of such
research has not reduced FMR's normal independent research activities; however, it enables FMR to avoid the additional expenses that could be incurred if FMR tried to develop comparable information through its own efforts.
Subject to applicable limitations of the federal securities laws, broker-dealers may receive commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution
services. In    order to cause the fund to pay such higher
commissions, FMR must determine in good faith that such commissions
are reasonable in     relation to the value of the brokerage and
research services provided by such executing broker-dealers, viewed in
terms of a particular    transaction or FMR's overall responsibilities
to the fund and its other clients. In reaching this determination, FMR
will not attempt to     place a specific dollar value on the brokerage
and research services provided, or to determine what portion of the compensation should be related to those services.
FMR is authorized to use research services provided by and to place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the fund, or shares of other Fidelity funds to the extent permitted by law. FMR may use research services provided by and place agency transactions with National Financial Services Corporation (NFSC), an indirect subsidiary
of     FMR Corp., if the commissions are fair, reasonable, and
comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services.
Section 11(a) of the Securities Exchange Act of 1934 prohibits members of national securities exchanges from executing exchange transactions for accounts which they or their affiliates manage, unless certain
requirements are satisfied. Pursuant to such requirements,    the
Board of Trustees has authorized NFSC to execute portfolio transactions on national securities exchanges in accordance with approved procedures and applicable SEC rules.
The Trustees periodically review FMR's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the fund and review the commissions paid by the fund over representative periods of time to determine if they are reasonable in relation to the benefits to the fund.
For the fiscal periods ended August 31, 1997 and 1996, the fund's
portfolio turnover rates were 20% and    64    %, respectively.
   For the fiscal years ended August 1997, 1996, and 1995, the fund paid no brokerage commissions.
   From time to time the Trustees will review whether the recapture for the benefit of the fund of some portion of the brokerage commissions or similar fees paid by the fund on portfolio transactions
is legally permissible and advisable. The fund seeks to     recapture
soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities
are available and are legally permissible and, if    so, to determine
in the exercise of their business judgment whether it would be advisable for the fund to seek such recapture.
   Although the Trustees and officers of the fund are substantially the same as those of other funds managed by FMR, investment decisions for the fund are made independently from those of other funds managed
by FMR or accounts managed by FMR affil    iates. It sometimes happens
that the same security is held in the portfolio of more than one of these funds or accounts. Simultaneous transactions are inevitable when several funds and accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or account.
When two or more funds are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable
for each fund. In some cases this system could    have a detrimental
effect on the price or value of the security as far as the fund is concerned. In other cases, however, the ability of the fund to participate in volume transactions will produce better executions and
prices for the fund. It is the current opinion of the     Trustees
that the desirability of retaining FMR as investment adviser to the fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.
VALUATION
F   idelity Service Company, Inc. (FSC) normally determines the fund's net asset value per share (NAV) as of the close of the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time). The valuation of portfolio securities is determined as of this time for the purpose of computing the fund's NAV.
   Portfolio securities are valued by various methods. If quotations are not available, fixed-income securities are usually valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the fund may use various pricing services or discontinue the use of any pricing service.
   Futures contracts and options are valued on the basis of market quotations, if available. Securities of other open-end investment companies are valued at their respective NAV's.
   Securities and other assets for which there is no readily available market value are valued in good faith by a committee appointed by the Board of Trustees. The procedures set forth above need not be used to determine the value of the securities owned by the fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair market value of such securities.
PERFORMANCE
   The fund may quote performance in various ways. All performance information supplied by the fund in advertising is historical and is not intended to indicate future returns. The fund's share price, yield, and total return fluctuate in response to market conditions and other factors, and the value of fund shares when redeemed may be more or less than their original cost.
YIELD CALCULATIONS.    Yields for the fund are computed by dividing
the fund's interest income for a given 30-day or one-month period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by the fund's net asset value (NAV) at the end of the period, and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond funds. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses generally are excluded from the calculation.
   Income calculated for the purposes of calculating the fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding of income assumed in yield calculations, the fund's yield may not equal its distribution rate, the income paid to your account, or the income reported in the fund's financial statements.
   Yield information may be useful in reviewing the fund's performance and in providing a basis for comparison with other investment
alternatives.     However, the fund's yield fluctuates, unlike
investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.
   Investors should recognize that in periods of declining interest rates the fund's yield will tend to be somewhat higher than
prevailing     market rates, and in periods of rising interest rates
the fund's yield will tend to be somewhat lower. Also, when interest
rates are falling,    the inflow of net new money to the fund from the
continuous sale of its shares will likely be invested in instruments
producing lowe    r yields than the balance of the fund's holdings,
thereby reducing the fund's current yield. In periods of rising interest rates, the opposite can be expected to occur.
The fund's tax-equivalent yield is the rate an investor would have to earn from a fully taxable investment before taxes to equal the fund's tax-free yield. Tax-equivalent yields are calculated by dividing the fund's yield by the result of one minus a stated federal income tax rate. If only a portion of the fund's yield is tax-exempt, only that portion is adjusted in the calculation.
   The following table shows the effect of a shareholder's tax status on effective yield under federal income tax laws for 1997. It shows the approximate yield a taxable security must provide at various
income brackets to produce after-tax yields equivalent to    those of
hypothetical tax-exempt obligations yielding from 4% to 8%. Of course, no assurance can be given that the fund will achieve any specific tax-exempt yield. While the fund invests principally in obligations whose interest is exempt from federal income tax, other income received by the fund may be taxable.

   1997 TAX RATES AND TAX-EQUIVALENT YIELDS





                                               Federal   If individual tax-exempt yield is:

   Taxable Income*                             Marginal  4%    5%         6%         7%           8%

   Single Return             Joint Return       Rate**   Then taxable-equivalent yield is:
    $ 24,651  - $ 59,750  $ 41,201  - $ 99,600  28.0%    5.56% 6.94%          8.33%          9.72%           11.11%

    $ 59,751  - $ 124,650 $ 99,601  - $ 151,750 31.0%    5.80% 7.25%          8.70%          10.14%          11.59%

    $ 124,651 - $ 271,050 $ 151,751 - $ 271,050 36.0%    6.25% 7.81%          9.38%          10.94%          12.50%

    $ 271,051 +           $ 271,051 +           39.6%    6.62% 8.28%          9.93%          11.59%          13.25%


* Net amount subject to federal income tax after deductions and exemptions. Assumes ordinary income only.
** Excludes the impact of the phaseout of personal exemptions, limitations on itemized deductions, and other credits, exclusions, and adjustments which may increase a taxpayer's marginal tax rate. An increase in a shareholder's marginal tax rate would increase that shareholder's tax-equivalent yield.
   The fund may invest a portion of its assets in obligations that are subject to federal income tax. When the fund invests in these obligations, its tax-equivalent yields will be lower. In the table above, tax-equivalent yields are calculated assuming investments are 100% federally tax-free.
TOTAL RETURN CALCULATIONS. Total returns quoted in advertising reflect all aspects of the fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the fund's
NAV over a stated period. Average annual total    returns are
calculated by determining the growth or decline in value of a
hypothetical historical investment in the fund over a     stated
period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual total returns are a convenient means of
comparing investment a   lternatives, investors should realize that
the fund's performance is not constant over time, but changes from
year to year, and that     average annual total returns represent
averaged figures as opposed to the actual year-to-year performance of the fund.
   In addition to average annual total returns, the fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their
contributions to total return. Total returns may be    quoted on a
before-tax or after-tax basis. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.
NET ASSET VALUE.    Charts and graphs using the fund's net asset
values, adjusted net asset values, and benchmark indices may be used to exhibit performance. An adjusted NAV includes any distributions paid by the fund and reflects all elements of its return. Unless otherwise indicated, the fund's adjusted NAVs are not adjusted for sales charges, if any.
HISTORICAL FUND RESULTS. The following tables show the fund's yields, tax-equivalent yields, and total returns for periods ended August 31, 1997.
The tax-equivalent yield is based on a    36%     federal income tax
rate. Note that the fund may invest in securities whose income is subject to the federal alternative minimum tax.

                  Average Annual Total Returns               Cumulative Total Returns



                        Thirty        Day   Tax-            One      Life of   One      Life of
                        Yield               Equivalent      Year     Fund*     Year     Fund*
                                            Yield



Spartan Intermediate        4.38    %           6.84    %    8.07%    5.98%     8.07%    28.76%
Municipal Income


* From April 26, 1993 (commencement of operations).
   Note:     If FMR had not reimbursed certain fund expenses during
these periods, the fund's total returns would have been lower.
   The following table shows the income and capital elements of the
fund's cumulative total return. The table compares the     fund's
return to the record of the Standard & Poor's 500 Index (S&P 500), the Dow Jones Industrial Average (DJIA), and the cost of living, as measured by the Consumer Price Index (CPI), over the same period. The
CPI information is as of the month-end    closest to the initial
investment date for the fund. The S&P 500 and DJIA comparisons are
provided to show how the fund's total     return compared to the
record of a broad unmanaged index of common stocks and a narrower set
of stocks of major industrial    companies, respectively, over the
same period. Because the fund invests in fixed-income securities,
common stocks represent a different t    ype of investment from the
fund. Common stocks generally offer greater growth potential than the fund, but generally experience greater price volatility, which means greater potential for loss. In addition, common stocks generally
provide lower    income than a fixed-income investment such as the
fund. The S&P 500 and DJIA returns are based on the prices of unmanaged groups of stocks and, unlike the fund's returns, do not include the effect of brokerage commissions or other costs of investing.
   During the period from April 26, 1993 (commencement of operations) to August 31, 1997, a hypothetical $10,000 investment in Spartan Intermediate Municipal Income Fund would have grown to $12,876, assuming all distributions were reinvested. This was a period of fluctuating interest rates and bond prices and the figures below
should not be considered representative of the    dividend income or
capital gain or loss that could be realized from an investment in the fund today. Tax consequences of different investments have not been factored into the figures below.

SPARTAN INTERMEDIATE MUNICIPAL INCOME FUND                           INDICES



Period Ended  Value of     Value of        Value of        Total                    S&P 500    DJIA       Cost of
   August
31            Initial      Reinvested      Reinvested      Value                                          Living**
              $10,000      Dividend        Capital Gain
              Investment   Distributions   Distributions







1997          $ 10,360     $ 2,476         $ 40            $ 12,876                 $ 22,939   $ 24,775   $ 11,167

1996          $ 10,050     $ 1,825         $ 40            $        1   1,915       $ 16,309   $ 17,906   $ 10,924

1995          $ 10,060     $ 1,270         $ 40            $ 11,370                 $ 13,737   $ 14,381   $ 1   0    ,618

1994          $ 9,840      $ 697           $ 39            $ 10,576                 $ 11,311   $ 11,897   $ 10,34   7

1993   *      $ 10,340     $ 182           $ 0             $ 10,522                 $ 10,725   $ 10,802   $ 10,05   6


* From April 26, 1993 (commencement of operations)
** From month-end closest to initial investment date.
   Explanatory Notes: With an initial investment of $10,000 in the
fund on April 26, 1993, the net amount invested in fund shares     was
$10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time
they were reinvested) amounted to $   12,443.     If distributions had
not been reinvested, the amount of distributions earned from the fund
over time would have been smaller, and cash payments for t   he period
would have amounted to $2,151 for dividends and $40 for capital gain distributions.
PERFORMANCE COMPARISONS.    The fund's performance may be compared to
the performance of other mutual funds in general,     or to the
performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Generally, Lipper rankings are based on total return, assume reinvestment of
distributions, do not take    sales charges trading fees into
consideration, and are prepared without regard to tax consequences. Lipper may also rank funds based on yield. In addition to the mutual fund rankings, the fund's performance may be compared to stock, bond,
and money market     mutual fund performance indices prepared by
Lipper or other organizations. When comparing these indices, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns available from stock mutual funds.
   From time to time, t    he fund's performance may also be compared
to other mutual funds tracked by financial or business publications and periodicals. For example, the fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Fidelity funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.
   The fund's performance may also be compared to that of a benchmark index representing the universe of securities in which the fund may invest. The total return of a benchmark index reflects reinvestment of all dividends and capital gains paid by securities included in the index. Unlike the fund's returns, however, the index returns do not reflect brokerage commissions, transaction fees, or other costs of investing directly in the securities included in the index.
   The fund may compare to the Lehman Brothers Municipal Bond Index, a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year. In addition, the fund may compare its performance to that of the Lehman Brothers 1-17 Year Municipal Bond Index, a total return performance benchmark for investment-grade municipal bonds with maturities between one and 17 years. Issues included in the index have been issued after December 31, 1990 and have an outstanding par value of at least $50 million. Subsequent to December 31, 1995, zero coupon bonds and issues subject
to the alternative     minimum tax are included in the index.
   The fund may be compared in advertising to Certificates of Deposit
(CDs) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, the fund may offer greater liquidity or higher potential returns than CDs, the fund does not guarantee your principal or your return, and fund shares are not FDIC insured.
Fidelity may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic, market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of Fidelity's asset allocation funds and other Fidelity funds, products, and services.
Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term
corporate bonds, intermediate-term government bonds,    long-term
government bonds, Treasury bills, the U.S. rate of inflation (based on
the CPI), and combinations of various capital     markets. The
performance of these capital markets is based on the returns of different indices.
Fidelity funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the funds. The funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.
T   he fund may compare and contrast in advertising the relative advantages of investing in a mutual fund versus an individual municipal bond. Unlike tax-free mutual funds, individual municipal bonds offer a stated rate of interest and, if held to maturity, repayment of principal. Although some individual municipal bonds might offer a higher return, they do not offer the reduced risk of a mutual fund that invests in many different securities. The initial investment requirements and sales charges of many tax-free mutual funds are lower than the purchase cost of individual municipal bonds, which are generally issued in $5,000 denominations and are subject to direct brokerage costs.
In advertising materials, Fidelity may reference or discuss its products and services, which may include other Fidelity funds; retirement investing; brokerage products and services; model portfolios or allocations; saving for college or other goals; charitable giving; and the Fidelity credit card. In addition, Fidelity may quote or reprint financial or business publications and periodicals as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques, the desirability of owning a particular mutual fund, and Fidelity services and products.
   Fidelity may also reprint, and use as advertising and sales literature, articles from Fidelity Focus(Registered trademark), a
quarterly magazine provided     free of charge to Fidelity fund
shareholders.
   The fund may present its fund number, Quotron(trademark) number,
an    d CUSIP number, and discuss or quote its current portfolio manager.
VOLATILITY. The fund may quote v   arious measures o    f volatility
and benchmark correlation in advertising. In addition, the fund may compare these measures to those of other funds. Measures of volatility seek to compare the fund's historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark
correlation indicate how valid a comparative b   enchmark may be. All
measures     of volatility and correlation are calculated using
averages of historical data. In advertising, the fund may also discuss or illustrate examples of interest rate sensitivity.
MOMENTUM INDICATORS ind   icate the fund's price     movements over
specific periods of time. Each point on the momentum indicator represents the fund's percentage change in price movements over that period.
   The fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost
averaging.     In such a program, an investor invests a fixed dollar
amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.
As of August 31, 199   7,     FMR advised over $29 billion in tax-free
fund assets, $97 billion in money market fund assets, $368 billion in equity fund assets, $74 billion in international fund assets, and $27 billion in Spartan fund assets. The fund may reference the
growth     and variety of money market mutual funds and the adviser's innovation and participation in the industry. The equity funds under management figure represents the largest amount of equity fund assets under management by a mutual fund investment adviser in the United States, making FMR America's leading equity (stock) fund manager. FMR, its subsidiaries, and affiliates maintain a worldwide information and communications network for the purpose of researching and managing investments abroad.
   In addition to performance rankings, the fund may compare its total expense ratio to the average total expense ratio of similar funds tracked by Lipper. The fund's total expense ratio is a significant
factor in comparing bond and money market investments     because of
its effect on yield.
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
   The fund is open for business and its net asset value per share
(NAV) is calculated each day the New York Stock Exchange (NYSE) is open for trading. The NYSE has designated the following holiday closings for 1997 and 1998: New Year's Day, Martin Luther King's Birthday (in 1998), President's Day, Good Friday, Memorial Day,
Independence Day (observed), Labor Day,     Thanksgiving Day, and
Christmas Day. Although FMR expects the same holiday schedule to be
observed in the future, the NYSE    may modify its holiday schedule at
any time. In addition, the fund will not process wire purchases and
redemptions on days when     the Federal Reserve Wire System is
closed.
   FSC normally determines the fund's NAV as of the close of the NYSE
(normally 4:00 p.m. Eastern time). However, NAV may     be calculated
earlier if trading on the NYSE is restricted or as permitted by the
Securities and Exchange Commission (SEC). To    the extent that
portfolio securities are traded in other markets on days when the NYSE is closed, the fund's NAV may be affected on days when investors do not have access to the fund to purchase or redeem shares. In addition,
trading in some of the fund's     portfolio securities may not occur
on days when the fund is open for business.
If the Trustees determine that existing conditions make cash payments
undesirable, redemption payments may be made in    whole or in part in
securities or other property, valued for this purpose as they are
valued in computing the fund's NAV.     Shareholders receiving
securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences.
   Pursuant to Rule 11a-3 under the Investment Company Act of 1940
(the 1940 Act), the fund is required to give shareholders at     least
60 days' notice prior to terminating or modifying its exchange privilege. Under the Rule, the 60-day notification requirement may be waived if (i) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee, or deferred sales charge ordinarily payable at the time of an exchange, or (ii) the fund suspends the redemption of the shares to be exchanged as permitted under the 1940 Act or the rules and regulations thereunder, or the fund to be acquired suspends the sale of its shares because it is unable to invest amounts effectively in accordance with its investment objective and policies.
   In the Prospectus, the fund has notified shareholders that it reserves the right at any time, without prior notice, to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
DISTRIBUTIONS AND TAXES
DISTRIBUTIONS. If you request to have distributions mailed to you and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, Fidelity may reinvest your distributions at the then-current NAV. All subsequent distributions will then be reinvested until you provide Fidelity with alternate instructions.
DIVIDENDS. To    the extent that the fun    d's income is designated
as federally tax-exempt interest, the daily dividends declared by the fund are also federally tax-exempt. Short-term capital gains are distributed as dividend income, but do not qualify for the
dividends-   recei    ved deduction. These gains will be taxed as
ordinary income. The fund will send each shareholder a notice in January describing the tax status of dividend and capital gain distributions (if any) for the prior year.
Shareholders are required to report tax-exempt income on their federal
tax returns. Shareholders who earn other income, such as    s    ocial
   s    ecurity benefits, may be subject to federal income tax on up to 85% of such benefits to the extent that their income, including tax-exempt income, exceeds certain base amounts.
   The fund purchases municipal securities whose interest FMR believes
is free from federal income tax. Generally, issuers or     other
parties have entered into covenants requiring continuing compliance with federal tax requirements to preserve the tax-free status of interest payments over the life of the security. If at any time the covenants are not complied with, or if the IRS otherwise determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable retroactive to the date the security was issued. For certain types of structured securities, the tax status of the pass-through of tax-free income may also be based on the federal tax treatment of the structure.
As a result of the Tax Reform Act of 1986, interest on certain "private activity" securities is subject to the federal alternative minimum tax (AMT), although the interest continues to be excludable
from gross income for other tax purposes. Interest from    private
activity securities will be considered tax-exempt for purposes of the
fund's policies of investing so that at least 80% of its     income is
free from federal income tax. Interest from private activity securities is a tax preference item for the purposes of determining whether a taxpayer is subject to the AMT and the amount of AMT to be paid, if any. Private activity securities issued after August 7, 1986 to benefit a private or industrial user or to finance a private facility are affected by this rule.
A portion of the gain on bonds purchased with market discount after
April 30, 1993 and short-term capital gains distributed by    the fund
are taxable to shareholders as dividends, not as capital gains. Dividend distributions resulting from a recharacterization of gain from the sale of bonds purchased with market discount after April 30,
1993 are not considered income for purposes of the     fund's policy
of investing so that at least 80% of its income is free from federal income tax.
Corporate investors should note that a tax preference item for purposes of the corporate AMT is 75% of the amount by which adjusted current earnings (which includes tax-exempt interest) exceeds the alternative minimum taxable income of the corporation. If a shareholder receives an exempt-interest dividend and sells shares at a loss after holding them for a period of six months or less, the loss will be disallowed to the extent of the amount of exempt-interest dividend.
CAPITAL GAIN DISTRIBUTIONS.    Long-term capital gains earned by the
fund on the sale of securities and distributed to sharehol    ders are
federally taxable as long-term capital gains, regardless of the length
of time shareholders have held their shares. If a share   holder
receives a capital gain distribution on shares of the fund, and such
shares are held six months or less and are sold at a loss,     the
portion of the loss equal to the amount of the capital gain
distribution will be considered a long-term loss for tax p   urposes.
Short-term capital gains distributed by the fund are taxable to shareholders as dividends, not as capital gains.
As of August 31,    1997,     the fund had a capital loss carryforward
aggregating approximately $8,4   9    3,000. This loss carryforward,
of which $3,196,000 and $5,297,000 will expire on August 31, 2003 and
   200    4, respectively, is available to offset future capital
gains.
TAX STATUS OF THE FUND. The fund intends to qualify each year as a
"r   egulated investment company" for tax purposes so that it     will
not be liable for federal tax on income and capital gains distributed
to shareholders. In order to qualify as a regulated    investment
company and avoid being subject to federal income or excise taxes at
the fund level, the fund intends to distribute     substantially all
of its net investment income and net realized capital gains within
each calendar year as well as on a fiscal year    basis, and intends
to comply with other tax rules applicable to regulated investment
companies    .
The fund is treated as a separate ent   ity from the     other funds
of Fidelity Union Street Trust for tax purposes.
OTHER TAX INFORMATION. The information above is only a sum   mary of
some of the tax conse    quences generally affecting the fund and its
shareholders, and no attempt has been made to discuss individual tax consequences. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may
be subject to state and local personal property    taxes. Investors
should consult their tax advisers to determine whether the fund is suitable to their particular tax situation.
FMR
All of the stock of FMR is owned by FMR Corp., its parent organized in 1972. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the Investment Company Act of 1940 (1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.
At present, the principal operating activities of FMR Corp. are those conducted by its division, Fidelity Investments Retail Marketing Company, which provides marketing services to various companies within the Fidelity organization.
   Fidelity investment personnel may invest in securities for their own accounts pursuant to a code of ethics that sets forth all employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing and restricts certain transactions. For example, all personal trades in most securities require pre-clearance, and participation in initial public offerings is prohibited. In addition, restrictions on the timing of personal investing in relation to trades by Fidelity funds and on short-term trading have been adopted.
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board, and executive officers of the trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. All persons named as Trustees and Members of the Advisory Board also serve in similar capacities for other funds advised by FMR. The business address of each Trustee, Member of the Advisory Board, and officer who is an "interested person" (as defined in the Investment Company Act of 1940) is 82 Devonshire Street, Boston, Massachusetts 02109, which is also the address of FMR. The business address of all the other Trustees is Fidelity Investments, P.O. Box 9235, Boston, Massachusetts 02205-9235. Those Trustees who are "interested persons" by virtue of their affiliation with either the trust or FMR are indicated by an asterisk (*).
   *EDWARD C. JOHNSON 3d (67)    , Trustee and President, is Chairman,
Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of FMR Texas Inc., Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc.
   J. GARY BURKHEAD (56), Member of the Advisory Board (1997), is Vice Chairman and a member of the Board of Directors of FMR Corp. (1997) and President and Chief Executive Officer of the Fidelity
Institutional Group (1997). Previously, Mr. Burkhe    ad served as
President of Fidelity Management & Research Company.
   RALPH F. COX (65),     Trustee, is President of RABAR Enterprises
(management consulting-engineering industry, 1994). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company
(exploration and    production). He     is a Director of USA Waste
Services, Inc. (non-hazardous waste, 1993), CH2M Hill Companies (engineering), Rio Grande, Inc. (oil and gas production), and Daniel Industries (petroleum measurement equipment manufacturer). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.
   PHYLLIS BURKE DAVIS     (65), Trustee (1992). Prior to her
retirement in September 1991, Mrs. Davis was the Senior Vice President of Corporate Affairs of Avon Products, Inc. She is currently a Director of BellSouth Corporation (telecommunications), Eaton Corporation (manufacturing, 1991), and the TJX Companies, Inc. (retail stores), and previously served as a Director of Hallmark Cards, Inc. (1985-1991) and Nabisco Brands, Inc. In addition, she is a member of the President's Advisory Council of The University of Vermont School of Business Administration.
   ROBERT M. GATES (53), Trustee (1997), is a consultant, author, and lecturer (1993). Mr. Gates was Director of the Central Intelligence Agency (CIA) from 1991-1993. From 1989 to 1991, Mr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Mr. Gates is currently a Trustee for the Forum For International Policy, a Board Member for the Virginia Neurological Institute, and a Senior Advisor of the Harvard Journal of World Affairs. In addition, Mr. Gates also serves as a member of the corporate board for LucasVarity PLC (automotive components and diesel engines), Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and TRW Inc. (original equipment and replacement products).
   E. BRADLEY JONES (69), Trustee. Prior to his retirement in 1984, Mr. Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (original equipment and
replacement products), Consolidated Rail Corporation,     Birmingham
Steel Corporation, and RPM, Inc. (manufacturer of chemical products),
and he previously served as a Director of NACCO    Industries, Inc.
(mining and manufacturing, 1985-1995) Hyster-Yale Materials Handling, Inc. (1985-1995) and Cleveland-Cliffs Inc. (mining), and as a Trustee of First Union Real Estate Investments. In addition, he serves as a Trustee of the Cleveland Clinic Foundation, where he has also been a member of the Executive Committee as well as chairman of the Board and
President, a Trustee     and member of the Executive Committee of
University School (Cleveland), and a Trustee of Cleveland Clinic
Florida.
   DONALD J. KIRK (64),     Trustee, is Executive-in-Residence (1995)
at Columbia University Graduate School of Business and a financial consultant. From 1987 to January 1995, Mr. Kirk was a Professor at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Mr. Kirk is a Director of General Re Corporation (reinsurance), and he previously served as a Director of Valuation Research Corp. (appraisals and valuations, 1993-1995). In addition, he serves as Chairman of the Board of Directors of the National Arts Stabilization Fund, Chairman of the Board of Trustees of the Greenwich Hospital Association, a Member of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995), and as a Public Governor of the National Association of Securities Dealers, Inc. (1996).
*P   ETER S. LYNCH (54), Trustee, is     Vice Chairman and Director of
FMR (1992). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31,
1991); Vice President of Fidelity Magellan Fund and FMR Growth Group Leader; and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services (1991-1992). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield (1989) and Society for the Preservation of New England Antiquities, and as an Overseer of the Museum of Fine Arts of Boston.
   WILLIAM O. McCOY (63), Truste    e (1997), is the Vice President of
Finance for the University of North Carolina (16-school system, 1995). Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman
of the Board of BellSouth Corporation    (telecommunications,
1984) and President of BellSouth Enterprises (1986). He is currently a Director of Liberty Corporation (holding company, 1984), Weeks Corporation of Atlanta (real estate, 1994), Carolina Power and
Light Company (electric utility, 1   996), and the Kenan Transport
C    o. (1996). Previously, he was a Director of First American
Corporation (bank holding company, 1979-1996). In addition, Mr. McCoy serves as a member of the Board of Visitors for the University of
North Carolina at Chapel    Hill (1994) and for the Kenan-Flager
Business School (University of North Carolina at Chapel Hill,
1988).
   GERALD C. McDONOUGH (68),     Trustee and Chairman of the
non-interested Trustees, is Chairman of G.M. Management Group (strategic advisory services). Mr. McDonough is a Director of York International Corp. (air conditioning and refrigeration), Commercial Intertech Corp. (hydraulic systems, building systems, and metal products, 1992), CUNO, Inc. (liquid and gas filtration products,
1996), and Associated Estates Realty Corporation (a real estate investment trust, 1993). Mr. McDonough served as a Director of ACME-Cleveland Corp. (metal working, telecommunications, and electronic products) from 1987-1996.
   MARVIN L. MANN (64),     Trustee (1993) is Chairman of the Board,
President, and Chief Executive Officer of Lexmark International, Inc. (office machines, 1991). Prior to 1991, he held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of M.A. Hanna Company (chemicals,
1993)   , Imation Corp. (imaging and information storage, 1997),
and Infomart (marketing services, 1991), a Trammell Crow Co. In addition, he serves as the Campaign Vice Chairman of the Tri-State United Way (1993) and is a member of the University of Alabama President's Cabinet.
   *ROBERT C. POZEN (51), Trustee (1997) and Senior Vice President, is also President and a Director of FMR (1997); and President and a Director of FMR Texas Inc. (1997), Fidelity Management & Research (U.K.) Inc. (1997), and Fidelity Management & Research (Far East) Inc.
(1997). Previously, Mr. Pozen served as General Counsel, Managing
Director, and Senior Vice Preside    nt of FMR Corp.
   THOMAS R. WILLIAMS (68), Trustee, is President of The Wales Group,
Inc. (management and financial advisory services). Prior     to
retiring in 1987, Mr. Williams served as Chairman of the Board of First Wachovia Corporation (bank holding company), and Chairman and Chief Executive Officer of The First National Bank of Atlanta and First Atlanta Corporation (bank holding company). He is currently a Director of ConAgra, Inc. (agricultural products), Georgia Power Company (electric utility), National Life Insurance Company of Vermont, American Software, Inc., and AppleSouth, Inc. (restaurants,
1992).
   DWIGHT D. CHURCHILL (43). is Vice President of Bond Funds, group leader of the Bond Group, and is Senior Vice President of FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments. Prior to joining Fidelity, he spent three years as president and CEO of CSI Asset Management,
Inc, in Chicago, an investm    ent management subsidiary of The
Prudential.
   FRED L. HENNING, JR. (58), is Vice President of Fidelity's Fixed-Income Group (1995) and Senior Vice President of FMR
(1995). Before assuming his current responsibilities, Mr. Henning was head of Fidelity's Money Market Division.
   NORM LIND (41), is Vice President of Spartan Short-Intermediate
Municipal Income (1995) and Spartan Intermediate Munic    ipal Income
(1995), and an employee of FMR (1986).
   ARTHUR S. LORING (49), Secretary, is Senior Vice President (1993)
and General Counsel of FMR, Vice President-Legal of     FMR Corp., and
Vice President and Clerk of FDC.
R   ICHARD A. SILVER (51), Treasurer (1997), is Treasurer of the
Fidelity funds and is an employee of FMR (1997). Before joining FMR, Mr. Silver served as Executive Vice President, Fund Accounting & Administration at First Data Investor Services Group, Inc. (1996-1997). Prior to 1996, Mr. Silver was Senior Vice President and Chief Financial Officer at The Colonial Group, Inc. Mr. Silver also served as Chairman of the Accounting/Treasurer's Committee of the
Investment Company Institute (1987-1    993).
   THOMAS D. MAHER (52), Assistant Vice President, is Assistant Vice President of Fidelity's municipal bond funds (1996) and of Fidelity's money market funds and Vice President and Associate General Counsel of FMR Texas Inc.
 JOHN H. COSTELLO (51), Assistant Treasurer, is an employee of
FMR.
   LEONARD M. RUSH (51), Assistant Treasurer (1994), is an employee of
FMR (1994). Prior to becoming Assistant Treasurer     of the Fidelity
funds, Mr. Rush was Chief Compliance Officer of FMR Corp. (1993-1994) and Chief Financial Officer of Fidelity Brokerage Services, Inc. (1990-1993).
   THOMAS J. SIMPSON (39), Assistant Treasurer, is Assistant Treasurer of Fidelity's municipal bond funds (1996) and of Fidelity's money market funds (1996) and an employee of FMR (1996). Prior to joining
FMR, Mr. Simpson was Vice President     and Fund Controller of Liberty
Investment Services (1987-1995).
   The following table sets forth information describing the
compensation of each Trustee     and Member of the Advisory Board
of the fund for his or her services for the fiscal year ended August 31, 1997, or calendar year ended December 31, 1996, as applicable. COMPENSATION TABLE


Trustees                         Aggregate Compensation                  Total
   and                           from        Spartan                    Compensation from the
   Members of the Advisory              Intermediate Municipal          Fund Complex*A
   Board                                 IncomeB,C

   J. Gary Burkhead **            $    0                                  $ 0

Ralph F. Cox                      $    87                                    $     137,700

Phyllis Burke Davis               $    85                                    $     134,700

Richard J. Flynn***               $    30                                    $     168,000

Robert M. Gates ****              $    46                                    $     0

Edward C. Johnson 3d **           $    0                                     $     0

E. Bradley Jones                  $    85                                    $     134,700

Donald J. Kirk                    $    86                                    $     136,200

Peter S. Lynch **                 $    0                                     $     0

William O. McCoy*****             $    86                                    $     85,333

Gerald C. McDonough               $    101                                   $     136,200

Edward H. Malone***               $    25                                    $     136,200

Marvin L. Mann                    $    87                                    $     134,700

   Robert C. Pozen**                 $ 0                                     $ 0

Thomas R. Williams                $    86                                    $     136,200


* Information is for the calendar year ended December 31, 1996 for 235 funds in the complex.
** Interested Trustees of the fund are compensated by FMR.
   *** Richard J. Flynn and Edward H. Malone served on the Board of Trustees through December 31, 1996.
   **** Mr. Gates was appointed to the Board of Trustees of Fidelity Union Street Trust effective March 1, 1997.
   ***** During the period from May 1, 1996 through December 31, 1996, William O. McCoy served as a Member of the Advisory Board of the trust. Mr. McCoy was appointed to the Board of Trustees of Fidelity Union Street Trust effective January 1, 1997.
   A Compensation figures include cash, a pro rata portion of benefits accrued under the retirement program for the period ended December 30, 1996 and required to be deferred, and may include amounts deferred at the election of Trustees.
   B Compensation figures include cash, and may include amounts required to be deferred, a pro rata portion of benefits accrued under the retirement program for the period ended December 30, 1996 and required to be deferred, and amounts deferred at the election of Trustees.
   C The following amounts are required to be deferred by each
non-interested Trustee, most of which is subject to vesting:     Ralph
F. Cox, $   3    , Phyllis Burke Davis, $   3    , Richard J. Flynn,
$0, Robert M. Gates, $   0    , E. Bradley Jones, $   3    , Donald J.
Kirk, $   3    ,        William O. McCoy, $   0,     Gerald C.
McDonough, $   3    , Edward H. Malone, $   3    , Marvin L. Mann,
$   3    , and Thomas R. Williams, $   3    .
Under a retirement program adopted in July 1988 and modified in
November 1995 and November 1996, each non-interested    Trustee who
retired before December 30, 1996 may receive payments from a Fidelity
fund during his or her lifetime based on his     or her basic trustee
fees and length of service. The obligation of a fund to make such
payments is neither secured nor funded. A    Trustee became eligible
to participate in the program at the end of the calendar year in which
he or she reached age 72, provided     that, at the time of
retirement, he or she had served as a Fidelity fund Trustee for at least five years.
   Under a deferred compensation plan adopted in September 1995 and amended in November 1996 (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual fees. Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of Fidelity funds including funds in each major investment discipline and representing a majority of Fidelity's assets under management (the Reference Funds). The amounts ultimately received by the Trustees under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund's assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any Trustee or to pay any particular level of compensation to the Trustee. A fund may invest in the Reference Funds under the Plan without shareholder approval.
   As of December 30, 1996, the non-interested Trustees terminated the retirement program for Trustees who retire after such date. In connection with the termination of the retirement program, each then-existing non-interested Trustee received a credit to his or her Plan account equal to the present value of the estimated benefits that would have been payable under the retirement program. The amounts credited to the non-interested Trustees' Plan accounts are subject to vesting and are treated as though equivalent dollar amounts had been invested in shares of the Reference Funds. The amounts ultimately received by the Trustees in connection with the credits to their Plan accounts will be directly linked to the investment performance of the Reference Funds. The termination of the retirement program and related crediting of estimated benefits to the Trustees' Plan accounts did not result in a material cost to the funds.
   As of August 31, 1997, the Trustees, Members of the Advisory Board
and officers of the fund owned, in the aggregate, less than     1% of
the fund's total outstanding shares.
As of    August 31, 1997    , the following owned of record or
beneficially 5% or more of the fund's outstanding shares:    National
Financial Services Corporation, Boston, MA (29.34%).
MANAGEMENT CONTRACT
FM   R is th    e fund's manager pursuant to a management contract
dated March 18, 1993, which was approved by FMR, as the then sole
shareh   older, on April 8, 1993.
       MANAGEMENT SERVICES.    The fund employs FMR to furnish
investment advisory and other services. Under the terms of its management contract with the fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies, and limitations. FMR also provides the fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of the fund and all Trustees who are "interested persons" of the trust or of FMR, and all personnel of the fund or FMR performing services relating to research, statistical, and investment activities.
   In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of the fund. These services include providing facilities for maintaining the fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters, and other persons dealing with the fund; preparing all general shareholder communications and conducting shareholder relations; maintaining the fund's records and the registration of the fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for the fund; and furnishing reports, evaluations, and analyses on a variety of subjects to the Trustees.
       MANAGEMENT-RELATED EXPENSES.    Under the terms of the fund's
management contract, FMR is responsible for payment of all operating expenses of the fund with certain exceptions. Specific expenses payable by FMR include expenses for typesetting, printing, and mailing proxy materials to shareholders, legal expenses, fees of the custodian, auditor and interested Trustees, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. The fund's management contract further provides that FMR will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of the fund's transfer agent agreement, the transfer agent bears the costs of providing these services to existing shareholders. FMR also pays all fees associated with transfer agent, dividend disbursing, and shareholder services, and pricing and bookkeeping services.
   FMR pays all other expenses of the fund with the following exceptions: fees and expenses of the non-interested Trustees, interest, taxes, brokerage commissions (if any), and such nonrecurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.
       MANAGEMENT FEE.    For the services of FMR under the management
contract, the fund pays FMR a monthly management fee at the annual rate of 0.55% of its average net assets throughout the month. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.
For the fiscal years ended August 31, 1997, 1996, and 1995, the fund
paid FMR management fees of $   1,161,719    , $   1,223,445    , and
$   1,213,370    , respectively, after reduction of fees and expenses
paid by the fund to the non-interested Trustees. In addition, for the
fiscal years ended    August 31    , 199   7    , 199   6    , and
199   5    , credits reducing management fees amounted to $   9,003,
$7,768 and $0 respectively    .
   FMR may, from time to time, voluntarily reimburse all or a portion
of the fund's operating expenses (exclusive of interest,     taxes,
brokerage commissions, and extraordinary expenses). FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.
   Expense reimbursements by FMR will increase the fund's total returns and yield, and repayment of the reimbursement by the fund will lower its total returns and yield.
During the past three fiscal years, FMR voluntarily agreed, subject to
revision or termination, to reimburse        the fund if and to the
extent that        the fund's aggregate operating expenses, including
management fees, were in excess of an annual rate of its average net assets. The table below shows the periods of reimbursement and levels
of expense limitations,        the dollar amount of    management fees
incurred under the fund's contract before reimbursement, and the
dollar amount of management fees reimburs    ed by FMR under the
expense reimbursement for each period.



                       Periods of                     Aggregate        Fiscal
                                                                    Years        Management             Amount of
                       Expense Limitation             Operating        Ended  Fee                       Management
                        From       To                 Expense          August
                                                                    31           Before                 Fee
                                                      Limitation                 Reimbursement          Reimbursement

   Spartan
Intermediate           February 1, January 31,        .45%             1997   $ 1,161,719               --
   Municipal
Income                 1995           1996

                       October 1,  January 31,        .40%             1996   $ 1,223,445               $ 106,892
                       1994           1995

                       August 1,   September          .30%             1995   $ 1,213,370               $ 289,444
                       1994           30, 1994


DISTRIBUTION AND SERVICE PLAN
   The Trustees have approved a Distribution and Service Plan on behalf of the fund (the Plan) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plan, as approved by the Trustees, allows the fund and FMR to incur certain expenses that might be considered to constitute indirect payment by the fund of distribution expenses.
   Under the Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. The Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with the distribution of fund shares. In addition, the Plan provides that FMR, directly or through FDC, may make payments to third parties, such as banks or broker-dealers, that engage in the sale of fund shares, or provide shareholder support services. Currently, the Board of Trustees has not authorized such payments for Spartan Intermediate Municipal Income Fund shares.
   FMR made no payments either directly or through FDC to third parties for the fiscal year ended August 1997.
   Prior to approving the Plan, the Trustees carefully considered all
pertinent factors relating to the implementation of the Plan,     and
determined that there is a reasonable likelihood that the Plan will
benefit the fund and its shareholders. In particular, the    Trustees
noted that the Plan does not authorize payments by the fund other than those made to FMR under its management contract with the fund. To the extent that the Plan gives FMR and FDC greater flexibility in connection with the distribution of fund shares additional sales of fund shares may result. Furthermore, certain shareholder support services may be provided more effectively under the Plan by local entities with whom shareholders have other relationships.
   The Plan for Spartan Intermediate Municipal Income was approved by FMR, the then sole shareholder of the fund, on April 8, 1993.
The Glass-Steagall Act generally prohibits federally and state chartered or supervised banks from engaging in the business of underwriting, selling, or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, FDC believes that the Glass-Steagall Act should not preclude a bank from performing shareholder support services, or servicing and recordkeeping functions. FDC intends to engage banks only to perform such functions. However, changes in federal or state statutes and regulations pertaining to the permissible activities of banks and their affiliates or subsidiaries, as well as further judicial or administrative decisions or interpretations, could prevent a bank from continuing to perform all or a part of the contemplated services. If a bank were prohibited from so acting, the Trustees would consider what actions, if any, would be necessary to continue to provide efficient and
effective shareholder services. In such    event, changes in the
operation of the fund might occur, including possible termination of
any automatic investment or     redemption or other services then
provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and other financial institutions may be required to register as dealers pursuant to state law.
   The fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive
payments     under the Plan. No preference for the instruments of such
depository institutions will be shown in the selection of investments. CONTRACTS WITH FMR AFFILIATES
   The fund has entered into a transfer agent agreement with UMB. Under the terms of the agreement, UMB provides transfer agency, dividend disbursing, and shareholder services for the fund. UMB in turn has entered into a sub-transfer agent agreement with FSC, an affiliate of FMR. Under the terms of the sub-agreement, FSC performs all processing activities associated with providing these services for the fund and receives all related transfer agency fees paid to
UMB.
   For providing transfer agency services, FSC receives an annual account fee and an asset-based fee each based on account size and fund type for each retail account and certain institutional accounts. With respect to certain institutional retirement accounts, FSC receives an annual account fee and an asset-based fee based on account type or fund type. These annual account fees are subject to increase based on postal rate changes.
   FSC also collects small account fees from certain accounts with balances of less than $2,500.
   In addition, FSC receives the pro rata portion of the transfer agency fees applicable to shareholder accounts in each Fidelity Freedom Fund, a fund of funds managed by an FMR affiliate, according to the percentage of the Freedom Fund's assets that is invested in the fund.
   FSC pays out-of-pocket expenses associated with providing transfer agent services. In addition, FSC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all the other reports, notices, and statements to existing shareholders, with the exception of proxy statements.
   The fund has also entered into a service agent agreement with UMB. Under the terms of the agreement, UMB provides pricing and bookkeeping services for the fund. UMB in turn has entered into a sub-service agent agreement with FSC. Under the terms of the sub-agreement, FSC performs all processing activities associated with providing these services, including calculating the NAV and dividends for the fund and maintaining the fund's portfolio and general accounting records, and receives all related pricing and bookkeeping fees paid to UMB.
   For providing pricing and bookkeeping services, FSC receives a monthly fee based on the fund's average daily net assets throughout the month.
   FMR bears the cost of transfer agency, dividend disbursing, and shareholder services and pricing and bookkeeping services under the terms of its management contract with the fund.
   The fund has entered into a distribution agreement with FDC, an affiliate of FMR organized as a Massachusetts corporation on July 18, 1960. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The distribution agreement calls for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the fund, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.
DESCRIPTION OF THE TRUST
TRUST ORGANIZATION. Spartan Intermediate Municipal Income Fund is a
fund of Fidelity Union Street Trust, an    open-end ma    nagement
investment company organized as a Massachusetts business trust on March 1, 1974 as Fidelity Daily Income Trust. The trust's name was changed to Fidelity Union Street Trust by a supplement to the
Declaration of Trust dated and filed with the Com   monwealth of
Massachusetts on     April 30, 1990. Currently, there are seven funds
of the Massachusetts trust: Spartan Municipal Income Fund, Spartan Ginnie Mae Fund, Spartan Maryland Municipal Income Fund, Spartan Intermediate Municipal Income Fund, Spartan Short-Intermediate Municipal Income Fund, Spartan Arizona Municipal Income Fund, and Fidelity Export and Multinational Fund. Spartan Short-Intermediate Fund entered into an agreement to acquire all of the assets of Spartan Short-Intermediate Municipal Fund, a series of Fidelity Daily Municipal Trust on October 20, 1993. The Declaration of Trust permits the Trustees to create additional funds.
   In the event that FMR ceases to be the investment adviser to the trust or a fund, the right of the trust or fund to use the identifying names "Fidelity" and "Spartan" may be withdrawn.
   The assets of the trust received for the issue or sale of shares of
each fund and all income, earnings, profits, and proceeds     thereof,
subject only to the rights of creditors, are especially allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund are segregated on the books of account,
and are to be charged with the liabilities with    respect to such
fund and with a share of the general expenses of the trust. Expenses
with respect to the trust are to be allocated in     proportion to the
asset value of the respective funds, except where allocations of direct expense can otherwise be fairly made. The officers of the trust, subject to the general supervision of the Board of Trustees,
have the power to determine which expenses are    allocable to a given
fund, or which are general or allocable to all of the funds. In the
event of the dissolution or liquidation of the     trust, shareholders
of each fund are entitled to receive as a class the underlying assets of such fund available for distribution.
SHAREHOLDER AND TRUSTEE LIABILITY. The trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust. The Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees include a provision limiting the obligations created thereby to the trust and its assets. The Declaration of Trust provides for indemnification out of each fund's property of any shareholder held personally liable for the obligations of the fund. The Declaration of Trust also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the
risk of a shareholder incurring    financial loss on account of
shareholder liability is limited to circumstances in which a fund
itself would be unable to meet its     obligations. FMR believes that,
in view of the above, the risk of personal liability to shareholders is remote.
The Declaration of Trust further provides that the Trustees, if they have exercised reasonable care, will not be liable for any neglect or wrongdoing, but nothing in the Declaration of Trust protects Trustees against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
VOTING RIGHTS.    Each fund's capital consists of shares of beneficial
interest. As a shareholder, you receive one vote for each     dollar
value of net asset value you own. The shares have no preemptive or conversion rights; the voting and dividend rights, the right of redemption, and the privilege of exchange are described in the
Prospectus. Shares are fully paid and nonassessable, except    as set
forth under the heading "Shareholder and Trustee Liability" above. Shareholders representing 10% or more of the trust or a fund may, as
set fort    h in the Declaration of Trust, call meetings of the trust
or a fund for any purpose related to the trust or fund, as the case may be, including, in the case of a meeting of the entire trust, the
purpose of voting on removal of one or more Trustees.    The trust or
any fund may be terminated upon the sale of its assets to another open-end management investment company, or upon liquidation and distribution of its assets, if approved by vote of the holders of a majority of the trust or the fund, as determined by the current value of each shareholder's investment in the fund or trust. If not so terminated, the trust and its funds will continue indefinitely. Each fund may invest all of its assets in another investment company.
CUSTODIAN. U   MB Bank, n.a., 1010 Grand Avenue, Kansas City,
Missouri, is custodian of the assets of the fund. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. The custodian takes no part in determining the investment policies of a fund or in deciding which securities are purchased or sold by a fund. However, a fund may invest in obligations of the custodian and may purchase securities from or sell securities to the custodian.
FMR, its officers and directors, its affiliated companies, and the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.
   AUDITOR. Coopers & Lybrand L.L.P., One Post Office Square, Boston,
Massachusetts     serves as the trust's independent    accountant. The
auditor examines financial statements for the fund and provides other audit, tax, and related services.
FINANCIAL STATEMENTS
The fund's financial statements and financial highlights for the fiscal year ended August 31, 1997, and report of the auditor,
   are     included in the fund's Annual Report, which is a separate
report supplied with this SAI. The fund's financial stateme   nts,
inclu    ding the financial highlights, and report of the auditor are
incorporated herein by reference. For a free    additional copy     of
the fund's Annual Report, contact Fidelity at 1-800-544-8888, 82
Devonshire Street, Boston,    MA 02109.
APPENDIX
DOLLAR-WEIGHTED AVERAGE MATURITY is derived by multiplying the value of each investment by the time remaining to its maturity, adding these calculations, and then dividing the total by the value of the fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.
For example, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. When a municipal bond issuer has committed to call an issue of bonds and has established an independent escrow account that is sufficient to, and is pledged to, refund that issue, the number of days to maturity for the prerefunded bond is considered to be the number of days to the announced call date of the bonds.
   The descriptions that follow are examples of eligible ratings for the fund. The fund may, however, consider the ratings for other
types of investments and the ratings assigned by    other rating
organizations when determining the eligibility of a particular investment.
DESCRIPTION OF MOODY'   S INVESTOR    S SERVICE RATINGS OF MUNICIPAL
OBLIGATIONS
   Moody's ratings for long-term municipal obligations fall within nine categories. They range from Aaa (highest quality) to C (lowest quality). Those bonds within the Aa through B categories that Moody's believes possess the strongest credit attributes within those categories are designated by the symbol "1."
AAA - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.
A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
BAA - Bonds that are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
BA - Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B - Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
CAA - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
CA - Bonds that are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C - Bonds that are rated C are the lowest-rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
DESCRIPTION OF STANDARD & POOR'S RATINGS OF MUNICIPAL DEBT
   Municipal debt issues may be designated by Standard & Poor's as either investment grade ("AAA" through "BBB") or speculative grade ("BB" through "D"). While speculative grade debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions. Ratings from AA through CCC may be modified by the addition of a plus sign (+) or minus sign (-) to show relative standing within the major rating categories.
AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.
AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.
A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.
BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.
CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
CC - Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.
C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.
CI - The rating CI is reserved for income bonds on which no interest is being paid.
D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
SPARTAN SHORT-INTERMEDIATE MUNICIPAL INCOME FUND
CROSS REFERENCE SHEET
FORM N-1A

ITEM NUMBER   PROSPECTUS SECTION


1            ................................   Cover Page

2     a      ................................   Expenses

      b, c   ................................   Contents; The Funds at a Glance; Who May Want
                                                to Invest

3     a      ................................   Financial Highlights

      b      ................................   *

      c, d   ................................   Performance

4     a      i...............................   Charter

             ii..............................   The Funds at a Glance; Investment Principles and
                                                Risks

      b      ................................   Investment Principles and Risks

      c      ................................   Who May Want to Invest; Investment Principles
                                                and Risks

5     a      ................................   Charter

      b      i...............................   Cover Page:  The Funds at a Glance; Charter;
                                                Doing Business with Fidelity

             ii..............................   Charter

             iii.............................   Expenses; Breakdown of Expenses

      c      ................................   Charter


      d      ................................   Charter; Breakdown of Expenses

      e      ................................   Cover Page; Charter

      f      ................................   Expenses

      g      i...............................   Charter
             ii..............................   *



5A           ................................   Performance

6     a      i...............................   Charter

             ii..............................   How to Buy Shares; How to Sell Shares;
                                                Transaction Details; Exchange Restrictions

             iii.............................   Charter

      b      ................................   Charter

      c      ................................   Transaction Details; Exchange Restrictions

      d      ................................   *

      e      ................................   Doing Business with Fidelity; How to Buy Shares;
                                                How to Sell Shares; Investor Services

      f, g   ................................   Dividends, Capital Gains, and Taxes

      h      ................................   *

7     a      ................................   Cover Page; Charter

      b      ................................   Expenses; How to Buy Shares; Transaction Details

      c      ................................   *

      d      ................................   How to Buy Shares

      e      ................................   *

      f      ................................   Breakdown of Expenses

8            ................................   How to Sell Shares; Investor Services; Transaction
                                                Details; Exchange Restrictions

9            ................................   *


* Not Applicable
SPARTAN SHORT-INTERMEDIATE MUNICIPAL INCOME FUND
CROSS REFERENCE SHEET
(CONTINUED)
FORM N-1A

ITEM NUMBER   STATEMENT OF ADDITIONAL INFORMATION SECTION


10, 11           ...............................   Cover Page

12               ...............................   Descrption of the Trusts

13       a - c   ...............................   Investment Policies and Limitations

         d       ...............................   Portfolio Transactions

14       a - c   ...............................   Trustees and Officers

15       a, b    ...............................   *

         c       ...............................   Trustees and Officers

16       a i     ...............................   FMR, Portfolio Transactions

           ii    ...............................   Trustees and Officers

          iii    ...............................   Management Contracts

         b       ...............................   Management Contracts

         c, d    ...............................   Contracts with FMR Affiliates

         e       ...............................   *

         f       ...............................   Distribution and Service Plans

         g       ...............................   *

         h       ...............................   Description of the Trusts

         i       ...............................   Contracts with FMR Affiliates

17       a       ...............................   Portfolio Transactions

         b       ...............................   *

         c       ...............................   Portfolio Transactions

         d, e    ...............................   *

18       a       ...............................   Description of the Trusts

         b       ...............................   *

19       a       ...............................   Additional Purchase and Redemption Information

         b       ...............................   Additional Purchase and Redemption Information;
                                                   Valuation of Portfolio Securities

         c       ...............................   *

20               ...............................   Distributions and Taxes

21       a, b    ...............................   Contracts with FMR Affiliates

         c       ...............................   *

22       a       ...............................   *

         b       ...............................   Performance

23               ...............................   Financial Statements


* Not Applicable
Please read this prospectus before investing, and keep it on file for
future reference. It contains    important information, including how
the fund     invests and the services available to shareholders.
   SPARTAN(REGISTERED TRADEMARK)
   SHORT-
   INTERMEDIATE
   MUNICIPAL
   INCOME
   FUND
   To learn more about the fund and its investments, you can obtain a
copy of the fund's     most recent financial report and portfolio
listing, or a copy of the Statement of Additional    Information (SAI)
dated October 21, 1997.     The SAI has been filed with the Securities
and Exchange Commission (SEC) and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov). The SAI is incorporated herein by reference (legally forms a part of the prospectus). For a free copy of either document, call Fidelity at 1-800-544-8888.
Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board, or any other agency, and are subject to investment risks, including possible loss of principal amount invested.
   LIKE ALL MUTUAL FUNDS, THESE
   SECURITIES HAVE NOT BEEN APPROVED
   OR DISAPPROVED BY THE SECURITIES
   AND EXCHANGE COMMISSION, NOR HAS
   THE SECURITIES AND EXCHANGE
   COMMISSION PASSED UPON THE
   ACCURACY OR ADEQUACY OF THIS
   PROSPECTUS. ANY REPRESENTATION TO
   THE CONTRARY IS A CRIMINAL OFFENSE.
   STM-pro-1097
   (fund number 404, trading symbol FSTFX)
   The fund seeks a high level     of income free from federal
   income tax. The fund invests normally in investment grade municipal securities while maintaining an average maturity of between two and five years.
PROSPECTUS
   OCTOBER 21, 1997(FIDELITY_LOGO_GRAPHIC) 82 DEVONSHIRE STREET,
BOSTON, MA 02109
   CONTENTS

KEY FACTS                             THE FUND AT A GLANCE

                                      WHO MAY WANT TO INVEST

                                      EXPENSES The fund's yearly operating
                                      expenses.

                                      FINANCIAL HIGHLIGHTS A summary of
                                      the fund's financial data.

                                      PERFORMANCE How the fund has done
                                      over time.

   THE FUND IN DETAIL                 CHARTER How the fund is organized.

                                      INVESTMENT PRINCIPLES AND RISKS The
                                      fund's overall approach to investing.

                                      BREAKDOWN OF EXPENSES How
                                      operating costs are calculated and
                                      what they include.

YOUR ACCOUNT                          DOING BUSINESS WITH FIDELITY

                                      TYPES OF ACCOUNTS Different ways to
                                      set up your account.

                                      HOW TO BUY SHARES Opening an
                                      account and making additional
                                      investments.

                                      HOW TO SELL SHARES Taking money out
                                      and closing your account.

                                      INVESTOR SERVICES Services to help you
                                      manage your account.

SHAREHOLDER AND                       DIVIDENDS, CAPITAL GAINS,
ACCOUNT POLICIES                      AND TAXES

                                      TRANSACTION DETAILS Share price
                                      calculations and the timing of
                                      purchases and redemptions.

                                      EXCHANGE RESTRICTIONS

KEY FACTS


   THE FUND AT A GLANCE
GOAL: High current income free from federal income tax. As with any mutual fund, there is no assurance that the fund will achieve its goal.
       STRATEGY:    Normally invests in investment grade municipal
securities while maintaining an average maturity of two to five years.
MANAGEMENT: Fidelity Management & Research Company (FMR) is the management arm of Fidelity Investments, which was established in 1946 and is now America's largest mutual fund manager.
   SIZE:     As of August 31, 1997, the fu   nd had over $725 million
in assets.
WHO MAY WANT TO INVEST
   This non-diversified fund may be a    ppropriate for investors in
higher tax brackets who seek high current income that is free from
federal income taxes.    The fund's level of risk and potential
reward depend on the quality and maturity        of its investments.
   The fund is designed to offer greater share price stability than
funds that invest in long-term securities.     You should consider
your investment objective and tolerance for risk when making an investment decision.
The value of the fund's investments and the income they generate will vary from day to day, and generally reflect interest rates,
    market conditions, and other economic        and political news.
When you sell your shares, they may be worth more or less than what
you paid    for them. By itself, the fund does not     constitute a
balanced investment plan.
THE SPECTRUM OF
FIDELITY FUNDS
BROAD CATEGORIES OF FIDELITY
FUNDS ARE PRESENTED HERE IN
ORDER OF ASCENDING RISK.
GENERALLY, INVESTORS SEEKING TO
MAXIMIZE RETURN MUST ASSUME
GREATER RISK. SPARTAN
SHORT-INTERMEDIATE MUNICIPAL
INCOME IS IN THE INCOME
CATEGORY.
(SOLID BULLET) MONEY MARKET SEEKS
INCOME AND STABILITY BY
INVESTING IN HIGH-QUALITY,
SHORT-TERM INVESTMENTS.
(RIGHT ARROW) INCOME SEEKS INCOME BY
INVESTING IN BONDS.
(SOLID BULLET) GROWTH AND INCOME SEEKS
LONG-TERM GROWTH AND INCOME
BY INVESTING IN STOCKS AND
BONDS.
(SOLID BULLET) GROWTH SEEKS LONG-TERM
GROWTH BY INVESTING MAINLY IN
STOCKS.
(CHECKMARK)
EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you may pay when you buy
   or sell shares of     the    fund. In addition, you may be charged
an annual account maintenance fee if your account balance falls below $2,500. See "Transaction Details," page , for an explanation of how and when these charges apply.
   Sales charge on purchases             None
   and reinvested distributions

Deferred sales charge on redemptions   None

Annual account maintenance fee         $12.00
(for accounts under $2,500)

ANNUAL FUND OPERATING EXPENSES are        paid out of the fund's
assets. The fund pays a management fee to FMR.    FMR is responsible
for the payment of all other fund expenses with certain     limited
exceptions. Expenses        are factored into the fund's share
    price or dividends and are not charged directly to    shareholder
accounts (see "Breakdown of Expenses" page ).
The following figures are based on historical expenses and are calculated as a percentage of average net assets. FMR has
    entered into arrangements on behalf of        the fund with the
fund's custodian and transfer agent whereby    credits realized as a
result of     unin   vested cash balances     are    used to reduce
fund expenses.
Management fee                     0.55    %

12b-1 fee                       None

Other expenses                     0.00    %

Total fund operating expenses      0.55    %

EXAMPLES: Let's say, hypothetically, that the fund's annual return is
5% and that    your shareholder transaction expenses and the fund's
annual     operating expenses are exactly as just described. For every
$1,000 you invested,    here's how much you would pay in total
expenses if you close your account after the number of years indicated:
UNDERSTANDING
EXPENSES
Operating a mutual fund
involves a variety of expenses
for portfolio management,
shareholder statements, tax
reporting, and other services.
The management fee is paid
from the fund's assets, and its
effect is already factored into
any quoted share price or
return. Other expenses are
paid by FMR out of the fund's
management fee. Also as an
investor, you may pay certain
expenses directly.
(checkmark)
   After 1 year            $ 6

   After 3 years           $ 18

   After 5 years           $ 31

   After 10 years          $ 69

These examples illustrate the effect of expenses, but are not meant to
suggest    actual or expected expenses or returns, all     of which
may vary.
FINANCIAL HIGHLIGHTS
   The financial highlights table that follows has been audited by
Coopers &     Lybrand L.L.P., independent accoun   tants. The fund's
financial highlights, financial statements, and report of the auditor
are included in the fund's Ann    ual Report, and are incorporated by
reference into (are legally a part of) the    fund's SAI. Contact
Fidelity for a free copy of the Annual Report or the SAI.
   SELECTED PER-SHARE DATA




Years ended August
31         1997       1996      1995      1994D      1993F      1992E     1991E     1990E     1989E     1988E     1987E

Net asset
value,     $ 9.930    $ 9.980   $ 9.840   $ 10.090   $ 9.880    $ 9.780   $ 9.520   $ 9.490   $ 9.450   $ 9.510   $ 9.920
beginning of period

Income
from      .425       .418      .429      .443       .303       .490      .559      .562      .536      .516      .433
Investment Operations
 Net interest income

 Net realized
and       .110       (.050)    .140      (.240)     .210       .100      .260      .030      .040      (.060)    (.410)
 unrealized gain
 (loss)

 Total from
investment  .535       .368      .569      .203       .513       .590      .819      .592      .576      .456      .023
 operations

Less Distribu
tions       (.425)     (.418)    (.429)    (.443)     (.303)     (.490)    (.559)    (.562)    (.536)    (.516)    (.433)
 From net interest
 income

 In excess of
net         --         --        --        (.010)     --         --        --        --        --        --        --
 realized gain

 Total distribu
tions       (.425)     (.418)    (.429)    (.453)     (.303)     (.490)    (.559)    (.562)    (.536)    (.516)    (.433)

Net asset
value,     $ 10.040   $ 9.930   $ 9.980   $ 9.840    $ 10.090   $ 9.880   $ 9.780   $ 9.520   $ 9.490   $ 9.450   $ 9.510
end of period

Total
returnB,C   5.49%      3.75%     5.95%     2.05%      5.25%      6.18%     8.85%     6.42%     6.30%     4.89%     .26%

RATIOS AND SUPPLEMENTAL DATA

Net assets,
end of     $ 726      $ 791     $ 909     $ 1,083    $ 967      $ 659     $ 244     $ 59      $ 58      $ 77      $ 59
period (In millions)

Ratio of expenses
to         .55%       .54%G     .55%      .47%G      .55%A      .55%      .55%G     .60%G     .58%G     .35%G     .60%G
average net assets

Ratio of net
interest    4.25%      4.17%     4.38%     4.45%      4.55%A     4.95%     5.68%     5.90%     5.69%     5.48%     4.58%
income to average
net assets

Portfolio
turnover    32%        78%       51%       44%        56%A       28%       59%       75%       82%       96%       180%
rate


A ANNUALIZED
   B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   C TOTAL RETURNS DO NOT INCLUDE THE FORMER ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
   D EFFECTIVE SEPTEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
E YEARS ENDED DECEMBER 31
F FOR THE EIGHT MONTHS ENDING AUGUST 31, 1993
G FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER .
PERFORMANCE
   Bond fund performance can be me    asured as TOTAL RETURN or YIELD.
The total returns that follow are based on historical fund results.
   The fund's fiscal year runs from     September 1 through August 31.
The    tables below show the fund's perfo    rmance over past fiscal
years compared to different measures, including a comparative index
and a competitive funds    average. Data for the comparative i    ndex
is available only from June 30, 1993    to the present. The chart on
page         presents calendar year performance.
AVERAGE ANNUAL TOTAL RETURNS

   Fiscal periods ended                                     Past 1           Past 5           Past 10
   August 31, 1997                                           year             years            years

   Spartan Short-Intermediate Municipal Income                5.49%            4.91%            5.51%

   Lehman Brothers 1-5 Year Municipal Bond Index              5.75%           n/a              n/a

   Lipper Short-Intermediate Municipal Debt Funds            5.25%            4.80%            5.84%
   Average


CUMULATIVE TOTAL RETURNS

   Fiscal periods ended                                     Past 1          Past 5          Past 10
   August 31, 1997                                           year             years            years

   Spartan Short-Intermediate Municipal Income                5.49%            27.05%           70.98%

   Lehman Brothers 1-5 Year Municipal Bond Index              5.75%           n/a              n/a

   Lipper Short-Intermediate Municipal Debt Funds            5.25%            26.40%           76.47%
   Average


EXPLANATION OF TERMS
TOTAL RETURN is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results. UNDERSTANDING
PERFORMANCE
YIELD illustrates the income
earned by a fund over a recent
period. 30-day yields are
usually used for bond funds.
Yields change daily, reflecting
changes in interest rates.
TOTAL RETURN reflects both the
reinvestment of income and
capital gain distributions and
any change in a fund's share
price.
(checkmark)
YIELD refers to the income generated    by an investment in the fund
over a gi    ven period of time, expressed as an annual percentage
rate. A TAX-EQUIVALENT YIELD shows what an investor would have to earn before taxes to equal a tax-free yield. Yields are calculated according to a standard that is required for all stock and bond funds. Because this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.
LEHMAN BROTHERS 1-5 YEAR MUNICIPAL BOND INDEX is a total return performance benchmark for investment-grade municipal bonds with maturities between one and five years.
   YEAR-BY-YEAR TOTAL RETURNS
   Calendar years 1987 1988 1989 1990 1991 1992 1993 1994 1995
1996
       SPARTAN SHORT-INTE   R.
       MUNI   .     INCOME    .26% 4.89% 6.30% 6.42% 8.85% 6.18% 7.12%
-.09% 8.47% 3.88%
   Lipper Short-Inter. Muni.
   Debt Funds Average 2.56% 5.94% 7.36% 6.53% 9.15% 6.92% 7.42% -.84%
8.32% 3.33%
   Consumer Price Index 4.43% 4.42% 4.65% 6.11% 3.06% 2.90% 2.75%
2.67% 2.54% 3.32%
   Percentage (%)
Row: 1, Col: 1, Value: 0.26
Row: 2, Col: 1, Value: 4.89
Row: 3, Col: 1, Value: 6.3
Row: 4, Col: 1, Value: 6.42
Row: 5, Col: 1, Value: 8.850000000000001
Row: 6, Col: 1, Value: 6.18
Row: 7, Col: 1, Value: 7.119999999999999
Row: 8, Col: 1, Value: -0.09000000000000002
Row: 9, Col: 1, Value: 8.470000000000001
Row: 10, Col: 1, Value: 3.88
   (LARGE SOLID BOX) Spartan Short-Inter.
   Muni. Income
Unlike the fund's returns, the total re   turns of the comparative
index do not     include the effect of any brokerage commissions,
transaction fees, or other costs of investing.
THE CONSUMER PRICE INDEX is a widely recognized measure of inflation
cal   culated by the U.S. Government.
       THE COMPETITIVE FUNDS AVERAGE    is the Lipper
Short-Intermediate     Municipal Debt Funds Average. As of August
   31, 1997, the average reflected the perfo    rmance of    31
mutual funds with simi   lar investment objectives. This average,
published by Lipper Analytical    Services, Inc., excludes the effect
of sales loads.
The fund's recent strategies, performance, and holdings are detailed twice a year in financial reports, which are sent to all shareholders. For current performance or a free annual report, call 1-800-544-8888. TOTAL RETURNS AND YIELDS ARE BASED ON PAST RESULTS AND ARE NOT AN INDICATION OF FUTURE PERFORMANCE.
THE FUND IN DETAIL

CHARTER
       SPARTAN SHORT-INTERMEDIATE MUNICIPAL INCOME IS A MUTUAL
FUND:    an inves    tment that pools shareholders' money and invests
it toward a specified    goal. The fund is a non-diversified fund of
Fidelity Union Street Trust, an open-end management investment
company     organized as a Massachusetts business trust on March 1,
1974.
   THE FUND IS GOVERNED BY A BOARD     OF TRUSTEES which is
responsible for protecting the interests of shareholders. The trustees
are experienced executives who meet    periodically     throughout the
year to oversee the fund's activities, review contractual arrangements
with companies that pro   vide services to the fund, and review
the fund's performance.    The trustees serve as trustees for other
Fidelity funds.     The majority of trustees are not otherwise
affiliated with Fidelity.
THE FUND MAY HOLD SPECIAL    SHAREHOLDER     MEETINGS AND MAIL PROXY
MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. Fidelity will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. The number of votes you are entitled to is based upon the dollar value of your investment.
FMR AND ITS AFFILIATES
   The fund is managed by FMR, which chooses the fund's investments and handles its business affairs.
Norm Lind is    Vice President and     manager f   or     Spartan
Short-Intermediate Municipal Income   , which     he has managed
    since October 1995. He also manages other Fidelity    F    unds.
Since joining        Fidelity in 1986, Mr. Lind has worked        as
an analyst and manager.
Fidelity investment personnel may in   vest in securities for their
own accounts     pursuant to a code of ethics that establishes
procedures for personal investing and restricts certain transactions. Fidelity Distributors Corporation (FDC) distributes and markets Fidelity's funds and services.
   UMB Bank, n.a. (UMB) is the fund's transfer agent, and is located
at 1010 Grand Avenue, Kansas City, Missouri. UMB employs     Fidelity
Service Company, Inc.    (FSC) to perform transfer agent servicing
functions for the fund.
   FIDELITY FACTS
   Fidelity offers the broadest
   selection of mutual funds
   in the world.
   (solid bullet) Number of Fidelity mutual
   funds: over 228
   (solid bullet) Assets in Fidelity mutual
   funds: over $498 billion
   (solid bullet) Number of shareholder
   accounts: over 33 million
   (solid bullet) Number of investment
   analysts and portfolio
   managers: over 273
(checkmark)
FMR Corp. is the ultimate parent company of FMR. Members of the Edward
C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.
FMR may use its broker-dealer affiliates and other firms that sell
fund    shares to carry out the fund's transa    ctions, provided that
the fund receives brokerage services and commission rates comparable to those of other broker-dealers.
INVESTMENT PRINCIPLES AND RISKS
   BOND FUNDS IN GENERAL. The yield and share price of a bond fund change daily based on changes in interest rates and market conditions, and in response to other economic, political or financial events. The types and maturities of the securities a bond fund purchases and the credit quality of their issuers will impact a bond fund's reaction to these events.
   INTEREST RATE RISK. In general, bond prices rise when interest rates fall and fall when interest rates rise. Longer-term bonds are usually more sensitive to interest rate changes. In other words, the longer the maturity of a bond, the greater the impact a change in interest rates is likely to have on the bond's price. In addition, short-term interest rates and long-term interest rates do not necessarily move in the same amount or in the same direction. A short-term bond tends to react to changes in short-term interest rates and a long-term bond tends to react to changes in long-term interest rates.
   ISSUER RISK. The price of a bond is affected by the credit quality of its issuer. Changes in the financial condition of an issuer, changes in general economic conditions, and changes in specific economic conditions that affect a particular type of issuer can impact the credit quality of an issuer. Lower quality bonds generally tend to be more sensitive to these changes than higher quality bonds.
   MUNICIPAL MARKET RISK. Municipal securities are backed by the entity that issued them and/or other revenue streams. Municipal security values may be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or the rights of municipal securities holders.
   FIDELITY'S APPROACH TO BOND FUNDS. The total return from a bond includes both income and price gains or losses. In selecting investments for a bond fund, FMR considers a bond's expected income together with its potential for price gains or losses. While income is the most important component of bond returns over time, a bond fund's emphasis on income does not mean the fund invests only in the highest-yielding bonds available, or that it can avoid losses of principal.
   FMR focuses on assembling a portfolio of income-producing bonds that it believes will provide the best balance between risk and return within the range of eligible investments for the fund. FMR's evaluation of a potential investment includes an analysis of the credit quality of the issuer, its structural features, its current price compared to FMR's estimate of its long-term value, and any short-term trading opportunities resulting from market inefficiencies.

   In structuring a bond fund, FMR allocates assets among different market sectors (for example, general obligation bonds of a state or bonds financing a specific project) and different maturities based on its view of the relative value of each sector or maturity. The performance of the fund will depend on how successful FMR is in pursuing this approach.
   SPARTAN SHORT-INTERMEDIATE MUNICIPAL INCOME seeks high current income that is free from federal income tax, consistent with preservation of capital, by investing in investment-grade municipal securities under normal conditions. Although the fund can invest in securities of any maturity, the fund normally maintains a dollar-weighted average maturity between two and five years.
   FMR normally invests so that at least 80% of the fund's income is derived from municipal securities whose interest is free from federal income tax. In addition, FMR may invest all of the fund's assets in municipal securities issued to finance private activities. The interest from these securities is a tax-preference item for purposes of the federal alternative minimum tax.
   As of August 31, 1997, the fund's dollar-weighted average maturity was approximately 3.2 years.
   FMR may use various techniques to hedge a portion of a fund's risks, but there is no guarantee that these strategies will work as intended. When you sell your shares of a fund, they may be worth more or less than what you paid for them.
   FMR normally invests the fund's assets according to its investment strategy and does not expect to invest in federally taxable
obligations. The fund also reserves     the right to invest without
limitation in short-term instruments, to hold a substantial amount of uninvested cash, or to invest more than normally permitted in federally taxable obligations for temporary, defensive purposes. SECURITIES AND INVESTMENT PRACTICES
The following pages contain more detailed information about types of instruments in which the fund may invest, strategies FMR may employ in
   pursuit of the fund's investment obje    ctive, and a summary of
related risks. Any restrictions listed supplement those discussed
earlier in this section.    A complete listing of the fund's
limitations and more detailed information    about the fund's
investments are     contained in the fund's SAI. Policies and
limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with the fund's investment objective and policies and that doing so will help the fund
achieve its goal. Fund holdings and recent investment strate   gies
are detailed in the fund's financial     reports, which are sent to
shareholders twice a year. For a free SAI or financial report, call 1-800-544-8888.
DEBT SECURITIES. Bonds and other debt instruments are used by issuers
to borrow money from investors. The issuer    generally pays the
investor a fixed, variable, or floating rate of interest,     and must
repay the amount borrowed at maturity. Some debt securities, such as
zero coupon bonds, do not pay cur   rent interest, but are sold at a
discount     from their face values.
Debt securities have varying levels of sensitivity to changes in
interest rates    and varying degrees of credit quality. In general,
bond prices rise when interest rates fall, and fall when interest rates rise. Longer-term bonds and zero coupon bonds are generally more sensitive to interest rate changes.
   In addition, bond prices are also affected by the credit quality of the issuer. Investment-grade debt securities are medium- and high-quality securities. Some, however, may possess speculative characteristics, and may be more sensitive to economic changes and to changes in the financial condition of issuers.
   RESTRICTIONS:     The fund normally invests in investment-grade
securities,    but reserves the right to invest up to 5% of its assets
in below     investment-grade securities (sometimes called "junk
bonds"). A security is considered to be investment-grade if it is rated investment-grade by Moody's Investors Services, Standard & Poor's, Duff & Phelps Credit Rating Co., or Fitch Investors Service, L.P., or is unrated but judged by FMR to be of equivalent quality.
CREDIT        AND LIQUIDITY SUPPORT. Issuers may employ various forms
of credit and        liquidity enhancement, including    letters of
credit, guarantees, puts and demand features, and insurance, provided by foreign or domestic entities such as banks and other financial
institutions. These arrangements expose     the fund to the credit
risk of the entity    providing the credit or liquidity support.
Changes in the credit quality of the provider could affect the value of the security and the fund's share price. In addition, in the case of foreign providers of credit or liquidity support, extensive public information about the provider may not be available, and unfavorable
political, economic, or governmental developments could affect     its
ability to honor its commitment.
   MUNICIPAL SECURITIES are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, or financing for specific projects or public facilities. They may be fully or partially backed by the local government, or by the credit of a private issuer or the current or anticipated revenues from specific projects or assets. Because many municipal securities are issued to finance similar types of projects, especially those relating to education, health care, housing, transportation, and utilities, the municipal markets can be affected by conditions in those sectors. In addition, all municipal securities may be affected by uncertainties regarding their tax status, legislative changes, or rights of municipal securities holders. A municipal security may be owned directly or through a participation interest.
ASSET-BACKED SECURITIES include interests in pools of purchase
contracts, financing leases, or sales agreements    entered into by
municipalities. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market's perception of the servicer of the pool, and any credit enhancement provided. In addition, these securities may be subject to prepayment risk.
VARIABLE AND FLOATING RATE SECURITIES have interest rates that are periodically adjusted either at specific intervals or whenever a benchmark rate changes. Inverse floaters have interest rates that move in the opposite direction from a benchmark, making the security's market value more volatile.
MUNICIPAL LEASE OBLIGATIONS are used by municipalities to acquire land, equipment, or facilities. If the municipality stops making payments or transfers its obligations to a private entity, the obligation could lose value or become taxable.
OTHER MUNICIPAL SECURITIES may include obligations of U.S. territories and possessions such as Guam, the Virgin Islands, and Puerto Rico, and their political subdivisions and public corporations.
PUT FEATURES entitle the holder to put (sell back) a security to the
issuer or another party. In exchange for this    benefit, the fund may
accept a lower interest rate. Demand features and     standby
commitments are types of put features.
PRIVATE ENTITIES may be involved in some municipal securities. For example, industrial revenue bonds are backed by private entities, and resource recovery bonds often involve private corporations. The viability of a project or tax incentives could affect the value and credit quality of these securities.
ADJUSTING INVESTMENT EXPOSURE.    The fund can use various techniques
to     increase or decrease its exposure to changing security prices, interest rates, commodity prices, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts, entering into swap agreements and purchasing indexed securities.
FMR can use these practices to adjust the risk and return characteristics of the fund's portfolio of investments. If FMR judges market conditions incorrectly or employs a strategy that does not correlate well with the fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk
or increase return. These techniques may increase    the volatility of
the fund and may i    nvolve a small investment of cash relative to
the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.
ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of some illiquid securities, and some other securities, may be subject to legal restrictions. Difficulty in
selling securities may result in a loss or    may be costly to the
fund.
   RESTRICTIONS    :    The fund may not     purchase a security if,
as a result, more than 10% of its assets would be invested in illiquid securities.
   WHEN-ISSUED AND FORWARD PURCHASE OR SALE TRANSACTIONS     are
trading practices in which payment and delivery for the security take
place    at a later date than is customary for that type of security.
The market value of the security could change during     this period.
       CASH MANAGEMENT.    The fund may     invest in money market
securities and in a money market fund available only to funds and
accounts managed by    FMR or its affiliates, whose goal is to
seek a high level of current income exempt from federal income tax while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.
DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry or type of project. Economic, business, or political changes can affect all securities of a similar type. A fund that is not diversified may be more sensitive to changes in the market value of a single issuer or industry.
   RESTRICTIONS: The fund is considered     non-diversified.
Generally, to meet fed   eral tax requirements at the close of each
quarter, the fund does not invest     more than 25% of its total
assets in any one issuer and, with respect to 50% of total assets, does not invest more than 5% of its total assets in any issuer. These
limitations do not apply to U.S. Government        securities or to
securities of other        investment companies. The fund may invest
more than 25% of its total assets in tax-free securities that finance similar types of projects.
   BORROWING    .    The fund may borrow     from banks or from other
funds advised by FMR, or through reverse repurchase    agreements. If
the fund borrows money,     its share price may be subject to greater
fluctuation until the borrowing is    paid off. If the fund makes
additional     investments while borrowings are outstanding, this may
be considered a form of leverage.
   RESTRICTIONS    :    The fund may borrow only     for temporary or
emergency purposes, but not in an amount exceeding 331/3% of its total assets.
FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval.
   The fund seeks as high a level of current     income, exempt from
federal income tax, as is consistent with preservation of capital by investing primarily in short term municipal obligations. The fund will normally invest so that at least 80% of its income is free from federal income tax.
   The fund may borrow only for t    emporary or emergency purposes,
but not in an amount exceeding 33   1/3    % of its total assets.
BREAKDOWN OF EXPENSES
   Like all mutual funds, the fund pays fees related to its daily
operations. Expenses paid out of the fund's assets are     reflected
in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.
   The fund pays a     MANAGEMENT FEE    to     FMR for managing its
investments and business affairs.
FMR may, from time to time, agree to    reimburse the fund for
management     fees above a specified limit. FMR re   tains the
ability to be repaid by the     fund if expenses fall below the
specified limit prior to the end of the fiscal year. Reimbursement
arrangements, which may be terminated at any time    without notice,
can decrease the fund's     expenses and boost its performance.
MANAGEMENT FEE
The    fund's     management fee is calculated and paid to FMR every
month.    FMR pays all of the other expenses of the fund with limited exceptions. The fund's annual management fee rate is 0.55% of its average net assets.
   UMB is the transfer and service agent for the fund. UMB has entered into sub-agreements with FSC under which FSC performs transfer agency, dividend disbursing, shareholder servicing, and accounting functions
for the fund.     These services include processing    shareholder
transactions, valuing the fund's investments, and calculating the
fund's share price and dividends. FMR,     not the fund, pays for
these services.
   The fund also pays other expenses, such as brokerage fees and commissions, interest on borrowings, taxes, and the compensation of trustees who are not affiliated with Fidelity.
   The fund has adopted a     DISTRIBUTION AND SERVICE PLAN.    This
plan recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with the distribution of fund shares. FMR directly, or through FDC, may make payments to third parties, such as banks or broker-dealers, that engage in the sale of,
or     provide shareholder support services    for, the fund's shares.
Currently, the Board of Trustees has not authorized such payments.

   The fund's portfolio turnover rate for the fiscal year ended August
1997 was 32%. This rate varies from year to     year.
   YOUR ACCOUNT

DOING BUSINESS WITH FIDELITY
Fidelity Investments was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is the largest mutual fund company in the country, and is known as an innovative provider of high-quality financial services to individuals and institutions.
In addition to its mutual fund business, the company operates one of America's leading discount brokerage firms, Fidelity Brokerage Services, Inc. (FBSI). Fidelity is also a leader in providing tax-sheltered retirement plans for individuals investing on their own or through their employer.
Fidelity is committed to providing investors with practical information to make investment decisions. Based in Boston, Fidelity provides customers with complete service 24 hours a day, 365 days a year, through a network of telephone service centers around the country.
To reach Fidelity for general information, call these numbers:
(small solid bullet) For mutual funds, 1-800-544-8888
(small solid bullet) For brokerage, 1-800-544-7272
If you would prefer to speak with a representative in person, Fidelity
has over    80     walk-in Investor Centers across the country.
TYPES OF ACCOUNTS
You may set up an account directly in    the fund or, if you own or
intend to     purchase individual securities as part of your total
investment portfolio, you    may consider investing in the fund
through a brokerage account.
You        may purchase or sell shares of the fund        through an
investment professional,        including a broker, who may charge
you        a transaction fee for this service. If you        invest
through FBSI, another financial        institution, or an investment
   professional, read their program materials for any special provisions, additional service features or fees that may apply to your investment in the fund. Certain features of the fund, such as the minimum initial or subsequent investment amounts, may be modified.
The different ways to set up (register) your account with Fidelity are listed in the table that follows.
WAYS TO SET UP YOUR ACCOUNT
INDIVIDUAL OR JOINT TENANT
FOR YOUR GENERAL INVESTMENT NEEDS
Individual accounts are owned by one person. Joint accounts can have two or more owners (tenants).
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)
TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS
These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act
(UGMA) or the Uniform Transfers to Minors Act (UTMA).
TRUST
FOR MONEY BEING INVESTED BY A TRUST
The trust must be established before an account can be opened. BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS, OR
OTHER GROUPS
Requires a special application.
HOW TO BUY SHARES
       THE PRICE TO BUY ONE SHARE    of the fund is the fund's net
asset value per share (NAV). The fund's shares are sold without a sales charge.
   Your shares will be purchased at the next NAV calculated after your investment is received and accepted. The fund's NAV is normally calculated each business day at 4:00 p.m. Eastern time.
IF YOU ARE NEW TO FIDELITY, complete and sign an account application and mail it along with your check. You may also open your account in person or by wire as described on page . If there is no application accompanying this prospectus, call 1-800-544-8888.
IF YOU ALREADY HAVE MONEY INVESTED IN A FIDELITY FUND, you can:
(small solid bullet) Mail in an application with a check, or
(small solid bullet) Open your account by exchanging from another
Fidelity fund.
If you buy shares by check or Fidelity Money Line(registered trademark), and then sell those shares by any method other than by exchange to another Fidelity fund, the payment may be delayed for up to seven business days to ensure that your previous investment has cleared.
MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT  $10,000
TO ADD TO AN ACCOUNT  $1,000
Through regular investment plans* $500
MINIMUM BALANCE $5,000
*FOR MORE INFORMATION ABOUT REGULAR INVESTMENT PLANS, PLEASE REFER TO "INVESTOR SERVICES," PAGE .
These minimums may vary for investments through Fidelity Portfolio Advisory Services. Refer to the program materials for details.



                     TO OPEN AN ACCOUNT                                          TO ADD TO AN ACCOUNT

PHONE 1-800-544-7777
(PHONE_GRAPHIC)      (SMALL SOLID BULLET) EXCHANGE FROM ANOTHER FIDELITY FUND    (SMALL SOLID BULLET) EXCHANGE FROM ANOTHER
                                                                                 FIDELITY FUND
                     ACCOUNT WITH THE SAME REGISTRATION,                         ACCOUNT WITH THE SAME REGISTRATION,
                     INCLUDING NAME, ADDRESS, AND                                INCLUDING NAME, ADDRESS, AND
                     TAXPAYER ID NUMBER.                                         TAXPAYER ID NUMBER.
                                                                                 (SMALL SOLID BULLET) USE FIDELITY MONEY
                                                                                 LINE TO TRANSFER
                                                                                 FROM YOUR BANK ACCOUNT. CALL BEFORE
                                                                                 YOUR FIRST USE TO VERIFY THAT THIS
                                                                                 SERVICE IS IN PLACE ON YOUR ACCOUNT.
                                                                                 MAXIMUM MONEY LINE: UP TO
                                                                                    $    100,000.



MAIL
(MAIL_GRAPHIC)(SMALL SOLID BULLET) COMPLETE AND SIGN THE APPLICATION.   (SMALL SOLID BULLET) MAKE YOUR CHECK PAYABLE TO
                  MAKE YOUR CHECK PAYABLE TO                               "SPARTAN SHORT-INTERMEDIATE
                  "SPARTAN SHORT-INTERMEDIATE                               MUNICIPAL INCOME FUND." INDICATE
                  MUNICIPAL INCOME FUND." MAIL TO THE                       YOUR FUND     ACCOUNT NUMBER ON YOUR
                      ADDRESS INDICATED ON THE APPLICATION.              CHECK AND MAIL TO THE ADDRESS PRINTED
                                                                         ON YOUR ACCOUNT STATEMENT.
                                                                         (SMALL SOLID BULLET) EXCHANGE BY MAIL: CALL
                                                                         1-800-544-6666 FOR INSTRUCTIONS.





IN PERSON
(HAND_GRAPHIC) (SMALL SOLID BULLET) BRING YOUR APPLICATION AND CHECK TO A    (SMALL SOLID BULLET) BRING YOUR CHECK TO A
                                                                             FIDELITY INVESTOR
               FIDELITY INVESTOR CENTER. CALL                                CENTER. CALL 1-800-544-9797 FOR THE
               1-800-544-9797 FOR THE CENTER                                 CENTER NEAREST YOU.
               NEAREST YOU.




WIRE (WIRE_GRAPHIC)   (SMALL SOLID BULLET) CALL 1-800-544-7777 TO SET UP YOUR    (SMALL SOLID BULLET) WIRE TO:
                      ACCOUNT AND TO ARRANGE A WIRE                              BANKERS TRUST COMPANY,
                      TRANSACTION.                                               BANK ROUTING #021001033,
                      (SMALL SOLID BULLET) WIRE WITHIN 24 HOURS TO:              ACCOUNT #00163053.
                      BANKERS TRUST COMPANY,                                     SPECIFY THE COMPLETE NAME OF THE
                      BANK ROUTING #021001033,                                   FUND AND INCLUDE YOUR ACCOUNT
                      ACCOUNT #00163053.                                         NUMBER AND YOUR NAME.
                      SPECIFY THE COMPLETE NAME OF THE
                      FUND AND INCLUDE YOUR NEW ACCOUNT
                      NUMBER AND YOUR NAME.




AUTOMATICALLY (AUTOMATIC_GRAPHIC)   (SMALL SOLID BULLET) NOT AVAILABLE.   (SMALL SOLID BULLET) USE FIDELITY AUTOMATIC
ACCOUNT
                                                                          BUILDER. SIGN UP FOR THIS SERVICE

                                                                          WHEN OPENING YOUR ACCOUNT, OR CALL

                                                                          1-800-544-6666 TO ADD IT.




(TDD_GRAPHIC) TDD - SERVICE FOR THE DEAF AND HEARING IMPAIRED: 1-800-544-0118


HOW TO SELL SHARES
   You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares.
       THE PRICE TO SELL ONE SHARE    of the fund is the fund's
NAV.
   Your shares will be sold at the next NAV calculated after your order is received and accepted. The fund's NAV is normally calculated each business day at 4:00 p.m. Eastern time.
IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES, leave at least $5,000 worth of shares in the account to keep it open.
TO SELL SHARES BY BANK WIRE OR FIDELITY MONEY LINE, you will need to sign up for these services in advance.
CERTAIN REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:
(small solid bullet) You wish to redeem more than $100,000 worth of shares,
(small solid bullet) Your account registration has changed within the last 30 days,
(small solid bullet) The check is being mailed to a different address than the one on your account (record address),
(small solid bullet) The check is being made payable to someone other than the account owner, or
(small solid bullet) The redemption proceeds are being transferred to a Fidelity account with a different registration.
You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.
SELLING SHARES IN WRITING
Write a "letter of instruction" with:
(small solid bullet) Your name,
(small solid bullet) The fund's name,
(small solid bullet) Your fund account number,
(small solid bullet) The dollar amount or number of shares to be redeemed, and
(small solid bullet) Any other applicable requirements listed in the table that follows.
Unless otherwise instructed, Fidelity will send a check to the record address. Deliver your letter to a Fidelity Investor Center, or mail it to:
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
CHECKWRITING
If you have a checkbook for your account, you may write an unlimited number of checks. Do not, however, try to close out your account by check.
      ACCOUNT TYPE   SPECIAL REQUIREMENTS




PHONE 1-800-544-777
(PHONE_GRAPHIC)        ALL ACCOUNT TYPES            (SMALL SOLID BULLET) MAXIMUM CHECK REQUEST: $100,000.
                                                    (SMALL SOLID BULLET) FOR MONEY LINE TRANSFERS TO YOUR BANK ACCOUNT;
                                                    MINIMUM: $10; MAXIMUM: UP TO $100,000.
                                                    (SMALL SOLID BULLET) YOU MAY EXCHANGE TO OTHER FIDELITY FUNDS IF
                                                    BOTH ACCOUNTS ARE REGISTERED WITH THE SAME
                                                    NAME(S), ADDRESS, AND TAXPAYER ID NUMBER.

MAIL OR IN PERSON
(MAIL_GRAPHIC)
(HAND_GRAPHIC)         INDIVIDUAL, JOINT TENANT,    (SMALL SOLID BULLET) THE LETTER OF INSTRUCTION MUST BE SIGNED BY ALL
                       SOLE PROPRIETORSHIP,         PERSONS REQUIRED TO SIGN FOR TRANSACTIONS,
                       UGMA, UTMA                   EXACTLY AS THEIR NAMES APPEAR ON THE ACCOUNT.
                       TRUST                        (SMALL SOLID BULLET) THE TRUSTEE MUST SIGN THE LETTER INDICATING
                                                    CAPACITY AS TRUSTEE. IF THE TRUSTEE'S NAME IS NOT
                                                    IN THE ACCOUNT REGISTRATION, PROVIDE A COPY OF THE
                                                    TRUST DOCUMENT CERTIFIED WITHIN THE LAST 60 DAYS.
                      BUSINESS OR ORGANIZATION     (SMALL SOLID BULLET) AT LEAST ONE PERSON AUTHORIZED BY CORPORATE
                                                    RESOLUTION TO ACT ON THE ACCOUNT MUST SIGN THE
                                                    LETTER.
                                                   (SMALL SOLID BULLET) INCLUDE A CORPORATE RESOLUTION WITH CORPORATE
                                                    SEAL OR A SIGNATURE GUARANTEE.
                       EXECUTOR, ADMINISTRATOR,     (SMALL SOLID BULLET) CALL 1-800-544-6666 FOR INSTRUCTIONS.
                       CONSERVATOR, GUARDIAN

WIRE (WIRE_GRAPHIC)    ALL ACCOUNT TYPES            (SMALL SOLID BULLET) YOU MUST SIGN UP FOR THE WIRE FEATURE BEFORE
                                                    USING IT. TO VERIFY THAT IT IS IN PLACE, CALL
                                                    1-800-544-6666. MINIMUM WIRE: $5,000.
                                                    (SMALL SOLID BULLET) YOUR WIRE REDEMPTION REQUEST MUST BE RECEIVED
                                                       AND ACCEPTED BY FIDELITY BEFORE 4 P.M. EASTERN
                                                    TIME FOR MONEY TO BE WIRED ON THE NEXT
                                                    BUSINESS DAY.



CHECK (CHECK_GRAPHIC)   ALL ACCOUNT TYPES    (SMALL SOLID BULLET)    MINIMUM CHECK: $500.
                                             (SMALL SOLID BULLET) ALL ACCOUNT OWNERS MUST SIGN A SIGNATURE CARD
                                             TO RECEIVE A CHECKBOOK.



(TDD_GRAPHIC) TDD - SERVICE FOR THE DEAF AND HEARING IMPAIRED: 1-800-544-0118


INVESTOR SERVICES
Fidelity provides a variety of services to help you manage your account.
INFORMATION SERVICES
FIDELITY'S TELEPHONE REPRESENTATIVES are available 24 hours a day, 365 days a year. Whenever you call, you can speak with someone equipped to provide the information or service you need.
STATEMENTS AND REPORTS that Fidelity sends to you include the following:
(small solid bullet) Confirmation statements (after every transaction, except reinvestments, that affects your account balance or your account registration)
(small solid bullet) Account statements (quarterly)
(small solid bullet) Financial reports (every six months)
24-HOUR SERVICE
ACCOUNT ASSISTANCE
1-800-544-6666
ACCOUNT TRANSACTIONS
1-800-544-7777
PRODUCT INFORMATION
1-800-544-8888
RETIREMENT ACCOUNT ASSISTANCE
1-800-544-4774
TOUCHTONE XPRESSSM
1-800-544-5555
 AUTOMATED SERVICE
(checkmark)
To reduce expenses, only one copy of most financial reports and prospectuses will be mailed to your household, even if you have more than one account in the fund. Call 1-800-544-6666 if you need copies of financial reports, prospectuses, or historical account information. TRANSACTION SERVICES
EXCHANGE PRIVILEGE. You may sell your fund shares and buy shares of other Fidelity funds by telephone or in writing.
   Note that exchanges out of the fund are     limited to four per
calendar year, and that they may have tax consequences for you. For details on policies and restrictions governing exchanges, including circumstances under which a shareholder's exchange privilege may be suspended or revoked, see page .
SYSTEMATIC WITHDRAWAL PLANS let you set up periodic redemptions from your account.
FIDELITY MONEY LINE(registered trademark) enables you to transfer money by phone between your bank account and your fund account. Most transfers are complete within three business days of your call. REGULAR INVESTMENT PLANS
One easy way to pursue your financial goals is to invest money regularly. Fidelity offers convenient services that let you transfer money into your fund account, or between fund accounts, automatically. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for a home, educational expenses, and other long-term financial goals.
REGULAR INVESTMENT PLANS
FIDELITY AUTOMATIC ACCOUNT BUILDERSM
TO MOVE MONEY FROM YOUR BANK ACCOUNT TO A FIDELITY FUND

MINIMUM   FREQUENCY              SETTING UP OR CHANGING
$500      MONTHLY OR QUARTERLY   (SMALL SOLID BULLET) FOR A NEW ACCOUNT, COMPLETE THE APPROPRIATE SECTION ON THE FUND
                                 APPLICATION.
                                 (SMALL SOLID BULLET) FOR EXISTING ACCOUNTS, CALL 1-800-544-6666 FOR AN APPLICATION.
                                 (SMALL SOLID BULLET) TO CHANGE THE AMOUNT OR FREQUENCY OF YOUR INVESTMENT, CALL
                                 1-800-544-6666 AT LEAST THREE BUSINESS DAYS PRIOR TO YOUR NEXT
                                 SCHEDULED INVESTMENT DATE.


DIRECT DEPOSIT
TO SEND ALL OR A PORTION OF YOUR PAYCHECK OR GOVERNMENT CHECK TO A
FIDELITY FUNDA

MINIMUM   FREQUENCY          SETTING UP OR CHANGING
$500      EVERY PAY PERIOD   (SMALL SOLID BULLET) CHECK THE APPROPRIATE BOX ON THE FUND APPLICATION, OR CALL
                             1-800-544-6666 FOR AN AUTHORIZATION FORM.
                             (SMALL SOLID BULLET) CHANGES REQUIRE A NEW AUTHORIZATION FORM.


FIDELITY AUTOMATIC EXCHANGE SERVICE
TO MOVE MONEY FROM A FIDELITY MONEY MARKET FUND TO ANOTHER FIDELITY
FUND

   MINIMUM  FREQUENCY                SETTING UP OR CHANGING
   $500     Monthly, bimonthly,      (small solid bullet) To establish, call 1-800-544-6666 after both accounts are
            quarterly, or annually   opened.
                                     (small solid bullet) To change the amount or frequency of your investment, call
                                     1-800-544-6666.


   A BECAUSE ITS SHARE PRICE FLUCTUATES, THE FUND MAY NOT BE AN
APPROPRIATE CHOICE FOR DIRECT DEPOSIT OF YOUR ENTIRE CHECK.
SHAREHOLDER AND ACCOUNT POLICIES


DIVIDENDS, CAPITAL GAINS, AND TAXES
   The fund distributes substantially all of     its net investment
income and capital gains to shareholders each year. Income dividends are declared daily and paid monthly. Capital gains are normally distributed in October and December.
DISTRIBUTION OPTIONS
When you open an account, specify on your application how you want to receive your distributions. If the option you prefer is not listed on
the application, call    1-800-544-6666 for instructions. The fund
offers four options:
5. REINVESTMENT OPTION. Your dividend and capital gain distributions will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.
6. INCOME-EARNED OPTION. Your capital gain distributions will be automatically reinvested, but you will be sent a check for each dividend distribution.
7. CASH OPTION. You will be sent a check for your dividend and capital gain distributions.
8. DIRECTED DIVIDENDS(registered trademark) OPTION. Your dividend and capital gain distributions will be automatically invested in another identically registered Fidelity fund.
Dividends will be reinvested at the fund's NAV on the last day of the month. Capital gain distributions will be reinvested at the NAV as of the date the fund deducts the distribution from its NAV. The mailing of distribution checks will begin within seven days.
TAXES
As with any investment, you should consider how an investment in a
tax-free fund could affect you. Below are    some of the fund's tax
implications.
TAXES ON DISTRIBUTIONS. Interest in   come that the fund earns is
distributed     to shareholders as income dividends. Interest that is
federally tax-free remains tax-free when it is distributed.
UNDERSTANDING
DISTRIBUTIONS
As a fund shareholder, you are
entitled to your share of the
fund's net income and gains
on its investments. The fund
passes its earnings along to its
investors as DISTRIBUTIONS.
   The fund earns interest from its
investments. These are passed
along as DIVIDEND
DISTRIBUTIONS. The fund may
realize capital gains if it sells
securities for a higher price
than it paid for them. These
are passed along as CAPITAL
GAIN DISTRIBUTIONS.
(checkmark)
However, gain on the sale of tax-free bonds results in taxable distributions. Short-term capital gains and a portion of the gain on bonds purchased at a discount are distributed as dividends and taxed as ordinary income. Capital gain distributions are taxed as long-term capital gains. These distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31. Fidelity will send you a statement showing the tax status of distributions and will report to the IRS the amount of any taxable distributions paid to you in the previous year.
The interest from some municipal securities is subject to the federal
alter   native minimum tax. The fund may     invest up to 100% of its
assets in these securities. Individuals who are subject to the tax must report this interest on their tax returns.
   A portion of the fund's dividends may     be free from state or
local taxes. Income from investments in your state are often tax-free
to you. Each year, Fidelity will send you a breakdown of    the fund's
income from each state to     help you calculate your taxes.
During the fiscal year ended August 1997,    100    % of the fund's
income dividends was free from federal income tax.    13.75    % of
the fund's income dividends was subject to the federal alternative minimum tax.
TAXES ON TRANSACTIONS. Your redemptions - including exchanges to other Fidelity funds - are subject to capital gains tax. A capital gain or loss is the difference between the cost of your shares and the price you receive when you sell them.
   Whenever you sell shares of the fund,     Fidelity will send you a
confirmation statement showing how many shares you sold and at what price. You will also receive a consolidated transaction statement every January. However, it is up to you or your tax preparer to determine whether this sale resulted in a capital gain and, if so, the amount of tax to be paid. Be sure to keep your regular account statements; the information they contain will be essential in calculating the amount of your capital gains.
"BUYING A DIVIDEND." If you buy    shares when the fund has realized
but not yet distributed income or capital     gains, you will pay the
full price for the shares and then receive a portion of the price back in the form of a taxable distribution.
TRANSACTION DETAILS
THE FUND IS OPEN FOR BUSINESS each day the New York Stock Exchange
(NYSE) is open. FSC normally calcu   lates the fund's NAV as of the
close of business of the NYSE, normally 4:00     p.m. Eastern time.
   THE FUND'S NAV is the value of a single     share. The NAV is
computed by adding the value of the fund's investments, cash, and other assets, subtracting its liabilities, and then dividing the result by the number of shares outstanding.
   The fund's assets are valued primarily on the basis of information furnished by a pricing service or market quotations, if available, or
by another met    hod that the Board of Trustees believes accurately
reflects fair value.
WHEN YOU SIGN YOUR ACCOUNT APPLICATION, you will be asked to certify
   that your social security or taxpayer     identification number is
correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS
regula   tions, the IRS can require the fund to     withhold 31% of
your taxable distributions and redemptions.
YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE. Fidelity may only be liable for losses resulting from unauthorized transactions if it does not follow reasonable procedures designed to verify the identity of the caller. Fidelity will request personalized security codes or other information, and may also record calls. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to redeem and exchange by telephone, call Fidelity for instructions.
IF YOU ARE UNABLE TO REACH FIDELITY BY PHONE (for example, during periods of unusual market activity), consider placing your order by mail or by visiting a Fidelity Investor Center.
   THE FUND RESERVES THE RIGHT SUSPEND     THE OFFERING OF SHARES for
a period of    time. The fund also reserves the right     to reject
any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions" on page . Purchase orders may be refused
if, in FMR's opinion, they would    disrupt management of the
fund.
WHEN YOU PLACE AN ORDER TO BUY SHARES, your    shares     will be
   purchased     at the next    NAV     calculated after your
   investment     is received and accepted. Note the following:
(small solid bullet) All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
(small solid bullet) Fidelity does not accept cash.
(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.
(small solid bullet)    The fund reserves the right to limit the
number of checks processed at one time.
(small solid bullet) If your check does not clear, your purchase will
be cancelled and you could    be liable for any losses or fees the
fund     or its transfer agent has incurred.
(small solid bullet) You begin to earn dividends as of the first business day following the day of your purchase.
TO AVOID THE COLLECTION PERIOD associated with check and Money Line purchases, consider buying shares by bank wire, U.S. Postal money order, U.S. Treasury check, Federal Reserve check, or direct deposit instead.
CERTAIN        FINANCIAL INSTITUTIONS that have entered into sales
agreements with FDC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time
   when the fund is priced on the following     business day. If
payment is not received by that time, the financial institution could be held liable for resulting fees or losses.
WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at the next NAV calculated after your request is received and accepted. Note the following:
(small solid bullet) Normally, redemption proceeds will be mailed to
you on the next business day, but if making immediate payment    could
adversely affect the fund, it may     take up to seven days to pay
you.
   (small solid bullet) Shares will earn dividends through the date of redemption; however, shares redeemed on a Friday or prior to a holiday will continue to earn dividends until the next business day.
(small solid bullet) Fidelity Money Line redemptions generally will be credited to your bank account on the second or third business day after your phone call.
(small solid bullet)    The fund may hold payment on     redemptions
until it is reasonably satisfied that investments made by check or Fidelity Money Line have been collected, which can take up to seven business days.
(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC. (small solid bullet) If you sell shares by writing a check and the amount of the check is greater than the value of your account, your check will be returned to you and you may be subject to additional charges.
FIDELITY        RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE
of $12.00 from accounts with a value of less than $2,500, subject to
an annual maximum        charge of $24.00 per shareholder. It is
expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of
servicing smaller accounts. This fee will not be deducted    from
Fidelity brokerage accounts,     retirement accounts (except
non-prototype retirement accounts), accounts using regular investment
plans, or if total assets with Fidelity exceed $30   ,    000.
Eligibility for the $30,000 waiver is determined by aggregating Fidelity accounts maintained by FSC or FBSI which are registered under the same social security number or which list the same social security number for the custodian of a Uniform Gifts/Transfers to Minors Act account.
IF YOUR ACCOUNT BALANCE FALLS BELOW $5,000, you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV on the day your account is closed.
FIDELITY MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.
   FDC may, at its own expense, provide promotional incentives to qualified recipients who support the sale of shares of the fund without reimbursement from the fund. Qualified recipients are securities dealers who have sold fund shares or others, including banks and other financial institutions, under special arrangements in connection with FDC's sales activities. In some instances, these incentives may be offered only to certain institutions whose representatives provide services in connection with the sale or expected sale of significant amounts of shares.
EXCHANGE RESTRICTIONS
As a shareholder, you have the privilege    of exchanging shares of
the fund for     shares of other Fidelity funds. However, you should
note the following:
(small solid bullet) The fund you are exchanging into    must be
available for sale in your state.
(small solid bullet) You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number.
(small solid bullet) Before exchanging into a fund, read its prospectus.
(small solid bullet) If you exchange into a fund with a sales charge, you pay the percentage-point difference between that fund's sales charge and any sales charge you have previously paid in connection with the shares you are exchanging. For example, if you had already paid a sales charge of 2% on your shares and you exchange them into a fund with a 3% sales charge, you would pay an additional 1% sales charge.
(small solid bullet) Exchanges may have tax consequences for you. (small solid bullet) Because excessive trading can hurt fund
performance and shareholders,    the fund reserves the right to
    temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the fund per calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four exchange limit.
(small solid bullet)    The fund reserves the right to refuse
exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
(small solid bullet) Your exchanges may be restricted or    refused if
the fund receives or antic    ipates simultaneous orders affecting
significant portions of the fund's assets. In particular, a pattern of
exchanges that coincides with a "market timing"    strategy may be
disruptive to the fund.
   Although the fund will attempt to give you prior notice whenever it is reasonably able to do so, it may impose these restrictions at any
time. The fund reserves the right to terminate or modify     the
exchange privilege in the future.
OTHER FUNDS MAY HAVE DIFFERENT EXCHANGE RESTRICTIONS, and may impose
fees        of up to 1.00% on purchases, administrative        fees of
up to $7.50, and    trading     fees of up to 1.50% on exchanges.
Check each fund's prospectus for details.




This prospectus is printed on recycled paper using soy-based inks. SPARTAN SHORT-INTERMEDIATE MUNICIPAL INCOME FUND
   A FU    ND OF FIDELITY UNION STREET TRUST
STATEMENT OF ADDITIONAL INFORMATION
       OCTOBER 21, 1997
   Thi    s Statement of Additional Information (SAI) is not a
prospectus but should be read in conjunction with the fund's
curre   nt P    rospectus (dated October 21, 1997). Please retain this
document for future reference. The fun   d's     Annual Report is a
separate document supplied with this SAI. To obtain a free additional
copy    of the Prosp    ectus or an Annual Report, please call
Fidelity at 1-800-544-8888.
TABLE OF CONTENTS                                PAGE



Investment Policies and Limitations

Portfolio Transactions

Valuation

Performance

Additional Purchase and Redemption Information

Distributions and Taxes

FMR

Trustees and Officers

Management Contract

Distribution and Service Plan

Contracts with FMR Affiliates

   Description of the Trust

Financial Statements

Appendix

   INVESTMENT ADVISER
Fidelity Management & Research Company (FMR)
   DISTRIBUTOR
Fidelity Distributors Corporation (FDC)
   TRANSFER AGENT
UMB Bank, n.a. (UMB )
   and     Fidelity Service Company, Inc.    (    FSC   )
       STM   -ptb-    1097
INVESTMENT POLICIES AND LIMITATIONS
The following policies and limitations supplement those set forth in
the Prospectus. Unless otherwise noted, whenever an    investment
policy or limitation states a maximum percentage of the fund's assets
that may be invested in any security or other     asset, or sets forth
a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.
The fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940) of the
fund. However, except for the fundamental    investment limitations
listed below the investment policies and limitations described in this
SAI are not fundamental and may be     changed without shareholder
approval. THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) issue senior securities, except as permitted under the Investment Company Act of 1940;
(2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(4) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;
(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (but this limitation does not apply to purchases of debt securities or to repurchase agreements).
(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) In order to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vi) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.
(vii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For purposes of limitations (4), and (i), FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.
For purposes of limitation (i), Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter
M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options
   Transactions" on page .
AFFILIATED BANK TRANSACTIONS. T   he fund may engage in transactions
with financial institutions that are, or may be considered     to be,
"affiliated persons" of the fund under the Investment Company Act of 1940. These transactions may include repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements
with, the 50 largest U.S. banks (measured    by deposits); municipal
securities; U.S. Government securities with affiliated financial
institutions that are primary dealers in     these securities;
short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.
DELAYED-DELIVERY TRANSACTIONS.    The fund may buy and sell securities
on a delayed-delivery or when-issued basis. These transactions involve a commitment by the fund to purchase or sell specific securities at a
predetermined price or yield, with     payment and delivery taking
place after the customary settlement period for that type of security.
Typically, no interest accrues to    the purchaser until the security
is delivered. The fund may receive fees for entering into delayed-delivery transactions.
   When purchasing securities on a delayed-delivery basis, the fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Because the fund is not required to pay for securities until the delivery date, these risks are in addition to the risks associated with the fund's other investments. If the fund remains substantially fully invested at a time when delayed-delivery purchases are outstanding, the delayed-delivery purchases may result in a form of leverage. When delayed-delivery purchases are outstanding, the fund will set aside appropriate liquid
assets in a segregated custodial account to c   over its purchase
obligations. When the fund has sold a security on a delayed-delivery
basis, the fund does not participate in     further gains or losses
with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could suffer a loss.
   The fund may renegotiate delayed-delivery transactions after they
are entered into, and may sell underlying securities before     they
are delivered, which may result in capital gains or losses.
FEDERALLY TAXABLE OBLIGATIONS.    Under normal conditions, the fund
does not intend to invest in securities whose interest is federally taxable. However, from time to time on a temporary basis, the fund may
invest a portion of its assets in fixed-income     obligations whose
interest is subject to federal income tax.
   Should the fund invest in federally taxable obligations, it would purchase securities that in FMR's judgment are of high quality. These would include obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities; obligations of domestic banks; and repurchase agreements. The fund's standards for high-quality,
taxable obligations are essentially the same as     those described by
Moody's Investors Service, Inc. (Moody's) in rating corporate obligations within its two highest ratings of Prime-1 and Prime-2, and those described by Standard & Poor's (S&P) in rating corporate obligations within its two highest ratings of A-1 and A-2.
Proposals to restrict or eliminate the federal income tax exemption for interest on municipal obligations are introduced before Congress from time to time. Proposals also may be introduced before state legislatures that would affect the state tax treatment of the fund's distributions. If such proposals were enacted, the availability of municipal obligations and the value of the fund's holdings would be affected and the Trustees would reevaluate the fund's investment objective and policies.
FUTURES AND OPTIONS. The following sections pertain to futures and options: Asset Coverage for Futures and Options Positions, Combined Positions, Correlation of Price Changes, Futures Contracts, Futures Margin Payments, Limitations on Futures and Options Transactions, Liquidity of Options and Futures Contracts, OTC Options, Purchasing Put and Call Options, and Writing Put and Call Options.
ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS. T   he fund will
comply with guidelines established by the Securities an    d Exchange
Commission with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of the fund's assets could impede portfolio management or the fund's ability to meet redemption requests or other current obligations.
COMBINED POSITIONS. Th   e fund may purchase and write options in
combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the
overall position. For example, the fund may purchase a put     option
and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.
CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is
likely    that the standardized contracts available will not match the
fund's current or anticipated investments exactly. The fund     may
invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance
of     the fund's other investments.
Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and
futures and securities are traded, or    from imposition of daily
price fluctuation limits or trading halts. The fund may purchase or
sell options and futures contracts with     a greater or lesser value
than the securities it wishes to hedge or intends to purchase in order
to attempt to compensate for differe   nces in volatility between the
contract and the securities, although this may not be successful in
all cases. If price changes in the     fund's options or futures
positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.
FUTURES CONTRACTS.    When the fund purchases a futures contract, it
agrees to purchase a specified underlying instrument at a specified future date. When the fund sells a futures contract, it agrees to sell
the underlying instrument at a specified future date.     The price at
which the purchase and sale will take place is fixed when the fund enters into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Bond Buyer Municipal Bond Index. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.
The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase the fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When the fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.
FUTURES MARGIN PAYMENTS. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of the fund's investment limitations. In the event of the bankruptcy of an
FCM that holds margin    on behalf of the fund, the fund may be
entitled to return of margin owed to it only in proportion to the
amount received by the     FCM's other customers, potentially
resulting in losses to the fund.
LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS.    The fund has filed
a notice of eligibility for exclusion from the definition     of the
term "commodity pool operator" with the Commodity Futures Trading Commission (CFTC) and the National Futures Association, which regulate trading in the futures markets. The fund intends to comply with Rule
4.5 under the Commodity Excha   nge Act, which limits the extent to
which the fund can commit assets to initial margin deposits and option premiums.
In    addition, the fund will not: (a) sell futures contracts,
purchase put options, or write call options if, as a result, more than
25%     of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options. The above limitations on the fund's investments in futures contracts and options, and the fund's policies regarding futures contracts and options discussed elsewhere in this SAI, may be changed as regulatory agencies permit.
LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is
imposed, it may be impossible for    the fund to enter into new
positions or close out existing positions. If the secondary market for
a contract is not liquid because of     price fluctuation limits or
otherwise, it could prevent prompt liquidation of unfavorable
positions, and potentially could require the fund to co   ntinue to
hold a position until delivery or expiration regardless of changes in
its value. As a result, the fund's access to     other assets held to
cover its options or futures positions could also be impaired.
OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (OTC) options
(options not traded on exchanges) generally are    established through
negotiation with the other party to the option contract. While this
type of arrangement allows the fund greater     flexibility to tailor
an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.
PURCHASING PUT AND CALL OPTIONS.    By purchasing a put option, the
fund obtains the right (but not the obligation) to sell the
option's underlying instrument at a fixed strike price. In return for this right, the fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire premium it paid. If the fund exercises the
op   tion, it completes the sale of the underlying instrument at the strike price. The fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.
The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.
WRITING PUT AND CALL OPTIONS.    When the fund writes a put option, it
takes the opposite side of the transaction from the o    ption's
purchaser. In return for receipt of the premium, the fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it.
When writing an option on a futures contract, the fund will    be
required to make margin payments to an FCM as described above for
futures contracts. The fund may seek to terminate its     position in
a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option the fund has written, however, the fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.
If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.
   Writing a call option obligates the fund to sell or deliver the option's underlying instrument, in return for the strike price,
upon     exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.
ILLIQUID INVESTMENTS are investments that cannot be sold or disposed
of in the ordinary course of business at approximately the    prices
at which they are valued. Under the supervision of the Board of Trustees, FMR determines the liquidity of the fund's investments
and,     through reports from FMR, the Board monitors investments in illiquid instruments. In determining the liquidity of the fund's investments, FMR may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades (including the ability to assign or offset the fund's rights and obligations relating to the investment).
   Investments currently considered by the fund to be illiquid include over-the-counter options. Also, FMR may determine some restricted securities and municipal lease obligations to be illiquid. However,
with respect to over-the-counter options the fund     writes, all or a
portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the fund may have to close out the option before expiration.
In the absence of market quotations, illiquid investments are priced
at fair value as determined in good faith by a committee    appointed
by the Board of Trustees. If through a change in values, net assets,
or other circumstances, the fund were in a position     where more
than 10% of its net assets was invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.
INDEXED SECURITIES.    The fund may purchase securities whose prices
are indexed to the prices of other securities, securities     indices,
or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Indexed securities may have principal payments as well as coupon payments that depend on the performance of one or more interest rates. Their coupon rates or principal payments may change by several percentage points for every 1% interest rate change. One example of indexed securities is inverse floaters.
The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed, and may also be influenced by interest rate changes. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments.
INTERFUND BORROWING AND LENDING PROGRAM.    Pursuant to an exemptive
order issued by the SEC, the fund has received permission to lend money to, and borrow money from, other funds advised by FMR or its
affiliates, but it currently intends to partic    ipate in this
program only as a borrower. Interfund borrowings normally extend
overnight, but can have a maximum duration of    seven days. The fund
will borrow through the program only when the costs are equal to or lower than the costs of bank loans. Loans may be called on one day's notice, and the fund may have to borrow from a bank at a higher
interest rate if an interfund loan is     called or not renewed.
INVERSE FLOATERS have variable interest rates that typically move in the opposite direction from prevailing short-term interest rate levels
- rising when prevailing short-term interest rates fall, and vice versa. This interest rate feature can make the prices of inverse floaters considerably more volatile than bonds with comparable maturities.
LOWER-QUALITY MUNICIPAL SECURITIES.    The fund may invest a portion
of its assets in lower-quality municipal securities as     described
in the Prospectus.
   While the market for municipals is considered to be adequate, adverse publicity and changing investor perceptions may affect the ability of outside pricing services used by the fund to value its portfolio securities, and the fund's ability to dispose of
lower    -quality bonds. The outside pricing services are monitored by
FMR and reported to the Board to determine whether the services are furnishing prices that accurately reflect fair value. The impact of changing investor perceptions may be especially pronounced in markets where municipal securities are thinly traded.
   The fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a
security     holder to seek to protect the interests of security
holders if it determines this to be in the best interest of the fund's shareholders.
MARKET DISRUPTION RISK. The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Municipal bankruptcies are relatively rare, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear and remain untested. Further, the application of state law to municipal issuers could produce varying results among the states or among municipal securities issuers within a state. These legal uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities. Any of these effects could have a significant impact on the prices of some or all of the municipal securities held by a fund.
MUNICIPAL SECTORS:
EDUCATION. In general, there are two types of education-related bonds; those issued to finance projects for public and private colleges and universities, and those representing pooled interests in student loans. Bonds issued to supply educational institutions with funds are subject to the risk of unanticipated revenue decline, primarily the result of decreasing student enrollment or decreasing state and federal funding. Among the factors that may lead to declining or insufficient revenues are restrictions on students' ability to pay tuition, availability of state and federal funding, and general economic conditions. Student loan revenue bonds are generally offered by state (or substate) authorities or commissions and are backed by pools of student loans. Underlying student loans may be guaranteed by state guarantee agencies and may be subject to reimbursement by the United States Department of Education through its guaranteed student loan program. Others may be private, uninsured loans made to parents or students which are supported by reserves or other forms of credit enhancement. Recoveries of principal due to loan defaults may be applied to redemption of bonds or may be used to re-lend, depending on program latitude and demand for loans. Cash flows supporting student loan revenue bonds are impacted by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, and student repayment deferral periods of forbearance. Other risks associated with student loan revenue bonds include potential changes in federal legislation regarding student loan revenue bonds, state guarantee agency reimbursement and continued federal interest and other program subsidies currently in effect.
MUNICIPAL LEASES and participation interests therein may take the form of a lease, an installment purchase, or a conditional sale contract and are issued by state and local governments and authorities to
acquire land or a wide variety of equipment and    facilities.
Generally, the fund will not hold such obligations directly as a
lessor of the property, but will purchase a participation     interest
in a municipal obligation from a bank or other third party. A participation interest gives the fund a specified, undivided interest in the obligation in proportion to its purchased interest in the total amount of the obligation.
Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet to incur debt. These may include voter referenda, interest rate limits, or public sale requirements. Leases, installment purchases, or conditional sale contracts (which normally provide for title to the leased asset to pass to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting their constitutional and statutory requirements for the issuance of debt. Many leases and contracts include "non-appropriation clauses" providing that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on a yearly or other periodic basis. Non-appropriation clauses free the issuer from debt issuance limitations.
REFUNDING CONTRACTS.    The fund may purchase securities on a
when-issued basis in connection with the refinancing of an
issuer's outstanding indebtedness. Refunding contracts require the
issuer to sell and the fund to buy refunded municipal obliga   tions
at a stated price and yield on a settlement date that may be several
months or several years in the future. The fund generally     will not
be obligated to pay the full purchase price if it fails to perform
under a refunding contract. Instead, refunding contracts    generally
provide for payment of liquidated damages to the issuer (currently
15-20% of the purchase price). The fund may secure     its obligations
under a refunding contract by depositing collateral or a letter of
credit equal to the liquidated damages provisions of    the refunding
contract. When required by SEC guidelines, the fund will place liquid
assets in a segregated custodial account equal     in amount to its
obligations under refunding contracts.
REPURCHASE AGREEMENTS.    In a repurchase agreement, the fund
purchases a security and simultaneously commits to sell that
sec    urity back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. To protect the fund from risk that the original seller will not fulfill its obligation, the securities are held in an account of the fund at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility that the value of the underlying security will be less
than the resale price, as    well as delays and costs to the fund in
connection with bankruptcy proceedings), it is the fund's current
policy to engage in repurchase     agreement transactions with parties
whose creditworthiness has been reviewed and found satisfactory by
FMR.
RESTRICTED SECURITIES generally can be sold in privately negotiated
transactions, pursuant to an exemption from registration under    the
Securities Act of 1933, or in a registered public offering. Where registration is required, the fund may be obligated to pay all or
pa    rt of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.
REVERSE REPURCHASE AGREEMENTS. I   n a reverse repurchase agreement,
the fund sells a portfolio instrument to another party,     such as a
bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the fund will maintain appropriate liquid
assets in a segregated custodial account to c   over its obligation
under the agreement. The fund will enter into reverse repurchase
agreements only with parties whose credi    tworthiness has been found
satisfactory by FMR. Such transactions may increase fluctuations in the market value of the fund's assets and may be viewed as a form of leverage.
STANDBY COMMITMENTS are puts that entitle holders to same-day
settlement at an exercise price equal to the amortized cost of    the
underlying security plus accrued interest, if any, at the time of
exercise. The fund may acquire standby commitments to e    nhance the
liquidity of portfolio securities.
   Ordinarily the fund will not transfer a standby commitment to a third party, although it could sell the underlying municipal security to a third party at any time. The fund may purchase standby
commitments separate from or in conjunction with the pu    rchase of
securities subject to such commitments. In the latter case, the fund would pay a higher price for the securities acquired, thus reducing their yield to maturity.
Issuers or financial intermediaries may obtain letters of credit or other guarantees to support their ability to buy securities on demand. FMR may rely upon its evaluation of a bank's credit in determining whether to support an instrument supported by a letter of credit. In evaluating a foreign bank's credit, FMR will consider whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls, or other governmental restrictions that might affect the bank's ability to honor its credit commitment.
Standby commitments are subject to certain risks, including the
ability of issuers of standby commitments to pay for securities a   t
the time the commitments are exercised; the fact that standby commitments are not marketable by the fund; and the possibility that the maturities of the underlying securities may be different from those of the commitments.
TENDER OPTION BONDS are created by coupling an intermediate- or long-term, fixed-rate, tax-exempt bond (generally held pursuant to a custodial arrangement) with a tender agreement that gives the holder the option to tender the bond at its face value. As consideration for providing the tender option, the sponsor (usually a bank, broker-dealer, or other financial institution) receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate (determined by a remarketing or similar agent) that would cause the bond, coupled with the tender option, to trade at par on the date of such determination. After payment of the tender option fee, the fund effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. In selecting tender option bonds for the fund, FMR will consider the creditworthiness of the issuer of the underlying bond, the custodian, and the third party provider of the tender option. In certain instances, a sponsor may terminate a tender option if, for example, the issuer of the underlying bond defaults on interest payments.
VARIABLE OR FLOATING RATE OBLIGATIONS, including certain participation interests in municipal instruments, have interest rate adjustment formulas that help stabilize their market values. Many variable and
floating rate instruments also carry demand fea   tures that permit
the fund to sell them at par value plus accrued interest on short notice.
   In many instances bonds and participation interests have tender options or demand features that permit the fund to tender (or put) the bonds to an institution at periodic intervals and to receive the principal amount thereof. The fund considers variable rate instruments structured in this way (Participating VRDOs) to be essentially equivalent to other VRDOs it purchases. The IRS has not ruled whether the interest on Participating VRDOs is tax-exempt and, accordingly, the fund intends to purchase these instruments based on opinions of bond counsel. A fund may also invest in fixed-rate bonds that are subject to third party puts and in participation interests in such bonds held by a bank in trust or otherwise.
ZERO COUPON BONDS do not make regular interest payments. Instead, they are sold at a deep discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay
current income, their prices can be very    volatile when interest
rates change. In calculating its daily dividend, the fund takes into
account as income a portion of the diffe    rence between a zero
coupon bond's purchase price and its face value.
PORTFOLIO TRANSACTIONS
A   ll orders for the purchase or sale of portfolio securities are placed on behalf of the fund by FMR pursuant to authority
co    ntained in the fund's management contract. FMR is also
responsible for the placement of transaction orders for other investment companies and accounts for which it or its affiliates act as investment adviser. In selecting broker-dealers, subject to applicable limitations of the federal securities laws, FMR considers various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any commissions.
   The fund may execute portfolio transactions with broker-dealers who
provide research and execution services to the fund or     other
accounts over which FMR or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; effect securities transactions, and perform functions incidental thereto (such as clearance and settlement). The selection of such broker-dealers generally is made by FMR (to the extent possible consistent with execution considerations) based upon the quality of research and execution services provided.
   The receipt of research from broker-dealers that execute transactions on behalf of the fund may be useful to FMR in rendering investment management services to the fund or its other clients, and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other FMR clients may be useful to FMR
in carrying out its obligations to the fund.     The receipt of such
research has not reduced FMR's normal independent research activities; however, it enables FMR to avoid the additional expenses that could be incurred if FMR tried to develop comparable information through its own efforts.
Subject to applicable limitations of the federal securities laws, broker-dealers may receive commissions for agency transactions that are in excess of the amount of commissions charged by other
broker-dealers in recognition of their research and    execution
services. In order to cause the fund to pay such higher commissions,
FMR must determine in good faith that such     commissions are
reasonable in relation to the value of the brokerage and research
services provided by such executing    broker-dealers, viewed in terms
of a particular transaction or FMR's overall responsibilities to the
fund and its other clients. In     reaching this determination, FMR
will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation should be related to those services.
FMR is authorized to use research services provided by and to place
portfolio transactions with brokerage firms that have    provided
assistance in the distribution of shares of the fund, or shares of other Fidelity funds to the extent permitted by law. FMR may use research services provided by and place agency transactions with National Financial Services Corporation (NFSC), an indirect subsidiary of FMR Corp., if the commissions are fair, reasonable, and comparable
to commissions charged by     non-affiliated, qualified brokerage
firms for similar services.
Section 11(a) of the Securities Exchange Act of 1934 prohibits members of national securities exchanges from executing exchange transactions for accounts which they or their affiliates manage, unless certain
requirements are satisfied. Pursuant to such    requirements, the
Board of Trustees has authorized NFSC to execute portfolio
transactions on national securities exchanges in     accordance with
approved procedures and applicable SEC rules.
   The Trustees periodically review FMR's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the fund and review the commissions paid by
the fund over representative periods of time to determine if     they
are reasonable in relation to the benefits to the fund.
For the fiscal periods ended August 31, 1997 and 1996, the fund's
portfolio turnover rates were    32    % and 78%, respectively.
   For the fiscal years ended August 1997, 1996, and 1995, the fund
paid no brokerage commissio    ns.
   From time to time the Trustees will review whether the recapture for the benefit of the fund of some portion of the brokerage commissions or similar fees paid by the fund on portfolio transactions
is legally permissible and advisable. The fund seeks to     recapture
soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities
are available and are legally permissible and, if    so, to determine
in the exercise of their business judgment whether it would be advisable for the fund to seek such recapture.
   Although the Trustees and officers of the fund are substantially the same as those of other funds managed by FMR, investment decisions for the fund are made independently from those of other funds managed
by FMR or accounts managed by FMR affil    iates. It sometimes happens
that the same security is held in the portfolio of more than one of these funds or accounts. Simultaneous transactions are inevitable when several funds and accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or account.
When two or more funds are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable
for each fund. In some cases this system could    have a detrimental
effect on the price or value of the security as far as the fund is concerned. In other cases, however, the ability of the fund to participate in volume transactions will produce better executions and
prices for the fund. It is the current opinion of the     Trustees
that the desirability of retaining FMR as investment adviser to the fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.
VALUATION
   Fidelity Service Company, Inc. (FSC) normally determines the fund's net asset value per share (NAV) as of the close of the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time). The valuation of portfolio securities is determined as of this time for the purpose of computing the fund's NAV.
   Portfolio securities are valued by various methods. If quotations are not available, fixed-income securities are usually valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the fund may use various pricing services or discontinue the use of any pricing service.
   Futures contracts and options are valued on the basis of market quotations, if available. Securities of other open-end investment companies are valued at their respective NAVs.
   Securities and other assets for which there is no readily available market value are valued in good faith by a committee appointed by the Board of Trustees. The procedures set forth above need not be used to determine the value of the securities owned by the fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair market value of such securities.
PERFORMANCE
   The fund may quote performance in various ways. All performance information supplied by the fund in advertising is historical and is not intended to indicate future returns. The fund's share price, yield, and total return fluctuate in response to market conditions and other factors, and the value of fund shares when redeemed may be more or less than their original cost.
YIELD CALCULATIONS.    Yields for the fund are computed by dividing
the fund's interest income for a given 30-day or one-month period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by the fund's net asset value (NAV) at the end of the period, and annualizing the result (assuming compounding of income) in order to arrive at
a   n annual percentage rate. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond funds. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses generally are excluded from the calculation.
   Income calculated for the purposes of calculating the fund's yield
differs from income as determined for other accounting     purposes.
Because of the different accounting methods used, and because of the compounding of income assumed in yield calculations, the fund's yield may not equal its distribution rate, the income paid to your account, or the income reported in the fund's financial statements.
   Yield information may be useful in reviewing the fund's performance and in providing a basis for comparison with other investment alternatives. However, the fund's yield fluctuates, unlike investments
that pay a fixed interest rate over a stated period of     time. When
comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.
   Investors should recognize that in periods of declining interest rates the fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the fund's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the fund from the continuous sale of its shares will likely be invested in
instr    uments producing lower yields than the balance of the fund's holdings, thereby reducing the fund's current yield. In periods of rising interest rates, the opposite can be expected to occur.
The fund's tax-equivalent yield is the rate an investor would have to earn from a fully taxable investment before taxes to equal the fund's tax-free yield. Tax-equivalent yields are calculated by dividing the fund's yield by the result of one minus a stated federal income tax rate. If only a portion of the fund's yield is tax-exempt, only that portion is adjusted in the calculation.
   The following table shows the effect of a shareholder's tax status
on effective yield under federal income tax laws for 1997.     It
shows the approximate yield a taxable security must provide at various
income brackets to produce after-tax yields equivalent to    those of
hypothetical tax-exempt obligations yielding from 4% to 8%. Of course, no assurance can be given that the fund will achieve any specific tax-exempt yield. While the fund invests principally in obligations whose interest is exempt from federal income tax, other income received by the fund may be taxable.


   1997 TAX RATES AND TAX-EQUIVALENT YIELDS

                                                   Federal  If individual tax-exempt yield is:

   Taxable Income*                                 Marginal 4%               5%           6%          7%          8%

   Single Return             Joint Return          Rate**   Then taxable-equivalent yield is:

    $ 24,651  - $ 59,750  $ 41,201  - $ 99,600  28.0%          5.56%        6.94%        8.33%        9.72%   11.11%

    $ 59,751  - $ 124,650 $ 99,601  - $ 151,750 31.0%          5.80%        7.25%        8.70%        10.14%  11.59%

    $ 124,651 - $ 271,050 $ 151,751 - $ 271,050 36.0%          6.25%        7.81%        9.38%        10.94%  12.50%

    $ 271,051 +           $ 271,051 +           39.6%          6.62%        8.28%        9.93%        11.59%  13.25%


* Net amount subject to federal income tax after deductions and exemptions. Assumes ordinary income only.
** Excludes the impact of the phaseout of personal exemptions, limitations on itemized deductions, and other credits, exclusions, and adjustments which may increase a taxpayer's marginal tax rate. An increase in a shareholder's marginal tax rate would increase that shareholder's tax-equivalent yield.
   The fund may invest a portion of its assets in obligations that are subject to federal income tax. When the fund invests in these obligations, its tax-equivalent yields will be lower. In the table above, tax-equivalent yields are calculated assuming investments are 100% federally tax-free.
TOTAL RETURN CALCULATIONS. Total returns quoted in advertising reflect all aspects of the fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the fund's
NAV over a stated period. Average annual total    returns are
calculated by determining the growth or decline in value of a
hypothetical historical investment in the fund over a     stated
period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual total returns are a convenient means of
comparing investment alterna   tives, investors should realize that
the fund's performance is not constant over time, but changes from
year to year, and that ave    rage annual total returns represent
averaged figures as opposed to the actual year-to-year performance of the fund.
   In addition to average annual total returns, the fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their
contributions to total return. Total returns may be quoted        on a
before-tax or after-tax basis. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.
NET ASSET VALUE.    Charts and graphs using the fund's net asset
values, adjusted net asset values, and benchmark indices may be used to exhibit performance. An adjusted NAV includes any distributions paid by the fund and reflects all elements of its return. Unless otherwise indicated, the fund's adjusted NAVs are not adjusted for sales charges, if any.
HISTORICAL FUND RESULTS. The following tables show the fund's yields, tax-equivalent yields, and total returns for periods ended August 31, 1997.
The tax-equivalent yield is based on a    36    % federal income tax
rate. Note that the fund may invest in securities whose income is subject to the federal alternative minimum tax.

                  Average Annual Total Returns               Cumulative Total Returns





        Thirty-Day   Tax-         One          Five         Ten          One             Five             Ten
        Yield        Equivalent   Year         Years        Years        Year            Years            Years
                     Yield

Spartan    3.86    %    6.03    %    5.49    %    4.91    %    5.51    %    5.49    %       27.05    %       70.98    %
Short-Intermediate
Municipal Income


   Note: If FMR had not reimbursed certain fund expenses during these periods, the fund's total returns would have been lower.
   The following table shows the income and capital elements of the
fund's cumulative total return. The table compares the     fund's
return to the record of the Standard & Poor's 500 Index (S&P 500), the Dow Jones Industrial Average (DJIA), and the cost of living, as measured by the Consumer Price Index (CPI), over the same period. The
CPI information is as of the month-end    closest to the initial
inve    stment date for the fund. The S&P 500 and DJIA comparisons are provided to show how the fund's total return compared to the record of a broad unmanaged index of common stocks and a narrower set of stocks
of major industrial    companies, respectively, over the same period.
Because the fund invests in fixed-income securities, common stocks
represent a different type of     investment from the fund. Common
stocks generally offer greater growth potential than the fund, but generally experience greater price volatility, which means greater potential for loss. In addition, common stocks generally provide lower income than a fixed-income investment such as the fund. The S&P 500 and DJIA returns are based on the prices of unmanaged groups of stocks
and, unlike the fund's returns, do not inc    lude the effect of
brokerage commissions or other costs of investing.
   During the 10-    year period ended August 31, 1997, a hypothetical
$10,000 investment in Spartan Short-Intermediate Municipal Income Fund
would have grown to $   17,098    , assuming all distributions were
reinvested. This was a period of fluctuating interest rates and bond prices and the figures below should not be considered representative
of the dividend income or capital gain or    loss that could be
realized from an investment in the fund today. Tax consequences of different investments have not been factored into the figures below.

   SPARTAN SHORT-INTERMEDIATE MUNICIPAL INCOME FUND                                  INDICES





Period
Ended       Value of        Value of       Value of      Total           S&P 500         DJIA            Cost of
August 31   Initial         Reinvested     Reinvested    Value                                           Living
            $10,000         Dividend       Capital Gain
            Investment      Distributions  Distributions






   1997        $ 10,393        $ 6,691        $ 14          $ 17,098        $ 36,719        $ 38,606        $ 14,056

   1996        $ 10,280        $ 5,915        $ 14          $ 16,209        $ 26,106        $ 27,905        $ 13,750

   1995        $ 10,331        $ 5,278        $ 14          $ 15,623        $ 21,988        $ 22,411        $ 13,565

   1994        $ 10,186        $ 4,546        $ 14          $ 14,746        $ 18,106        $ 18,541        $ 13,024

   1993        $ 10,445        $ 4,004        $ 0           $ 14,449        $ 17,167        $ 16,834        $ 12,657

   1992        $ 10,186        $ 3,272        $ 0           $ 13,458        $ 14,898        $ 14,582        $ 12,316

   1991        $ 9,979         $ 2,535        $ 0           $ 12,514        $ 13.803        $ 13,228        $ 11,941

   1990        $ 9,783         $ 1,770        $ 0           $ 11,553        $ 10,876        $ 10,961        $ 11,503

   1989        $ 9,733         $ 1,121        $ 0           $ 10,904        $ 11,448        $ 11,047        $ 10,892

   1988        $ 9,803         $ 509          $ 0           $ 10,312        $ 8,222         $ 7,903         $ 10,402


Explanatory Notes: With an initial investment of $10,000 in the fund on September 1, 1987, the net amount invested in fund shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time
they were reinvested) amounted to $   16,508    . If distributions had
not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period
would have amounted to $   5,008     for dividends and $   10     for
capital gain distributions.
PERFORMANCE COMPARISONS. The fund's performance may be co   mpared to
the performance of other mutual funds in general, or to     the
performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Generally, Lipper rankings are based on total return, assume reinvestment of
distributions, do not take sales charges or    trading     fees into
consideration, and are prepared without regard to tax consequences. Lipper may also rank funds based on yield. In addition to the mutual fund rankings, the fund's performance may be compared to stock, bond, and money market mutual fund performance indices prepared by Lipper or
other organizations    . When comparing these indices, it is important
to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns available from stock mutual funds.
   From time to time, the fund's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Fidelity funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.
   The fund's performance may also be compared to that of a benchmark index representing the universe of securities in which the fund may invest. The total return of a benchmark index reflects reinvestment of all dividends and capital gains paid by securities included in the index. Unlike the fund's returns, however, the index returns do not reflect brokerage commissions, transaction fees, or other costs of investing directly in the securities included in the index.
The fund may compare to        the Lehman Brothers Municipal Bond
Index, a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year. In addition,
   Spartan Short-Intermediate Municipal Income may compare its performance to that of the Lehman Brothers 1-5 Year Municipal Bond Index, a total return performance benchmark for investment-grade municipal bonds with maturities between one and five years. Issues included in the index have been issued after December 31, 1990 and have an outstanding par value of at least $50 million. Subsequent to December 31, 1995, zero coupon bonds and issues subject to the alternative minimum tax are included in the index.
   The fund may be compared in advertising to Certificates of Deposit
(CDs) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, the fund may offer greater liquidity or higher potential returns than CDs, the fund does not guarantee your principal or your return, and fund shares are not FDIC insured.
Fidelity may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic, market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of Fidelity's asset allocation funds and other Fidelity funds, products, and services.
Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term
corporate bonds, intermediate-term government bonds,    long-term
government bonds, Treasury bills, the U.S. rate of inflation (based on
the CPI), and combinations of various capital     markets. The
performance of these capital markets is based on the returns of different indices.
Fidelity funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the funds. The funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.
   The fund may compare and contrast in advertising the relative advantages of investing in a mutual fund versus an individual municipal bond. Unlike tax-free mutual funds, individual municipal bonds offer a stated rate of interest and, if held to maturity, repayment of principal. Although some individual municipal bonds might offer a higher return, they do not offer the reduced risk of a mutual fund that invests in many different securities. The initial investment requirements and sales charges of many tax-free mutual funds are lower than the purchase cost of individual municipal bonds, which are generally issued in $5,000 denominations and are subject to direct brokerage costs.
In advertising materials, Fidelity may reference or discuss its products and services, which may include other Fidelity funds; retirement investing; brokerage products and services; model portfolios or allocations; saving for college or other goals; charitable giving; and the Fidelity credit card. In addition, Fidelity may quote or reprint financial or business publications and periodicals as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques, the desirability of owning a particular mutual fund, and Fidelity services and products.
   Fidelity may also reprint, and use as advertising and sales literature, articles from Fidelity Focus(Registered trademark), a
quarterly magazine provided     free of charge to Fidelity fund
shareholders.
   The fund may present its fund number, Quotron(trademark) number, and CUSIP number, and discuss or quote its current portfolio manager.
VOLATILITY.    The fund may quote various measures of volatility and
benchmark correlation in advertising. In addition, the fund     may
compare these measures to those of other funds. Measures of volatility seek to compare the fund's historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark
correlation indicate how valid a comparative    benchmark may be. All
measures of volatility and correlation are calculated using averages
of historical data. In advertising, the     fund may also discuss or
illustrate examples of interest rate sensitivity.
MOMENTUM INDICATORS in   dicate the fund's price movements over
specific periods of time. Each point on the momentum     indicator
represents the fund's percentage change in price movements over that period.
The    fund may advertise examples of the effects of periodic
investment plans, including the principle of dollar cost averaging.
In     such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.
As of August 31, 1997, FMR advised over $   29     billion in tax-free
fund assets, $   97     billion in money market fund assets,
$   368     billion in equity fund assets, $   74     billion in
international fund assets, and $   27     billion in Spartan fund
assets. The fund may reference the growth and variety of money market mutual funds and the adviser's innovation and participation in the industry. The equity funds under management figure represents the largest amount of equity fund assets under management by a mutual fund investment adviser in the United States, making FMR America's leading equity (stock) fund manager. FMR, its subsidiaries, and affiliates maintain a worldwide information and communications network for the purpose of researching and managing investments abroad.
   In addition to performance rankings, the fund may compare its total expense ratio to the average total expense ratio of similar funds tracked by Lipper. The fund's total expense ratio is a significant
factor in comparing bond and money market investments     because of
its effect on yield.
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
   The fund is open for business and its net asset value per share
(NAV) is calculated each day the New York Stock Exchange (NYSE)     is
open for trading. The NYSE has designated the following holiday
closings for 1997    and 1998    : New Year's Day,    Martin Luther
King's Birthday (in 1998),     President's Day, Good Friday, Memorial
Day, Independence Day    (observed)    , Labor Day, Thanksgiving Day,
and Christmas Day. Although FMR expects the same holiday schedule to
be observed in the future, the NYSE may modify its holiday    schedule
at any time. In addition, the fund will not process wire purchases and
redemptions on days when the Federal Reserve Wire     System is
closed.
   FSC normally determines the fund's NAV as of the close of the NYSE
(normally 4:00 p.m. Eastern time). However, NAV may     be calculated
earlier if trading on the NYSE is restricted or as permitted by the
Securities and Exchange Commission (SEC). To    the extent that
portfolio securities are traded in other markets on days when the NYSE is closed, the fund's NAV may be affected on days when investors do not have access to the fund to purchase or redeem shares. In addition,
trading in some of the fund's     portfolio securities may not occur
on days when the fund is open for business.
If the Trustees determine that existing conditions make cash payments
undesirable, redemption payments may be made in    whole or in part in
securities or other property, valued for this purpose as they are
valued in computing the fund's NAV. Sharehol    ders receiving
securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences.
   Pursuant to Rule 11a-3 under the Investment Company Act of 1940
(the 1940 Act), the fund is required to give shareholders at     least
60 days' notice prior to terminating or modifying its exchange privilege. Under the Rule, the 60-day notification requirement may be waived if (i) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee, or deferred sales charge ordinarily payable at the time of an exchange, or (ii) the fund suspends the redemption of the shares to be exchanged as permitted under the 1940 Act or the rules and regulations thereunder, or the fund to be acquired suspends the sale of its shares because it is unable to invest amounts effectively in accordance with its investment objective and policies.
   In the Prospectus, the fund has notified shareholders that it reserves the right at any time, without prior notice, to refuse
e    xchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
DISTRIBUTIONS AND TAXES
DISTRIBUTIONS. If you request to have distributions mailed to you and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, Fidelity may reinvest your distributions at the then-current NAV. All subsequent distributions will then be reinvested until you provide Fidelity with alternate instructions.
DIVIDENDS.    To the extent that the fund's income is designated as
federally tax-exempt interest, the daily dividends declared by     the
fund are also federally tax-exempt. Short-term capital gains are distributed as dividend income, but do not qualify for the dividends-received deduction. These gains will be taxed as ordinary
income. The fund will send each shareholder a notice in     January
describing the tax status of dividend and capital gain distributions (if any) for the prior year.
Shareholders are required to report tax-exempt income on their federal
tax returns. Shareholders who earn other income, such    as social
security benefits, may be subject to federal income tax on up to 85%
of such benefits to the extent that their income,     including
tax-exempt income, exceeds certain base amounts.
Th   e fund purchases municipal securities whose interest FMR believes
is free from federal income tax. Generally, issuers or     other
parties have entered into covenants requiring continuing compliance with federal tax requirements to preserve the tax-free status of interest payments over the life of the security. If at any time the covenants are not complied with, or if the IRS otherwise determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable retroactive to the date the security was issued. For certain types of structured securities, the tax status of the pass-through of tax-free income may also be based on the federal tax treatment of the structure.
As a result of the Tax Reform Act of 1986, interest on certain "private activity" securities is subject to the federal alternative minimum tax (AMT), although the interest continues to be excludable
from gross income for other tax purposes. Interest from    private
activity securities will be considered tax-exempt for purposes of the
fund's policies of investing so that at least 80% of its     income is
free from federal income tax. Interest from private activity securities is a tax preference item for the purposes of determining whether a taxpayer is subject to the AMT and the amount of AMT to be paid, if any. Private activity securities issued after August 7, 1986 to benefit a private or industrial user or to finance a private facility are affected by this rule.
A portion of the gain on bonds purchased with market discount after
April 30, 1993 and short-term capital gains distributed by    the fund
are taxable to shareholders as dividends, not as capital gains. Dividend distributions resulting from a recharacterization of gain from the sale of bonds purchased with market discount after April 30,
1993 are not considered income for purposes of the     fund's policy
of investing so that at least 80% of its income is free from federal income tax.
Corporate investors should note that a tax preference item for purposes of the corporate AMT is 75% of the amount by which adjusted current earnings (which includes tax-exempt interest) exceeds the alternative minimum taxable income of the corporation. If a shareholder receives an exempt-interest dividend and sells shares at a loss after holding them for a period of six months or less, the loss will be disallowed to the extent of the amount of exempt-interest dividend.
CAPITAL GAIN DISTRIBUTIONS.    Long-term capital gains earned by the
fund on the sale of securities and distributed to sharehol    ders are
federally taxable as long-term capital gains, regardless of the length
of time shareholders have held their shares. If a share   holder
receives a capital gain distribution on shares of the fund, and such
shares are held six months or less and are sold at a loss,     the
portion of the loss equal to the amount of the capital gain distribution will be considered a long-term loss for tax purposes.
   Short-term capital gains distributed by the fund are taxable to shareholders as dividends, not as capital gains.
As of August 31, 199   7    , the fun   d     had a capital loss
carryforward aggregating approximately $   5,406,000    . This loss
carryforward, of which $   4,494,000    ,    and     $   912,000
    will expire on August 31,    2003    ,        and    2004    ,
respectively, is available to offset future capital gains.
TAX STATUS OF THE FUND. T   he fund intends to qualify each year as a
"regulated investment company" for tax purposes so that it     will
not be liable for federal tax on income and capital gains distributed
to shareholders. In order to qualify as a regulated invest   ment
company and avoid being subject to federal income or excise taxes at the fund level, the fund intends to distribute substantially all of
its net in    vestment income and net realized capital gains within
each calendar year as well as on a fiscal year basis    and
    intends to comply with other tax rules applicable to regulated
investment companies   .
The    fund is treated as a     separate entity from the other funds
of Fidelity Union Street Trust for tax purposes.
OTHER TAX INFORMATION. Th   e information a    bove is only a summary
of some of the tax consequences generally affecting the fund and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether the fund is suitable to their particular tax situation.
FMR
All of the stock of FMR is owned by FMR Corp., its parent organized in 1972. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the Investment Company Act of 1940 (1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.
At present, the principal operating activities of FMR Corp. are those conducted by its division, Fidelity Investments Retail Marketing Company, which provides marketing services to various companies within the Fidelity organization.
   Fidelity investment personnel may invest in securities for their own accounts pursuant to a code of ethics that sets forth all employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing and restricts certain transactions. For example, all personal trades in most securities require pre-clearance, and participation in initial public offerings is prohibited. In addition, restrictions on the timing of personal investing in relation to trades by Fidelity funds and on short-term trading have been adopted.
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board, and executive officers of the trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. All persons named as Trustees and Members of the Advisory Board also serve in similar capacities for other funds advised by FMR. The business address of each Trustee, Member of the Advisory Board, and officer who is an "interested person" (as defined in the Investment Company Act of 1940) is 82 Devonshire Street, Boston, Massachusetts 02109, which is also the address of FMR. The business address of all the other Trustees is Fidelity Investments, P.O. Box 9235, Boston, Massachusetts 02205-9235. Those Trustees who are "interested persons" by virtue of their affiliation with either the trust or FMR are indicated by an asterisk (*).
   *EDWARD C. JOHNSON 3d (    67), Trustee and President, is Chairman,
Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of FMR Texas Inc., Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc.
   J. GARY BURKHEAD (56), Member of the Advisory Board (1997), is Vice
Chairman and a Member of the Board of Directors of FM    R Corp.
(1997) and President and Chief Executive Officer of the Fidelity Institutional Group (1997). Previously, Mr. Burkhead served as
President of Fidelity Management & Research Co   mpany    .
R   ALPH F. COX (65), Trustee,     is President of RABAR Enterprises
(management consulting-engineering industry, 1994). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company
(exploration and produc   tion). He is a Director of USA Waste
Services, Inc. (non-hazardous waste, 1993), CH2M Hill Companies
(engineering), Rio     Grande, Inc. (oil and gas production), and
Daniel Industries (petroleum measurement equipment manufacturer). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.
   PHYLLIS BUR    KE DAVIS (65), Trustee (1992). Prior to her
retirement in September 1991, Mrs. Davis was the Senior Vice President of Corporate Affairs of Avon Products, Inc. She is currently a Director of BellSouth Corporation (telecommunications), Eaton Corporation (manufacturing, 1991), and the TJX Companies, Inc. (retail stores), and previously served as a Director of Hallmark Cards, Inc. (1985-1991) and Nabisco Brands, Inc. In addition, she is a member of the President's Advisory Council of The University of Vermont School of Business Administration.
   ROBERT M. GATES (53), Trustee (1997), is a consultant, author, and lecturer (1993). Mr. Gates was Director of the Central Intelligence Agency (CIA) from 1991-1993. From 1989 to 1991, Mr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Mr. Gates is currently a Trustee for the Forum For International Policy, a Board Member for the Virginia Neurological Institute, and a Senior Advisor of the Harvard Journal of World Affairs. In addition, Mr. Gates also serves as a member of the corporate board for LucasVarity PLC (automotive components and diesel engines), Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and TRW Inc. (original equipment and replacement products).
   E. BRADLEY JONES (69), Trustee. Prior to his retirement in 1984, Mr. Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (original equipment and replacement products), Consolidated Rail Corporation, Birmingham Steel Corporation, and RPM, Inc. (manufacturer of chemical products), and he previously served as a Director of NACCO Industries, Inc. (mining and manufacturing, 1985-1995), Hyster-Yale Materials Handling, Inc. (1985-1995) and Cleveland-Cliffs Inc. (mining), and as a Trustee of First Union Real Estate Investments. In addition, he serves as a Trustee of the Cleveland Clinic Foundation, where he has also been a member of the Executive Committee as well as Chairman of the Board and
President, a Trustee     and member of the Executive Committee of
University School (Cleveland), and a Trustee of Cleveland Clinic
Florida.
   DONALD J. KIRK (64), Truste    e, is Executive-in-Residence (1995)
at Columbia University Graduate School of Business and a financial consultant. From 1987 to January 1995, Mr. Kirk was a Professor at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Mr. Kirk is a Director of General Re Corporation (reinsurance), and he previously served as a Director of Valuation Research Corp. (appraisals and valuations, 1993-1995). In addition, he serves as Chairman of the Board of Directors of the National Arts Stabilization Fund, Chairman of the Board of Trustees of the Greenwich Hospital Association, a Member of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995), and as a Public Governor of the National Association of Securities Dealers, Inc. (1996).
   *PETER S. LYNCH (54), Truste    e, is Vice Chairman and Director of
FMR (1992). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31,
1991); Vice President of Fidelity Magellan Fund and FMR Growth Group Leader; and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services (1991-1992). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield (1989) and Society for the Preservation of New England Antiquities, and as an Overseer of the Museum of Fine Arts of Boston.
   WILLIAM O. McCOY (63)    , Trustee (1997), is the Vice President of
Finance for the University of North Carolina (16-school system, 1995). Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman
of the Board of BellSouth Corporation    (telecommunications, 1984)
and     President of BellSouth Enterprises (1986). He is currently a
Director of Liberty Corporation (holding company, 1984), Weeks Corporation of Atlanta (real estate, 1994), Carolina Power and Light
Company (electric utility,    1996), and the Kenan T    ransport Co.
(1996). Previously, he was a Director of First American Corporation (bank holding company, 1979-1996). In addition, Mr. McCoy serves as a member of the Board of Visitors for the University of North Carolina
at Chapel    Hill (1994) and for the Kenan-Fla    ger Business School
(University of North Carolina at Chapel Hill, 1988).
   GERALD C. McDONOUGH (    68), Trustee and Chairman of the
non-interested Trustees, is Chairman of G.M. Management Group (strategic advisory services). Mr. McDonough is a Director of York International Corp. (air conditioning and refrigeration), Commercial Intertech Corp. (hydraulic systems, building systems, and metal products, 1992), CUNO, Inc. (liquid and gas filtration products,
1996), and Associated Estates Realty Corporation (a real estate investment trust, 1993). Mr. McDonough served as a Director of ACME-Cleveland Corp. (metal working, telecommunications, and electronic products) from 1987-1996.
   MARVIN L. MANN (64), Trus    tee (1993) is Chairman of the Board,
President, and Chief Executive Officer of Lexmark International, Inc. (office machines, 1991). Prior to 1991, he held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of M.A. Hanna Company (chemicals,
1993),    Imation Corp. (imaging and information storage, 1997),
    and Infomart (marketing services, 1991), a Trammell Crow Co. In addition, he serves as the Campaign Vice Chairman of the Tri-State United Way (1993) and is a member of the University of Alabama President's Cabinet.
   *ROBERT C. POZEN (51), Trustee (1997) and Senior Vice President, is also President and a Director of FMR (1997); and President and a Director of FMR Texas, Inc. (1997), Fidelity Management & Research (U.K.) Inc. (1997), and Fidelity Management & Research (Far East) Inc.
(1997). Previously, Mr. Pozen served as General Counsel, Managing Director, and Senior Vice President of FMR Corp.
   THOMAS R. WILLIAMS (68),     Trustee, is President of The Wales
Group, Inc. (management and financial advisory services). Prior to retiring in 1987, Mr. Williams served as Chairman of the Board of First Wachovia Corporation (bank holding company), and Chairman and Chief Executive Officer of The First National Bank of Atlanta and First Atlanta Corporation (bank holding company). He is currently a Director of ConAgra, Inc. (agricultural products), Georgia Power Company (electric utility), National Life Insurance Company of Vermont, American Software, Inc., and AppleSouth, Inc. (restaurants,
1992).
   DWIGHT D. CHURCHILL (43), is Vice President of Bond Funds, group leader of the Bond Group, and Senior Vice President of FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments. Prior to joining Fidelity, he spent three years as president and CEO of CSI Asset Management, Inc. in Chicago, as investment management subsidiary of The Prudential.

FRED L. HENNING, JR. (58), is Vice President of Fidelity's
   F    ixed-   I    ncome    Group     (1995) and Senior Vice
President of FMR (1995).    Before assuming his current
responsibilities, Mr. Henning was head of Fidelity's Money Market
Division.
NORM LIND (41), is Vice President of Spartan Short-Intermediate
Municipal Income    (    1995   ) and     Spartan    Intermediate
    Municipal Income    (1995)    , and    an employee of FMR
(1986).
   ARTHUR S. LORING (49), Secreta    ry, is Senior Vice President
(1993) and General Counsel of FMR, Vice President-Legal of FMR Corp., and Vice President and Clerk of FDC.
   RICHARD A. SILVER (51), Treasurer (1997), is Treasurer of the Fidelity funds and is an employee of FMR (1997). Before joining FMR, Mr. Silver served as Executive Vice President, Fund Accounting & Administration at First Data Investor Services Group, Inc. (1996-1997). Prior to 1996, Mr. Silver was Senior Vice President and Chief Financial Officer at The Colonial Group, Inc. Mr. Silver also served as Chairman of the Accounting/Treasurer's Committee of the Investment Company Institute (1987-1993).
   THOMAS D. MAHER (52), Assistant Vice President, is Assistant Vice President of Fidelity's municipal bond funds (1996) and of Fidelity's money market funds and Vice President and Associate General Counsel
o    f FMR Texas Inc.
   JOHN H. COSTELLO (51), Assistant Tre    asurer, is an employee of
FMR.
   LEONARD     M. RUSH (51), Assistant Treasurer (1994), is an
employee of FMR (1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr. Rush was Chief Compliance Officer of FMR Corp. (1993-1994) and Chief Financial Officer of Fidelity Brokerage Services, Inc. (1990-1993).
   THOMAS J. SIMPSON (3    9), Assistant Treasurer, is Assistant
Treasurer of Fidelity's municipal bond funds (1996) and of Fidelity's money market funds (1996) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).
The following table sets forth information describing the compensation
of each Trustee    and Member of the Advisory Board     of the fun   d
    for his or her services for the fiscal year ended August 31, 1997, or calendar year ended December 31, 1996, as applicable.
COMPENSATION TABLE

Trustees                         Aggregate                 Total
   and                           Compensation              Compensation
   Members of the Advisory       from Spartan Short-       from the
   Board                          Intermediate Municipal    Fund Complex*A
                                  Income FundB,C

J. Gary Burkhead **               $    0                    $ 0

Ralph F. Cox                      $    302                   137,700

Phyllis Burke Davis               $    295                   134,700

Richard J. Flynn***               $    107                   168,000

Robert M. Gates ****              $    159                   0

Edward C. Johnson 3d **           $    0                     0

E. Bradley Jones                  $    298                   134,700

Donald J. Kirk                    $    301                   136,200

Peter S. Lynch **                 $    0                     0

William O. McCoy*****             $    298                   85,333

Gerald C. McDonough               $    352                   136,200

Edward H. Malone***               $    91                    136,200

Marvin L. Mann                    $    302                   134,700

Robert C. Pozen**                 $    0                     0

Thomas R. Williams                $    303                   136,200

*    Infor    mation is for the calendar year ended December 31, 1996
for 235 funds in the complex.
** Interested Trustees of the fund and Mr. Burkhead are compensated by
FMR.
   *** Richard J. Flynn and Edward H. Malone served on the Board of Trustees through December 31, 1996.
   **** Mr. Gates was appointed to the Board of Trustees of Fidelity Union Street Trust effective March 1, 1997.
   ***** During the period from May 1, 1996 through December 31, 1996, William O. McCoy served as a Member of the Advisory Board of the trust. Mr. McCoy was appointed to the Board of Trustees of Fidelity Union Street Trust effective January 1, 1997.
   A Compensation figures include cash, a pro rata portion of benefits accrued under the retirement program for the period ended December 30, 1996 and required to be deferred, and may include amounts deferred at the election of Trustees.
   B Compensation figures include cash, and may include amounts required to be deferred, a pro rata portion of benefits accrued under the retirement program for the period ended December 30, 1996 and required to be deferred, and amounts deferred at the election of Trustees.
   C The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $11, Phyllis Burke Davis, $11, Richard J. Flynn, $0, Robert M. Gates, $0, E. Bradley Jones, $11, Donald J. Kirk, $11, William O. McCoy, $0, Gerald C. McDonough, $11, Edward H. Malone, $11, Marvin L. Mann, $11, and Thomas R. Williams, $11.
Under a retirement program adopted in July 1988 and modified in
November 1995 and November 1996, each non-interested    Trustee who
retired before December 30, 1996 may receive payments from a Fidelity
fund during his or her lifetime based on his     or her basic trustee
fees and length of service. The obligation of a fund to make such
payments is neither secured nor funded. A    Trustee became eligible
to participate in the program at the end of the calendar year in which
he or she reached age 72, provided     that, at the time of
retirement, he or she had served as a Fidelity fund Trustee for at least five years.
   Under a deferred compensation plan adopted in September 1995 and amended in November 1996 (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual fees. Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of Fidelity funds including funds in each major investment discipline and representing a majority of Fidelity's assets under management (the Reference Funds). The amounts ultimately received by the Trustees under the Plan will be directly linked to the
investment pe    r   formance of the Reference Funds. Deferral of fees
in accordance with the Plan will have a negligible effect on a fund's assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any Trustee or to pay any particular level of compensation to the Trustee. A fund may invest in the Reference Funds under the Plan without shareholder approval.
   As of December 30, 1996, the non-interested Trustees terminated the retirement program for Trustees who retire after such date. In connection with the termination of the retirement program, each then-existing non-interested Trustee received a credit to his or her Plan account equal to the present value of the estimated benefits that would have been payable under the retirement program. The amounts credited to the non-interested Trustees' Plan accounts are subject to vesting and are treated as though equivalent dollar amounts had been invested in shares of the Reference Funds. The amounts ultimately received by the Trustees in connection with the credits to their Plan accounts will be directly linked to the investment performance of the Reference Funds. The termination of the retirement program and related crediting of estimated benefits to the Trustees' Plan accounts did not result in a material cost to the funds.
   As of August 31, 1997,     the Trustees, Members of the Advisory
Board, and officers of the fund owned, in the aggregate, less than
   1    % of the fund's total outstanding shares.
As of    August 31, 1997    , the following owned of record or
beneficially 5% or more of the fund's outstanding shares:    National
Financial Services Corporation, Boston, MA (19.08%).
MANAGEMENT CONTRACT
   FMR is the fund's manager pursuant to a management contract dated October 18, 1993, which was approved by Fidelity Municipal Trust, on October 18, 1993.
   MANAGEMENT SERVICES. The fund employs FMR to furnish investment advisory and other services. Under the terms of its management contract with the fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies, and limitations. FMR also provides the fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of the fund and all Trustees who are "interested persons" of the trust or of FMR, and all personnel of the fund or FMR performing services relating to research, statistical, and investment activities.
   In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of the fund. These services include providing facilities for maintaining the fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters, and other persons dealing with the fund; preparing all general shareholder communications and conducting shareholder relations; maintaining the fund's records and the registration of the fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for the fund; and furnishing reports, evaluations, and analyses on a variety of subjects to the Trustees.
   MANAGEMENT-RELATED EXPENSES. Under the terms of the fund's management contract, FMR is responsible for payment of all operating expenses of the fund with certain exceptions. Specific expenses payable by FMR include expenses for typesetting, printing, and mailing proxy materials to shareholders, legal expenses, fees of the custodian, auditor and interested Trustees, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. The fund's management contract further provides that FMR will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of the fund's transfer agent agreement, the transfer agent bears the costs of providing these services to existing shareholders. FMR also pays all fees associated with transfer agent, dividend disbursing, and shareholder services, pricing and bookkeeping services.
   FMR pays all other expenses of the fund with the following exceptions: fees and expenses of the non-interested Trustees, interest, taxes, brokerage commissions (if any), and such nonrecurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.
   MANAGEMENT FEE. For the services of FMR under the management contract, the fund pays FMR a monthly management fee at the annual rate of 0.55% of its average net assets throughout the month. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.
   For the fiscal years ended     August 31   , 1997, 1996, and 1995,
the fund paid FMR management fees of $4,041,000, $4,739,000, and $5,253,000, respectively, after reduction of fees and expenses paid by the fund to the non-interested Trustees. In addition, for the fiscal years ended August 31, 1997, 1996, and 1995, credits reducing management fees amounted to $9,000, $80,000, and $0, respectively.
   FMR may, from time to time, voluntarily reimburse all or a portion of the fund's operating expenses (exclusive of interest, taxes, brokerage commissions, and extraordinary expenses). FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.
   Expense reimbursements by FMR will increase the fund's total returns and yield, and repayment of the reimbursement by the fund will lower its total returns and yield.
DISTRIBUTION AND SERVICE PLAN
The Trustees have approved a Distribution and Service Plan on behalf
of the fund (the Plan) pursuant to Rule 12b-1 under the    1940 Act
(the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plan, as approved by the Trustees, allows the fund and FMR to incur certain expenses that might be considered to constitute indirect payment by the fund of distribution expenses.
   Under the Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. The Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with the distribution of fund shares. In addition, the Plan provides that FMR, directly or through FDC, may make payments to third parties, such as banks or broker-dealers, that engage in the sale of fund shares, or provide shareholder support services. Currently, the Board of Trustees has not authorized such payments for Spartan Short-Intermediate Municipal Income Fund.
   FMR made no payments either directly or through FDC to third parties for the fiscal year ended August 1997.
   Prior to approving the Plan, the Trustees carefully considered all
pertinent factors relating to the implementation of the Plan,     and
determined that there is a reasonable likelihood that the Plan will
benefit the fund and its shareholders. In particular, the Trust   ees
noted that the Plan does not authorize payments by the fund other than those made to FMR under its management contract with the fund. To the extent that the Plan gives FMR and FDC greater flexibility in connection with the distribution of fund shares, additional sales of fund shares may result. Furthermore, certain shareholder support services may be provided more effectively under the Plan by local entities with whom shareholders have other relationships.
Spartan Short-Intermediate Municipal Income's Plan was approved by Fidelity Municipal Trust on October 20, 1993, as the then sole shareholder of the fund pursuant to an Agreement and Plan of Conversion approved by public shareholders of the fund on August 18, 1993.
The Glass-Steagall Act generally prohibits federally and state chartered or supervised banks from engaging in the business of underwriting, selling, or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, FDC believes that the Glass-Steagall Act should not preclude a bank from performing shareholder support services, or servicing and recordkeeping functions. FDC intends to engage banks only to perform such functions. However, changes in federal or state statutes and regulations pertaining to the permissible activities of banks and their affiliates or subsidiaries, as well as further judicial or administrative decisions or interpretations, could prevent a bank from continuing to perform all or a part of the contemplated services. If a bank were prohibited from so acting, the Trustees would consider what actions, if any, would be necessary to continue to provide efficient and
effective shareholder services. In such    event, c    hanges in the
operation of the fund might occur, including possible termination of any automatic investment or redemption or other services then provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and other financial institutions may be required to register as dealers pursuant to state law.
   The fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive
payments     under the Plan. No preference for the instruments of such
depository institutions will be shown in the selection of investments. CONTRACTS WITH FMR AFFILIATES
   The fund has entered into a transfer agent agreement with UMB. Under the terms of the agreement, UMB provides transfer agency, dividend disbursing, and shareholder services for the fund. UMB in turn has entered into a sub-transfer agent agreement with FSC, an affiliate of FMR. Under the terms of the sub-agreement, FSC performs all processing activities associated with providing these services for the fund and receives all related transfer agency fees paid to UMB.

   For providing transfer agency services, FSC receives an annual account fee and an asset-based fee each based on account size and fund type for each retail account and certain institutional accounts. With respect to certain institutional retirement accounts, FSC receives and annual account fee and an asset-based fee based on account type or fund type. These annual account fees are subject to increase based on postal rate changes.
   FSC also collects small account fees from certain accounts with balances of less than $2,500.
   In addition, FSC receives the pro rata portion of the transfer agency fees applicable to shareholder accounts in each Fidelity Freedom Fund, a fund of funds managed by an FMR affiliate, according to the percentage of the Freedom Fund's assets that is invested in the fund.
   FSC pays out-of-pocket expenses associated with providing transfer agent services. In addition, FSC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.
   The fund has also entered into a service agent agreement with UMB. Under the terms of the agreement, UMB provides pricing and bookkeeping services for the fund. UMB in turn has entered into a sub-service
agent agreement with FSC. Under the terms of the     sub-agreement,
FSC performs all processing activities associated with providing these
services, including    calculating the NAV and dividends for the fund
and maintaining the fund's portfolio and general accounting records, and receives all related pricing and bookkeeping fees paid to UMB.

   For providing pricing and bookkeeping services, FSC receives a monthly fee based on the fund's average daily net assets throughout the month.
   FMR bears the cost of transfer agency, dividend disbursing, and shareholder services and pricing and bookkeeping services, under the terms of its management contract with the fund.
   The fund has entered into a distribution agreement with FDC, an affiliate of FMR organized as a Massachusetts corporation on July 18, 1960. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The distribution agreement calls for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the fund, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.
DESCRIPTION OF THE TRUST
TRUST ORGANIZATION. Spartan Short-Intermediate Municipal Income Fund
is a    fund o    f Fidelity Union Street Trust, an open-end
management investment company organized as a Massachusetts business trust on March 1, 1974 as Fidelity Daily Income Trust. The trust's name was changed to Fidelity Union Street Trust by a supplement to the Declaration of Trust dated and filed with the Commonwealth of
Massachusetts on April 30, 1990. Currently, there are    seven
funds of the Massachusetts trust: Spartan Municipal Income Fund, Spartan Ginnie Mae Fund, Spartan Maryland Municipal Income Fund, Spartan Intermediate Municipal Income Fund, Spartan Short-Intermediate Municipal Income Fund, Spartan Arizona Municipal Income Fund and Fidelity Export and Multinational Fund. Spartan Short-Intermediate Municipal Fund entered into an agreement to acquire all of the assets
of Spartan Short-Intermediate Municipal        Fund, a series of
Fidelity    Daily     Municipal Trust on October 20, 1993. The
Declaration of Trust permits the Trustees to create additional funds.
   In the event that FMR ceases to be the investment adviser to the trust or a fund, the right of the trust or fund to use the
identif    ying names "Fidelity" and "Spartan" may be withdrawn.
   Th    e assets of the trust received for the issue or sale of
shares of each fund and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are especially allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund are segregated on the books
of account, and are to be charged with the liabilities with    respect
to such fund and w    ith a share of the general expenses of the
trust. Expenses with respect to the trust are to be allocated in proportion to the asset value of the respective funds, except where allocations of direct expense can otherwise be fairly made. The officers of the trust, subject to the general supervision of the Board of Trustees, have the power to determine which expenses are
   allocable to a given fund    , or which are general or allocable to
all of the funds. In the event of the dissolution or liquidation of the trust, shareholders of each fund are entitled to receive as a class the underlying assets of such fund available for distribution. SHAREHOLDER AND TRUSTEE LIABILITY. The trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust. The Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees include a provision limiting the obligations created thereby to the trust and its assets. The Declaration of Trust provides for indemnification out of each fund's property of any shareholder held personally liable for the obligations of the fund. The Declaration of Trust also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the
risk of a shareholder incurring finan   cial loss on account of
shareholder liability is limited to circumstances in which a fund
itself would be unable to meet its oblig    ations. FMR believes that,
in view of the above, the risk of personal liability to shareholders is remote.
The Declaration of Trust further provides that the Trustees, if they have exercised reasonable care, will not be liable for any neglect or wrongdoing, but nothing in the Declaration of Trust protects Trustees against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
VOTING RIGHTS.    Each fund's capital co    nsists of shares of
beneficial interest. As a shareholder, you receive one vote for each dollar value of net asset value you own. The shares have no preemptive or conversion rights; the voting and dividend rights, the right of redemption, and the privilege of exchange are described in the
Prospectus. Shares are fully paid and nonassessable, except    as set
forth under the heading "Shareholder and Trustee Liability" above.
Shareholders representing 10% or more of the trust or a     fund may,
as set forth in the Declaration of Trust, call meetings of the trust or a fund for any purpose related to the trust or fund, as the case may be, including, in the case of a meeting of the entire trust, the purpose of voting on removal of one or more Trustees. The trust or any fund may be terminated upon the sale of its assets to another open-end management investment company, or upon liquidation and distribution of its assets, if approved by vote of the holders of a majority of the trust or the fund, as determined by the current value of each shareholder's investment in the fund or trust. If not so terminated, the trust and its funds will continue indefinitely. Each fund may invest all of its assets in another investment company.
CUSTODIAN. UMB    Bank, n.a., 1010 G    rand Avenue, Kansas City,
Missouri, is custodian of the assets of the fund. The custodian is
respon   sible for the safekeepin    g of a fund's assets and the
appointment of any subcustodian banks and clearing agencies. The custodian takes no part in determining the investment policies of a fund or in deciding which securities are purchased or sold by a fund. However, a fund may invest in obligations of the custodian and may purchase securities from or sell securities to the custodian.
FMR, its officers and directors, its affiliated companies, and the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.
AUDITOR. Co   opers & Lybrand L.L.P., One Post Office Square, Boston,
Massachusetts serves as the trust's independent accountant. The auditor examines financial statements for the fund and provides other audit, tax, and related services.
FINANCIAL STATEMENTS
The fund's financial statements and financial highlights for the
   fiscal yea    r ended August 31, 1997, and report of the auditor,
are included in the fund's Annual Report, which is a separate report
supplied    with th    is SAI. The fund's financial statements,
including the financial highlights, and report of the auditor are
incorporated herein b   y reference.     For a free additional copy of
the fund's Annual Report, contact Fidelity at 1-800-544-8888, 82
Devon   shire Street, Boston, M    A 02109.
APPENDIX
DOLLAR-WEIGHTED AVERAGE MATURITY is derived by multiplying the value of each investment by the time remaining to its maturity, adding these calculations, and then dividing the total by the value of the fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.
For example, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. When a municipal bond issuer has committed to call an issue of bonds and has established an independent escrow account that is sufficient to, and is pledged to, refund that issue, the number of days to maturity for the prerefunded bond is considered to be the number of days to the announced call date of the bonds.
The descriptions that follow are examples of eligible ratings for the
fund. The fund may, however, consider the ratings for other    types
of investments and the ratings assigned by other rating organizations when determining the eligibility of a particular investment.
       DESCRIPTION OF MOODY'S INVESTORS SERVICE RATINGS OF MUNICIPAL
OBLIGATIONS
   Moody's ratings for long-term municipal obligations fall within nine categories. They range from Aaa (highest quality) to C (lowest quality). Those bonds within the Aa through B categories that Moody's believes possess the strongest credit attributes within those categories are designated by the symbol "1."
AAA - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.
A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
BAA - Bonds that are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
BA - Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B - Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
CAA - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
CA - Bonds that are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C - Bonds that are rated C are the lowest-rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
DESCRIPTION OF STANDARD & POOR'S RATINGS OF MUNICIPAL DEBT
   Municipal debt issues may be designated by Standard & Poor's as either investment grade ("AAA" through "BBB") or speculative grade ("BB" through "D"). While speculative grade debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions. Ratings from AA through CCC may be modified by the addition of a plus sign (+) or minus sign (-) to show relative standing within the major rating categories.
AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.
AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.
A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.
BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.
CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
CC - Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.
C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.
CI - The rating CI is reserved for income bonds on which no interest is being paid.
D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
PART C - OTHER INFORMATION
Item 24.  Financial Statements and Exhibits
(a)(1) Financial Statements and Financial Highlights, included in the Annual Report, for Spartan Intermediate Municipal Income Fund for the fiscal year ended August 31, 1997 are incorporated herein by reference into the fund's Statement of Addi-tional Information and were filed on October 14, 1997 for Fidelity Union Street Trust (No. 811-2460) pursuant to Rule 30d-1 under the Investment Company Act of 1940 and are incorporated herein by reference.
(a)(2) Financial Statements and Financial Highlights, included in the Annual Report, for Spartan Short-Intermediate Municipal Income Fund for the fiscal year ended August 31, 1997 are incorporated herein by reference into the fund's Statement of Additional Information and were filed on October 14, 1997 for Fidelity Union Street Trust (No. 811-2460) pursuant to Rule 30d-1 under the Investment Company Act of 1940 and are incorporated herein by reference.
(b) Exhibits:
 1. Amended and Restated Declaration of Trust, dated September 14, 1995, is incorporated herein by reference to Exhibit (1) to Post-Effective Amendment No. 92.
 2. (a) Bylaws of the Trust, as amended, are incorporated herein by reference to Exhibit 2(a) to Post-Effective Amendment No. 87.
 3. Not applicable.
 4. Not applicable.
 5. (a) Management Contract, dated April 19, 1990, between Spartan Municipal Income Portfolio and Fidelity Management & Research Company is incorporated herein by reference to Exhibit 5(a) to Post-Effective Amendment No. 89.
  (b) Management Contract, dated December 13, 1990, between Spartan Ginnie Mae Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit 5(b) to Post-Effective Amendment No. 89.
  (c) Management Contract, dated March 18, 1993, between Spartan Maryland Municipal Income Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit 5(c) to Post-Effective Amendment No. 89.
  (d) Management Contract, dated March 18, 1993, between Spartan Aggressive Municipal Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit 5(f) to Post-Effective Amendment No. 84.
  (e) Management Contract, dated March 18, 1993, between Spartan Intermediate Municipal Income Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit 5(g) to Post-Effective Amendment No. 84.
  (f) Management Contract, dated October 18, 1993, between Spartan Short-Intermediate Municipal Income Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit 5(f) to Post-Effective Amendment No. 89.
  (g) Management Contract, dated July 14, 1994, between Fidelity Export Fund (currently known as Fidelity Export and Multinational
Fund) and Fidelity Management & Research Company is incorporated herein by reference to Exhibit 5(g) to Post-Effective Amendment No. 89.
  (h) Sub-Advisory Agreement, dated July 14, 1994, between Fidelity Management & Research Company, Fidelity Management & Research Company (U.K.) Inc., and Fidelity Union Street Trust on behalf of Fidelity Export Fund (currently known as Fidelity Export and Multinational
Fund) is incorporated herein by reference to Exhibit 5(h) to Post-Effective Amendment No. 89.
  (i) Sub-Advisory Agreement, dated July 14, 1994, between Fidelity Management & Research Company, Fidelity Management & Research Company (Far East) Inc., and Fidelity Union Street Trust on behalf of Fidelity Export Fund (currently known as Fidelity Export and Multinational
Fund) is incorporated herein by reference to Exhibit 5(i) to Post-Effective Amendment No. 89.
  (j) Management Contract, dated September 16, 1994, between Spartan Arizona Municipal Income Portfolio and Fidelity Management & Research Company is incorporated herein by reference to Exhibit 5(j) to Post-Effective Amendment No. 89.
 6. (a) General Distribution Agreement, dated April 19, 1990, between Fidelity Union Street Trust, on behalf of Spartan Municipal Income Portfolio and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit 6(a) to Post-Effective Amendment No. 89.
  (b) General Distribution Agreement, dated December 13, 1990, between Fidelity Union Street Trust, on behalf of Spartan Ginnie Mae Fund and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit 6(b) to Post-Effective Amendment No. 84.
  (c) Amendment, dated May 10, 1994, to the General Distribution Agreement, dated December 13, 1990, between Spartan Ginnie Mae Fund and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit 6(c) to Post-Effective Amendment No. 89.
  (d) General Distribution Agreement, dated March 18, 1993, between Fidelity Union Street Trust, on behalf of Spartan Maryland Municipal Income Fund and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit 6(d) to Post-Effective Amendment No. 89.
  (e) General Distribution Agreement, dated March 18, 1993, between Fidelity Union Street Trust, on behalf of Spartan Aggressive Municipal Fund and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit 6(e) to Post-Effective Amendment No. 84.
  (f) Amendment, dated May 10, 1994, to the General Distribution Agreement, dated March 18, 1993, between Spartan Aggressive Municipal Fund and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit 6(f) to Post-Effective Amendment No. 89.
  (g) General Distribution Agreement, dated March 18, 1993, between Fidelity Union Street Trust, on behalf of Spartan Intermediate Municipal Fund and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit 6(f) to Post-Effective Amendment No. 84.
  (h) Amendment, dated May 10, 1994, to the General Distribution Agreement, dated March 18, 1993, between Fidelity Union Street Trust, on behalf of Spartan Intermediate Municipal Fund and Fidelity Distributors Corporation is incorporated herein by reference to
Exhibit 6(h) to Post-Effective Amendment No. 89.
  (i) General Distribution Agreement, dated July 14, 1994, between Fidelity Union Street Trust, on behalf of Fidelity Export Fund (currently known as Fidelity Export and Multinational Fund), and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit 6(i) to Post-Effective Amendment No. 92.
  (j) Amendments to the General Distribution Agreement between Fidelity Union Street Trust on behalf of Fidelity Export Fund (currently known as Fidelity Export and Multinational Fund), and Fidelity Distributors Corporation, dated March 14, 1996 and July 15, 1996, are incorporated herein by reference to Exhibit 6(k) of Fidelity Select Portfolios' Post-Effective Amendment No. 57 (File No. 2-69972).
  (k) General Distribution Agreement, dated September 16, 1994, between Fidelity Union Street Trust, on behalf of Spartan Arizona Municipal Income Portfolio, and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit 6(j) to Post-Effective Amendment No. 91.
  (l) General Distribution Agreement, dated October 18, 1993, between Fidelity Union Street Trust, on behalf of Spartan Short-Intermediate Municipal Fund, and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit 6(k) to Post-Effective Amendment No. 92.
  (m) Amendments to the General Distribution Agreement between Fidelity Union Street Trust, on behalf of Spartan Aggressive Municipal Fund, Spartan Arizona Municipal Income Fund, Spartan Ginnie Mae Fund, Spartan Intermediate Municipal Income Fund, Spartan Maryland Municipal Income Fund, Spartan Municipal Income Fund, and Spartan Short-Intermediate Municipal Income Fund, and Fidelity Distributors Corporation, dated March 14, 1996 and July 15, 1996, are incorporated herein by reference to Exhibit 6(a) of Fidelity Court Street Trust's Post-Effective Amendment No. 61 (File No. 2-58774).
  (n) Form of Bank Agency Agreement (as revised January, 1997) is incorporated herein by reference to Exhibit 6(n) to Post-Effective Amendment No. 97.
  (o) Form of Selling Dealer Agreement for Bank-Related Transactions (as revised January, 1997) is incorporated herein by reference to
Exhibit 6(o) to Post-Effective Amendment No. 97.
 7. (a) Retirement Plan for Non-Interested Person Trustees, Directors or General Partners, as amended on November 16, 1995, is incorporated herein by reference to Exhibit 7(a) of Fidelity Select Portfolio's (File No. 2-69972) Post-Effective Amendment No. 54.
 . (b) The Fee Deferral Plan for Non-Interested Person Directors and Trustees of the Fidelity Funds, effective as of September 14, 1995 and amended through November 14, 1996, is incorporated herein by reference to Exhibit 7(b) of Fidelity Aberdeen Street Trust's (File No. 33-43529) Post-Effective Amendment No. 19.
 8. (a) Custodian Agreement and Appendix C, dated December 1, 1994, between The Bank of New York and Fidelity Union Street Trust on behalf of Spartan Ginnie Mae Fund is incorporated herein by reference to
Exhibit 8(a) of Fidelity Hereford Street Trust's Post-Effective Amendment No. 4 (File No. 33-52577).
  (b) Appendix A, dated April 17, 1997, to the Custodian Agreement, dated December 1, 1994, between The Bank of New York and Fidelity Union Street Trust on behalf of Spartan Ginnie Mae Fund is incorporated herein by reference to Exhibit 8(b) of Fidelity Hereford Street Trust's Post-Effective Amendment No. 8 (File No. 33-52577).
  (c) Appendix B, dated June 19, 1997, to the Custodian Agreement, dated December 1, 1994, between The Bank of New York and Fidelity Union Street Trust on behalf of Spartan Ginnie Mae Fund is incorporated herein by reference to Exhibit 8(c) of Fidelity Income Fund's Post-Effective Amendment No. 42 (File No. 2-92661).
  (d) Custodian Agreement, Appendix B, and Appendix C, dated December 1, 1994, between UMB Bank, n.a. and Fidelity Union Street Trust on behalf of Spartan Short-Intermediate Municipal Fund, Spartan Aggressive Municipal Fund, Spartan Intermediate Municipal Fund, Spartan Municipal Income Portfolio, Spartan Maryland Municipal Income Fund, and Spartan Arizona Municipal Income Portfolio is incorporated herein by reference to Exhibit 8 of Fidelity California Municipal Trust's Post-Effective Amendment No. 28 (File No. 2-83367).
  (e) Appendix A, dated October 17, 1996, to the Custodian Agreement, dated December 1, 1994, between UMB Bank, n.a. and Fidelity Union Street Trust on behalf of Spartan Short-Intermediate Municipal Fund, Spartan Aggressive Municipal Fund, Spartan Intermediate Municipal Fund, Spartan Municipal Income Portfolio, Spartan Maryland Municipal Income Fund, and Spartan Arizona Municipal Income Portfolio is incorporated herein by reference to Exhibit 8(a) of Fidelity Court Street Trust's Post-Effective Amendment No. 61 (File No. 2-58774).
  (f) Custodian Agreement and Appendix C, dated August 1, 1994, between The Chase Manhattan Bank, N.A. and Fidelity Union Street Trust on behalf of Fidelity Export Fund (currently known as Fidelity Export and Multinational Fund) is incorporated herein by reference to Exhibit 8(a) of Fidelity Investment Trust's Post-Effective Amendment No. 59 (File No. 2-90649).
  (g) Appendix A, dated October 17, 1996, to the Custodian Agreement, dated August 1, 1994, between The Chase Manhattan Bank, N.A. and Fidelity Union Street Trust on behalf of Fidelity Export Fund (currently known as Fidelity Export and Multinational Fund) is incorporated herein by reference to Exhibit 8(c) of Fidelity Charles Street Trust's Post-Effective Amendment No. 57 (File No. 2-73133).
  (h) Appendix B, dated June 19, 1997, to the Custodian Agreement, dated August 1, 1994, between The Chase Manhattan Bank, N.A. and Fidelity Union Street Trust on behalf of Fidelity Export Fund (currently known as Fidelity Export and Multinational Fund) is incorporated herein by reference to Exhibit 8(c) of Fidelity Securities Fund's Post-Effective Amendment No. 36 (File No. 2-93601).
  (i) Fidelity Group Repo Custodian Agreement among The Bank of New York, J. P. Morgan Securities, Inc., and Fidelity Union Street Trust on behalf of Fidelity Export Fund (currently known as Fidelity Export and Multinational Fund) and Spartan Ginnie Mae Fund, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(d) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.
  (j) Schedule 1 to the Fidelity Group Repo Custodian Agreement between The Bank of New York and Fidelity Union Street Trust on behalf of Fidelity Export Fund (currently known as Fidelity Export and Multinational Fund) and Spartan Ginnie Mae Fund, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(e) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.
  (k) Fidelity Group Repo Custodian Agreement among Chemical Bank, Greenwich Capital Markets, Inc., and Fidelity Union Street Trust on behalf of Fidelity Export Fund (currently known as Fidelity Export and Multinational Fund) and Spartan Ginnie Mae Fund, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(f) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.
  (l) Schedule 1 to the Fidelity Group Repo Custodian Agreement between Chemical Bank and Fidelity Union Street Trust on behalf of Fidelity Export Fund (currently known as Fidelity Export and Multinational Fund) and Spartan Ginnie Mae Fund, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(g) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.
  (m) Joint Trading Account Custody Agreement between The Bank of New York and Fidelity Union Street Trust on behalf of Fidelity Export Fund (currently known as Fidelity Export and Multinational Fund) and Spartan Ginnie Mae Fund, dated May 11, 1995, is incorporated herein by reference to Exhibit 8(h) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.
  (n) First Amendment to Joint Trading Account Custody Agreement between The Bank of New York and Fidelity Union Street Trust on behalf of Fidelity Export Fund (currently known as Fidelity Export and Multinational Fund) and Spartan Ginnie Mae Fund, dated July 14, 1995, is incorporated herein by reference to Exhibit 8(i) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.
  9. Not applicable.
 10. Not applicable.
 11. Consent of Coopers & Lybrand L.L.P. is filed herein as Exhibit
11.
 12. Not applicable.
 13. Not applicable.
 14. (a) Fidelity Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(a) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
  (b) Fidelity Institutional Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(d) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
  (c) National Financial Services Corporation Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(h) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
  (d) Fidelity Portfolio Advisory Services Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(i) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
  (e) Fidelity 403(b)(7) Custodial Account Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(e) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
  (f) National Financial Services Corporation Defined Contribution Retirement Plan and Trust Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(k) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
  (g) The CORPORATEplan for Retirement Profit Sharing/401K Plan, as currently in effect, is incorporated herein by reference to Exhibit 14(l) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
  (h) The CORPORATEplan for Retirement Money Purchase Pension Plan, as currently in effect, is incorporated herein by reference to Exhibit 14(m) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
  (i) Fidelity Investments Section 403(b)(7) Individual Custodial Account Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(f) of Fidelity Commonwealth Trust's (File No. 2-52322) Post Effective Amendment No. 57.
  (j) Plymouth Investments Defined Contribution Retirement Plan and Trust Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(o) of Fidelity Commonwealth Trust's (File No. 2-52322) Post Effective Amendment No. 57.
  (k) The Fidelity Prototype Defined Benefit Pension Plan and Trust Basic Plan Document and Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(d) of Fidelity Securities Fund's (File No. 2-93601) Post Effective Amendment No. 33.
  (l) The Institutional Prototype Plan Basic Plan Document, Standardized Adoption Agreement, and Non-Standardized Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(o) of Fidelity Securities Fund's (File No. 2-93601) Post Effective Amendment No. 33.
  (m) The CORPORATEplan for Retirement 100SM Profit Sharing/401(k) Basic Plan Document, Standardized Adoption Agreement, and Non-Standardized Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(f) of Fidelity Securities Fund's (File No. 2-93601) Post Effective Amendment No. 33.
  (n) The Fidelity Investments 401(a) Prototype Plan for Tax-Exempt Employers Basic Plan Document, Standardized Profit Sharing Plan Adoption Agreement, Non-Standardized Discretionary Contribution Plan No. 002 Adoption Agreement, and Non-Standardized Discretionary Contribution Plan No. 003 Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(g) of Fidelity Securities Fund's (File No. 2-93601) Post Effective Amendment No. 33.
  (o) Fidelity Investments 403(b) Sample Plan Basic Plan Document and Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(p) of Fidelity Securities Fund's (File No. 2-93601) Post Effective Amendment No. 33.
  (p) Fidelity Defined Contribution Retirement Plan and Trust Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(c) of Fidelity Securities Fund's (File No. 2-93601) Post Effective Amendment No. 33.
  (q) Fidelity SIMPLE-IRAPlan Adoption Agreement, Company Profile Form, and Plan Document, as currently in effect, is incorporated herein by reference to Exhibit 14(q) of Fidelity Aberdeen Street Trust's (File No. 33-43529) Post Effective Amendment No. 19.
 15. (a) Distribution and Service Plan pursuant to Rule 12b-1 for Spartan Municipal Income Fund is incorporated herein by reference to
Exhibit 15(a) to Post-Effective Amendment No. 96.
  (b) Distribution and Service Plan pursuant to Rule 12b-1 for Spartan Ginnie Mae Fund is incorporated herein by reference to Exhibit 15(b) to Post-Effective Amendment No. 89.
  (c) Distribution and Service Plan pursuant to Rule 12b-1 for Spartan Maryland Municipal Income Fund is incorporated herein by reference to
Exhibit 15(c) to Post-Effective Amendment No. 83.
  (d) Distribution and Service Plan pursuant to Rule 12b-1 for Spartan Aggressive Municipal Fund is incorporated herein by reference to Exhibit 15(d) to Post-Effective Amendment No. 89.
  (e) Distribution and Service Plan pursuant to Rule 12b-1 for Spartan Intermediate Municipal Income Fund is incorporated herein by reference to Exhibit 15(e) to Post-Effective Amendment No. 96.
  (f) Distribution and Service Plan pursuant to Rule 12b-1 for Spartan Arizona Municipal Income Portfolio is incorporated herein by reference to Exhibit 15(f) to Post-Effective Amendment No. 92.
  (g) Distribution and Service Plan pursuant to Rule 12b-1 for Spartan Short-Intermediate Municipal Income Fund is incorporated herein by reference to Exhibit 15(g) to Post-Effective Amendment 96.
 16. (a) A schedule for the computation of 30-day yields and total
returns on behalf of the registrant is incorpo   rated herein by
reference to Exhibit 16(a) to Post-Effective Amendment No. 92.
      (b) A schedule for the computation of moving averages on behalf
of the registrant is incorporated herein by    reference to Exhibit
16(b) to Post-Effective Amendment No. 92.
 17. Financial Data Schedules are filed herein as Exhibit 27.
 18. Not applicable.
Item 25. Persons Controlled by or Under Common Control with Registrant The Board of Trustees of Fidelity Union Street Trust is the same as the boards of other funds advised by FMR, each of which has Fidelity Management & Research Company as its investment adviser. In addition, the officers of these funds are substantially identical. Nonetheless, Registrant takes the position that it is not under common control with these other funds since the power residing in the respective boards and officers arises as the result of an official position with the respective funds.
Item 26. Number of Holders of Securities:  September 30, 1997
Title of Class: Shares of Beneficial Interest
      Name of Series   Number of Record Holders

      Fidelity Export and Multinational Fund             48,262

      Spartan Arizona Municipal Income Fund                  294
      Spartan Ginnie Mae Fund                            15,030
      Spartan Intermediate Municipal Income Fund         3,213
      Spartan Maryland Municipal Income Fund             985
      Spartan Municipal Income Fund                      10,774
      Spartan Short-Intermediate Municipal Income Fund   13,065




Item 27. Indemnification
 Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Registrant shall indemnify any present or past Trustee or officer to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any claim, action, suit, or proceeding in which he is involved by virtue of his service as a Trustee, an officer, or both. Additionally, amounts paid or incurred in settlement of such matters are covered by this indemnification. Indemnification will not be provided in certain circumstances, however. These include instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.
 Pursuant to Section 11 of the Distribution Agreement, the Registrant agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Registrant included a materially misleading statement or omission. However, the Registrant does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Registrant by or on behalf of the Distributor. The Registrant does not agree to indemnify the parties against any liability to which they would be subject by reason of willful misfeasance, bad faith, gross negligence, and reckless disregard of the obligations and duties under the Distribution Agreement.
 Pursuant to the agreement by which Fidelity Service Company, Inc. ("Service") is appointed sub-transfer agent, the Transfer Agent agrees to indemnify Service for Service's losses, claims, damages, liabilities and expenses (including reasonable counsel fees and expenses) (losses) to the extent that the Transfer Agent is entitled to and receives indemnification from the Portfolio for the same events. Under the Transfer Agency Agreement, the Registrant agrees to indemnify and hold the Transfer Agent harmless against any losses, claims, damages, liabilities, or expenses (including reasonable counsel fees and expenses) resulting from:
 (1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder which names the Transfer Agent and/or the Registrant as a party and is not based on and does not result from the Transfer Agent's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with the Transfer Agent's performance under the Transfer Agency Agreement; or
 (2) any claim, demand, action or suit (except to the extent contributed to by the Transfer Agent's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from the Transfer Agent's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of the Transfer Agent's acting in reliance upon advice reasonably believed by the Transfer Agent to have been given by counsel for the Registrant, or as a result of the Transfer Agent's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.
 Pursuant to the agreement by which Fidelity Service Company, Inc. ("Service") is appointed transfer agent, the Registrant agrees to indemnify and hold Service harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:
 (1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names the Service and/or the Registrant as a party and is not based on and does not result from Service's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with Service's performance under the Transfer Agency Agreement; or
 (2) any claim, demand, action or suit (except to the extent contributed to by Service's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from Service's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of Service's acting in reliance upon advice reasonably believed by Service to have been given by counsel for the Registrant, or as a result of Service's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.
Item 28. Business and Other Connections of Investment Adviser
 (1)  FIDELITY MANAGEMENT & RESEARCH COMPANY (FMR)
 FMR serves as investment adviser to a number of other investment companies. The directors and officers of the Adviser have held, during the past two fiscal years, the following positions of a substantial nature.

Edward C. Johnson 3d        Chairman of the Board of FMR; President and Chief
                            Executive Officer of FMR Corp.; Chairman of the
                            Board and Director of FMR, FMR Corp., FMR Texas
                            Inc., FMR (U.K.) Inc., and FMR (Far East) Inc.;
                            Chairman of the Board and Representative Director of
                            Fidelity Investments Japan Limited; President and
                            Trustee of funds advised by FMR.



Robert C. Pozen             President and Director of FMR; President and Director
                            of FMR Texas Inc., FMR (U.K.) Inc., and FMR (Far
                            East) Inc.; General Counsel, Managing Director, and
                            Senior Vice President of FMR Corp.



J. Gary Burkhead            President of FIIS; President and Director of FMR, FMR
                            Texas Inc., FMR (U.K.) Inc., and FMR (Far East) Inc.;
                            Managing Director of FMR Corp.; Senior Vice
                            President and Trustee of funds advised by FMR.



Peter S. Lynch              Vice Chairman of the Board and Director of FMR.



Marta Amieva                Vice President of FMR.



John Carlson                Vice President of FMR.



Dwight D. Churchill         Senior Vice President of FMR.



Barry Coffman               Vice President of FMR.



Arieh Coll                  Vice President of FMR.



Stephen G. Manning          Assistant Treasurer of FMR



William Danoff              Senior Vice President of FMR and of a fund advised by
                            FMR.



Scott E. DeSano             Vice President of FMR.



Craig P. Dinsell            Vice President of FMR.



Penelope Dobkin             Vice President of FMR and of a fund advised by FMR.



George C. Domolky           Vice President of FMR.



Bettina Doulton             Vice President of FMR and of funds advised by FMR.



Margaret L. Eagle           Vice President of FMR and a fund advised by FMR.



Richard B. Fentin           Senior Vice President of FMR and Vice President of a
                            fund advised by FMR.



Gregory Fraser              Vice President of FMR and of a fund advised by FMR.



Jay Freedman                Assistant Clerk of FMR; Clerk of FMR Corp., FMR
                            (U.K.) Inc., and FMR (Far East) Inc.; Secretary of FMR
                            Texas Inc.



Robert Gervis               Vice President of FMR.



David L. Glancy             Vice President of FMR and of a fund advised by FMR.



Kevin E. Grant              Vice President of FMR and of funds advised by FMR.



Barry A. Greenfield         Vice President of FMR and of a fund advised by FMR.



Boyce I. Greer              Senior Vice President of FMR.



Robert Haber                Vice President of FMR.



Richard C. Habermann        Senior Vice President of FMR; Vice President of funds
                            advised by FMR.



William J. Hayes            Senior Vice President of FMR; Vice President of Equity
                            funds advised by FMR.



Richard Hazlewood           Vice President of FMR and of a fund advised by FMR.



Fred L. Henning Jr.         Senior Vice President of FMR; Vice President of
                            Fixed-Income funds advised by FMR.



Bruce Herring               Vice President of FMR.



John R. Hickling            Vice President of FMR and of a fund advised by FMR.



Robert F. Hill              Vice President of FMR; Director of Technical Research.



Curt Hollingsworth          Vice President of FMR and of funds advised by FMR.



Abigail P. Johnson          Senior Vice President of FMR and of a fund advised by
                            FMR; Associate Director and Senior Vice President of
                            Equity funds advised by FMR.



David B. Jones              Vice President of FMR.



Steven Kaye                 Vice President of FMR and of a fund advised by FMR.



Francis V. Knox             Vice President of FMR; Compliance Officer of FMR
                            (U.K.) Inc.



David P. Kurrasch           Vice President of FMR.



Robert A. Lawrence          Senior Vice President of FMR; Associate Director and
                            Senior Vice President of Equity funds advised by FMR;
                            Vice President of High Income funds advised by FMR.



Harris Leviton              Vice President of FMR and of a fund advised by FMR.



Bradford E. Lewis           Vice President of FMR and of funds advised by FMR.



Mark G. Lohr                Vice President of FMR; Treasurer of FMR, FMR (U.K.)
                            Inc., FMR (Far East) Inc., and FMR Texas Inc.



Arthur S. Loring            Senior Vice President, Clerk, and General Counsel of
                            FMR; Vice President/Legal, and Assistant Clerk of
                            FMR Corp.; Secretary of funds advised by FMR.



Richard R. Mace Jr.         Vice President of FMR and of funds advised by FMR.



Charles Mangum              Vice President of FMR.



Kevin McCarey               Vice President of FMR.



Diane McLaughlin            Vice President of FMR.



Neal P. Miller              Vice President of FMR.



Robert H. Morrison          Vice President of FMR; Director of Equity Trading.



David L. Murphy             Vice President of FMR and of funds advised by FMR.



Scott Orr                   Vice President of FMR.



Jacques Perold              Vice President of FMR.



Anne Punzak                 Vice President of FMR.



Kenneth A. Rathgeber        Vice President of FMR; Treasurer of funds advised by
                            FMR.



Kennedy P. Richardson       Vice President of FMR.



Mark Rzepczynski            Vice President of FMR.



Lee H. Sandwen              Vice President of FMR.



Patricia A. Satterthwaite   Vice President of FMR and of a fund advised by FMR.



Fergus Shiel                Vice President of FMR.



Carol Smith-Fachetti        Vice President of FMR.



Steven J. Snider            Vice President of FMR.



Thomas T. Soviero           Vice President of FMR and of a fund advised by FMR.



Richard Spillane            Senior Vice President of FMR; Associate Director and
                            Senior Vice President of Equity funds advised by FMR;
                            Senior Vice President and Director of Operations and
                            Compliance of FMR (U.K.) Inc.



Thomas Sprague              Vice President of FMR.



Robert E. Stansky           Senior Vice President of FMR; Vice President of a fund
                            advised by FMR.



Scott Stewart               Vice President of FMR.



Cythia Straus               Vice President of FMR.



Thomas Sweeney              Vice President of FMR and of a fund advised by FMR.



Beth F. Terrana             Senior Vice President of FMR; Vice President of a fund
                            advised by FMR.



Yoko Tilley                 Vice President of FMR.



Joel C. Tillinghast         Vice President of FMR and of a fund advised by FMR.



Robert Tuckett              Vice President of FMR.



Jennifer Uhrig              Vice President of FMR and of funds advised by FMR.



George A. Vanderheiden      Senior Vice President of FMR; Vice President of funds
                            advised by FMR.



(2)  FIDELITY MANAGEMENT & RESEARCH (U.K.) INC. (FMR U.K.)
       25 Lovat Lane, London, EC3R 8LL, England
 FMR U.K. provides investment advisory services to Fidelity Management & Research Company and Fidelity Management Trust Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Edward C. Johnson 3d   Chairman of the Board and Director of FMR U.K.,
                       FMR, FMR Corp., FMR Texas Inc., and FMR (Far
                       East) Inc.; Chairman of the Executive Committee of
                       FMR; President and Chief Executive Officer of FMR
                       Corp.; Chairman of the Board and Representative
                       Director of Fidelity Investments Japan Limited;
                       President and Trustee of funds advised by FMR.



J. Gary Burkhead       President of FIIS; President and Director of FMR U.K.,
                       FMR, FMR (Far East) Inc., and FMR Texas Inc.;
                       Managing Director of FMR Corp.; Senior Vice
                       President and Trustee of funds advised by FMR.



Robert C. Pozen        President and Director of FMR; President and Director
                       of FMR Texas Inc., FMR (U.K.) Inc., and FMR (Far
                       East) Inc.; General Counsel, Managing Director, and
                       Senior Vice President of FMR Corp.



Mark G. Lohr           Treasurer of FMR U.K., FMR, FMR (Far East) Inc., and
                       FMR Texas Inc.; Vice President of FMR.



Stephen G. Manning     Assistant Treasurer of FMR U.K., FMR, FMR (Far
                       East) Inc., and FMR Texas Inc.; Treasurer of FMR
                       Corp.



Francis V. Knox        Compliance Officer of FMR U.K.; Vice President of
                       FMR.



Jay Freedman           Clerk of FMR U.K., FMR (Far East) Inc., and FMR
                       Corp.; Assistant Clerk of FMR; Secretary of FMR
                       Texas Inc.



(3)  FIDELITY MANAGEMENT & RESEARCH COMPANY (FAR EAST) INC. (FMR FAR
EAST)
      Shiroyama JT Mori Bldg., 4-3-1 Toranomon Minato-ku, Tokyo 105,
Japan
 FMR Far East provides investment advisory services to Fidelity
Management & Research Company and Fidelity Management Trust Company.
The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.
Edward C. Johnson 3d   Chairman of the Board and Director of FMR Far
                       East, FMR, FMR Corp., FMR Texas Inc., and
                       FMR (U.K.) Inc.; Chairman of the Executive
                       Committee of FMR; President and Chief
                       Executive Officer of FMR Corp.; Chairman of
                       the Board and Representative Director of Fidelity
                       Investments Japan Limited; President and
                       Trustee of funds advised by FMR.



J. Gary Burkhead       President of FIIS; President and Director of FMR
                       Far East, FMR Texas Inc., FMR, and FMR
                       (U.K.) Inc.; Managing Director of FMR Corp.;
                       Senior Vice President and Trustee of funds
                       advised by FMR.



Robert C. Pozen        President and Director of FMR; President and
                       Director of FMR Texas Inc., FMR (U.K.) Inc.,
                       and FMR (Far East) Inc.; General Counsel,
                       Managing Director, and Senior Vice President of
                       FMR Corp.



Bill Wilder            Vice President of FMR Far East; President and
                       Representative Director of Fidelity Investments
                       Japan Limited.



Mark G. Lohr           Treasurer of FMR Far East, FMR, FMR (U.K.)
                       Inc., and FMR Texas Inc.; Vice President of
                       FMR.



Stephen G. Manning     Assistant Treasurer of FMR Far East, FMR,
                       FMR (U.K.) Inc., and FMR Texas Inc.; Vice
                       President and Treasurer of FMR Corp.



Jay Freedman           Clerk of FMR Far East, FMR (U.K.) Inc., and
                       FMR Corp.; Assistant Clerk of FMR; Secretary
                       of FMR Texas Inc.



Robert Auld            Vice President of FMR Far East.


Item 29. Principal Underwriters
(a) Fidelity Distributors Corporation (FDC) acts as distributor for most funds advised by FMR.
(b)

Name and Principal   Positions and Offices   Positions and Offices

Business Address*    With Underwriter        With Registrant

Edward C. Johnson 3d   Director                   Trustee and President

Michael Mlinac         Director                   None

James Curvey           Director                   None
Martha B. Willis       President                  None

Arthur S. Loring       Vice President and Clerk   Secretary

Caron Ketchum          Treasurer and Controller   None

Gary Greenstein        Assistant Treasurer        None

Jay Freedman           Assistant Clerk            None

Linda Holland          Compliance Officer         None

* 82 Devonshire Street, Boston, MA
 (c) Not applicable.
Item 30. Location of Accounts and Records
 All accounts, books, and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Fidelity Management & Research Company or Fidelity Service Company, Inc., 82 Devonshire Street, Boston, MA 02109, or the funds' respective custodian, The Bank of New York, 110 Washington Street, New York, N.Y., The Chase Manhattan Bank, 1 Chase Manhattan Plaza, New York, N.Y., and UMB Bank, n.a., 1010 Grand Avenue, Kansas City, MO.
Item 31. Management Services
 Not applicable.
Item 32. Undertakings
(1) The Registrant undertakes for Spartan Maryland Municipal Income Fund, Spartan Intermediate Municipal Income Fund, Fidelity Export and Multinational Fund, and Spartan Arizona Municipal Income Fund: (1) to call a meeting of shareholders for the purpose of voting upon the questions of removal of a trustee or trustees, when requested to do so by record holders of not less than 10% of its outstanding shares; and
(2) to assist in communications with other shareholders pursuant to
Section 16(c)(1) and (2), whenever shareholders meeting the qualifications set forth in Section 16(c) seek the opportunity to communicate with other shareholders with a view toward requesting a meeting.
(2) The Registrant on behalf of Spartan Short-Intermediate Municipal Income Fund, Spartan Intermediate Municipal Income Fund, Spartan Ginnie Mae Fund, Spartan Maryland Municipal Income Fund, Fidelity Export and Multinational Fund, and Spartan Arizona Municipal Income Fund, provided the information required by Item 5A is contained in the annual report, undertakes to furnish each person to whom a prospectus has been delivered, upon their request and without charge, a copy of the Registrant's latest annual report to shareholders.
SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 98 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 21 day of October 1997.
      Fidelity Union Street Trust
      By /s/Edward C. Johnson 3d          (dagger)
           Edward C. Johnson 3d, President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
       (Signature)   (Title)   (Date)


/s/Edward C. Johnson 3d  (dagger)   President and Trustee           October 21, 1997

Edward C. Johnson 3d                (Principal Executive Officer)



/s/Richard A. Silver                Treasurer                       October 21, 1997

Richard A. Silver



/s/Robert C. Pozen                  Trustee                         October 21, 1997

Robert C. Pozen



/s/Ralph F. Cox                 *   Trustee                         October 21, 1997

Ralph F. Cox



/s/Phyllis Burke Davis      *       Trustee                         October 21, 1997

Phyllis Burke Davis



/s/Robert M. Gates           **     Trustee                         October 21, 1997

Robert M. Gates



/s/E. Bradley Jones           *     Trustee                         October 21, 1997

E. Bradley Jones



/s/Donald J. Kirk               *   Trustee                         October 21, 1997

Donald J. Kirk



/s/Peter S. Lynch               *   Trustee                         October 21, 1997

Peter S. Lynch



/s/Marvin L. Mann            *      Trustee                         October 21, 1997

Marvin L. Mann



/s/William O. McCoy        *        Trustee                         October 21, 1997

William O. McCoy



/s/Gerald C. McDonough  *           Trustee                         October 21, 1997

Gerald C. McDonough



/s/Thomas R. Williams       *       Trustee                         October 21, 1997

Thomas R. Williams




(dagger) Signatures affixed by Robert C. Pozen pursuant to a power of attorney dated July 17, 1997 and filed herewith.
* Signature affixed by Robert C. Hacker pursuant to a power of attorney dated December 19, 1996 and filed herewith.
** Signature affixed by Robert C. Hacker pursuant to a power of attorney dated March 6, 1997 and filed herewith.
POWER OF ATTORNEY
 I, the undersigned President and Director, Trustee, or General Partner, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust           Fidelity Hereford Street Trust
Fidelity Advisor Series I                Fidelity Income Fund
Fidelity Advisor Series II               Fidelity Institutional Cash Portfolios
Fidelity Advisor Series III              Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series IV               Fidelity Investment Trust
Fidelity Advisor Series V                Fidelity Magellan Fund
Fidelity Advisor Series VI               Fidelity Massachusetts Municipal Trust
Fidelity Advisor Series VII              Fidelity Money Market Trust
Fidelity Advisor Series VIII             Fidelity Mt. Vernon Street Trust
Fidelity Beacon Street Trust             Fidelity Municipal Trust
Fidelity Boston Street Trust             Fidelity Municipal Trust II
Fidelity California Municipal Trust      Fidelity New York Municipal Trust
Fidelity California Municipal Trust II   Fidelity New York Municipal Trust II
Fidelity Capital Trust                   Fidelity Phillips Street Trust
Fidelity Charles Street Trust            Fidelity Puritan Trust
Fidelity Commonwealth Trust              Fidelity Revere Street Trust
Fidelity Concord Street Trust            Fidelity School Street Trust
Fidelity Congress Street Fund            Fidelity Securities Fund
Fidelity Contrafund                      Fidelity Select Portfolios
Fidelity Corporate Trust                 Fidelity Sterling Performance Portfolio, L.P.
Fidelity Court Street Trust              Fidelity Summer Street Trust
Fidelity Court Street Trust II           Fidelity Trend Fund
Fidelity Covington Trust                 Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Daily Money Fund                Fidelity U.S. Investments-Government Securities
Fidelity Destiny Portfolios                 Fund, L.P.
Fidelity Deutsche Mark Performance       Fidelity Union Street Trust
  Portfolio, L.P.                        Fidelity Union Street Trust II
Fidelity Devonshire Trust                Fidelity Yen Performance Portfolio, L.P.
Fidelity Exchange Fund                   Newbury Street Trust
Fidelity Financial Trust                 Variable Insurance Products Fund
Fidelity Fixed-Income Trust              Variable Insurance Products Fund II
Fidelity Government Securities Fund      Variable Insurance Products Fund III
Fidelity Hastings Street Trust


in addition to any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as President and Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint Robert C. Pozen my true and lawful attorney-in-fact, with full power of substitution, and with full power to him to sign for me and in my name in the appropriate capacity, all Registration Statements of the Funds on Form N-1A, Form N-8A, or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A, Form N-8A, or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and on my behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after August 1, 1997.
 WITNESS my hand on the date set forth below.
/s/Edward C. Johnson 3d_   July 17, 1997

Edward C. Johnson 3d

POWER OF ATTORNEY
 We, the undersigned Directors, Trustees, or General Partners, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust           Fidelity Government Securities Fund
Fidelity Advisor Annuity Fund            Fidelity Hastings Street Trust
Fidelity Advisor Series I                Fidelity Hereford Street Trust
Fidelity Advisor Series II               Fidelity Income Fund
Fidelity Advisor Series III              Fidelity Institutional Cash Portfolios
Fidelity Advisor Series IV               Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series V                Fidelity Institutional Trust
Fidelity Advisor Series VI               Fidelity Investment Trust
Fidelity Advisor Series VII              Fidelity Magellan Fund
Fidelity Advisor Series VIII             Fidelity Massachusetts Municipal Trust
Fidelity Beacon Street Trust             Fidelity Money Market Trust
Fidelity Boston Street Trust             Fidelity Mt. Vernon Street Trust
Fidelity California Municipal Trust      Fidelity Municipal Trust
Fidelity California Municipal Trust II   Fidelity Municipal Trust II
Fidelity Capital Trust                   Fidelity New York Municipal Trust
Fidelity Charles Street Trust            Fidelity New York Municipal Trust II
Fidelity Commonwealth Trust              Fidelity Phillips Street Trust
Fidelity Congress Street Fund            Fidelity Puritan Trust
Fidelity Contrafund                      Fidelity Revere Street Trust
Fidelity Corporate Trust                 Fidelity School Street Trust
Fidelity Court Street Trust              Fidelity Securities Fund
Fidelity Court Street Trust II           Fidelity Select Portfolios
Fidelity Covington Trust                 Fidelity Sterling Performance Portfolio, L.P.
Fidelity Daily Money Fund                Fidelity Summer Street Trust
Fidelity Daily Tax-Exempt Fund           Fidelity Trend Fund
Fidelity Destiny Portfolios              Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Deutsche Mark Performance       Fidelity U.S. Investments-Government Securities
  Portfolio, L.P.                           Fund, L.P.
Fidelity Devonshire Trust                Fidelity Union Street Trust
Fidelity Exchange Fund                   Fidelity Union Street Trust II
Fidelity Financial Trust                 Fidelity Yen Performance Portfolio, L.P.
Fidelity Fixed-Income Trust              Variable Insurance Products Fund
                                         Variable Insurance Products Fund II


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Directors, Trustees, or General Partners (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Stephanie A. Djinis, Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, and Dana L. Platt, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after January 1, 1997.
 WITNESS our hands on this nineteenth day of December, 1996.

/s/Edward C. Johnson 3d___________    /s/Peter S. Lynch________________

Edward C. Johnson 3d                  Peter S. Lynch




/s/J. Gary Burkhead_______________    /s/William O. McCoy______________

J. Gary Burkhead                      William O. McCoy


/s/Ralph F. Cox __________________   /s/Gerald C. McDonough___________

Ralph F. Cox                         Gerald C. McDonough


/s/Phyllis Burke Davis_____________   /s/Marvin L. Mann________________

Phyllis Burke Davis                   Marvin L. Mann


/s/E. Bradley Jones________________   /s/Thomas R. Williams ____________

E. Bradley Jones                      Thomas R. Williams


/s/Donald J. Kirk __________________

Donald J. Kirk



POWER OF ATTORNEY
 I, the undersigned Director, Trustee, or General Partner, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust           Fidelity Government Securities Fund
Fidelity Advisor Annuity Fund            Fidelity Hastings Street Trust
Fidelity Advisor Series I                Fidelity Hereford Street Trust
Fidelity Advisor Series II               Fidelity Income Fund
Fidelity Advisor Series III              Fidelity Institutional Cash Portfolios
Fidelity Advisor Series IV               Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series V                Fidelity Institutional Trust
Fidelity Advisor Series VI               Fidelity Investment Trust
Fidelity Advisor Series VII              Fidelity Magellan Fund
Fidelity Advisor Series VIII             Fidelity Massachusetts Municipal Trust
Fidelity Beacon Street Trust             Fidelity Money Market Trust
Fidelity Boston Street Trust             Fidelity Mt. Vernon Street Trust
Fidelity California Municipal Trust      Fidelity Municipal Trust
Fidelity California Municipal Trust II   Fidelity Municipal Trust II
Fidelity Capital Trust                   Fidelity New York Municipal Trust
Fidelity Charles Street Trust            Fidelity New York Municipal Trust II
Fidelity Commonwealth Trust              Fidelity Phillips Street Trust
Fidelity Congress Street Fund            Fidelity Puritan Trust
Fidelity Contrafund                      Fidelity Revere Street Trust
Fidelity Corporate Trust                 Fidelity School Street Trust
Fidelity Court Street Trust              Fidelity Securities Fund
Fidelity Court Street Trust II           Fidelity Select Portfolios
Fidelity Covington Trust                 Fidelity Sterling Performance Portfolio, L.P.
Fidelity Daily Money Fund                Fidelity Summer Street Trust
Fidelity Daily Tax-Exempt Fund           Fidelity Trend Fund
Fidelity Destiny Portfolios              Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Deutsche Mark Performance       Fidelity U.S. Investments-Government Securities
  Portfolio, L.P.                           Fund, L.P.
Fidelity Devonshire Trust                Fidelity Union Street Trust
Fidelity Exchange Fund                   Fidelity Union Street Trust II
Fidelity Financial Trust                 Fidelity Yen Performance Portfolio, L.P.
Fidelity Fixed-Income Trust              Variable Insurance Products Fund
                                         Variable Insurance Products Fund II


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Stephanie A. Djinis, Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, and Dana L. Platt, each of them singly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after March 1, 1997.
 WITNESS my hand on the date set forth below.
/s/Robert M. Gates              March 6, 1997

Robert M. Gates